UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: January 31

Registrant is making a filing for 8 of its series:

Wells Fargo 100% Treasury Money Market Fund, Wells Fargo Cash Investment Money Market Fund, Wells Fargo Government Money Market Fund, Wells Fargo Heritage Money Market Fund, Wells Fargo Money Market Fund, Wells Fargo Municipal Cash Management Money Market Fund, Wells Fargo National Tax-Free Money Market Fund, and Wells Fargo Treasury Plus Money Market Fund.

Date of reporting period: July 31, 2017

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report

July 31, 2017

Retail Money Market Funds

∎	Wells Fargo Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20171

		Including sales charge			Excluding sales charge			Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[3]
Class A (STGXX)	7-1-1992	–	–	–	0.28	0.06	0.46	0.83	0.65
Class C*	6-30-2010	(0.99)	0.01	0.31	0.01	0.01	0.31	1.58	1.40
Premier Class (WMPXX)	3-31-2016	–	–	–	0.71	0.17	0.51	0.44	0.20
Service Class (WMOXX)	6-30-2010	–	–	–	0.41	0.09	0.49	0.73	0.50

Yield summary (%) as of July 31, 20173

	Class A	Class C*	Premier Class	Service Class
7-day current yield	0.70	0.01	1.15	0.85
7-day compound yield	0.71	0.01	1.15	0.85
30-day simple yield	0.68	0.01	1.12	0.83
30-day compound yield	0.68	0.01	1.13	0.83
*	Class C shares are available only to shareholders making an exchange out of Class C shares of another mutual fund within the Wells Fargo family of funds.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Class A shares, Premier Class shares, and Service Class shares are sold without a front-end sales charge or contingent deferred sales charge. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Money Market Fund	5

Portfolio composition as of July 31, 2017[4]

Effective maturity distribution as of July 31, 2017[4]

Weighted average maturity as of July 31, 2017[5]
20 days

Weighted average life as of July 31, 2017[6]
67 days

[1]	Historical performance shown for Class C shares prior to their inception reflects the performance of the former Class B shares. Historical performance shown for Premier Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses were not included, returns for Premier Class shares would be higher. Historical performance shown for Service Class shares prior to their inception reflects the performance of the former Investor Class shares, and includes the higher expenses applicable to the former Investor Class shares. If these expenses had not been included, returns for Service Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.51%, (0.25)%, 0.89%, and 0.60% for Class A, Class C, Premier Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,002.37	$3.23	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%
Class C
Actual	$1,000.00	$1,000.05	$5.45	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Premier Class
Actual	$1,000.00	$1,004.56	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,003.10	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 24.07%
Abbey National Treasury Services ±	1.41%	12-15-2017	$3,000,000	$3,000,000
Bank of Montreal	1.22	8-3-2017	2,000,000	2,000,000
Bank of Nova Scotia ±	1.38	3-20-2018	5,000,000	5,000,000
Chiba Bank Limited	1.27	8-7-2017	4,000,000	4,000,000
China Construction Bank Corporation ±	1.48	7-20-2018	7,000,000	7,000,000
Citibank (New York) ±	1.32	1-3-2018	4,000,000	4,000,000
Credit Suisse (New York) ±	1.45	11-7-2017	5,000,000	5,000,000
Dexia Credit Local SA ±	1.60	12-7-2017	7,000,000	7,000,000
HSBC Bank plc	1.11	8-1-2017	9,000,000	9,000,000
HSBC Bank plc ±	1.33	5-11-2018	3,000,000	3,000,000
KBC Bank	1.18	8-2-2017	6,000,000	6,000,000
Mitsubishi Trust & Bank ±	1.42	11-30-2017	2,000,000	2,000,000
Mizuho Bank Limited ±	1.45	11-8-2017	3,000,000	3,000,504
Mizuho Bank Limited	1.52	10-6-2017	2,000,000	2,000,448
Mizuho Bank Limited ±	1.52	10-10-2017	3,000,000	3,000,000
National Australia Bank Limited	1.25	9-12-2017	4,000,000	4,000,000
National Bank of Kuwait	1.10	8-1-2017	13,600,000	13,600,000
NBAD Americas NV	1.11	8-1-2017	13,000,000	13,000,000
Norinchukin Bank	1.20	8-2-2017	8,000,000	7,999,989
Norinchukin Bank ±	1.41	1-11-2018	5,000,000	5,000,000
Oversea-Chinese Banking Corporation	1.14	8-4-2017	6,000,000	5,999,954
Sumitomo Mitsui Banking Corporation ±	1.34	8-18-2017	3,000,000	3,000,000
Sumitomo Mitsui Banking Corporation ±	1.40	12-1-2017	2,000,000	2,000,000
Sumitomo Mitsui Banking Corporation ±	1.41	1-16-2018	4,000,000	4,000,000
Toronto Dominion Bank ±	1.45	10-17-2017	2,000,000	2,000,000
Toronto Dominion Bank ±	1.57	3-5-2018	2,000,000	2,000,000

Total Certificates of Deposit (Cost $127,600,895)				127,600,895

Commercial Paper: 54.13%

Asset-Backed Commercial Paper: 33.79%
Albion Capital Corporation (z)	1.27	8-21-2017	5,000,000	4,996,472
Albion Capital Corporation (z)	1.27	8-25-2017	3,000,000	2,997,460
Alpine Securitization Limited 144A±	1.47	4-10-2018	9,000,000	9,000,000
Anglesea Funding LLC 144A±	1.46	10-4-2017	5,000,000	5,000,000
Antalis SA 144A(z)	1.34	9-18-2017	4,000,000	3,992,853
Antalis SA 144A(z)	1.35	9-22-2017	1,000,000	998,050
Antalis SA 144A(z)	1.37	10-16-2017	5,000,000	4,985,539
Autobahn Funding Company 144A(z)	1.15	8-1-2017	4,000,000	4,000,000
Bedford Row Funding Corporation 144A±	1.36	5-31-2018	5,000,000	5,000,000
Cancara Asset Securitization Limited (z)	1.30	9-26-2017	7,000,000	6,985,844
Cedar Spring Capital Company 144A(z)	1.22	8-9-2017	5,000,000	4,998,645
Charta LLC 144A(z)	1.24	8-3-2017	3,300,000	3,299,773
Chesham Finance Limited 144A(z)	1.23	8-1-2017	10,000,000	10,000,000
Chesham Finance Limited 144A(z)	1.51	12-18-2017	5,000,000	4,971,042
Collateralized Commercial Paper Company LLC 144A±	1.52	8-8-2017	3,000,000	3,000,128
Concord Minutemen Capital Company 144A(z)	1.20	8-9-2017	7,000,000	6,998,134
Concord Minutemen Capital Company 144A(z)	1.34	10-20-2017	5,000,000	4,985,111
Crown Point Capital Company LLC 144A±	1.48	2-26-2018	10,000,000	10,000,000
Institutional Secured Funding LLC 144A(z)	1.28	8-1-2017	4,000,000	4,000,000
Institutional Secured Funding LLC 144A(z)	1.30	8-7-2017	3,000,000	2,999,350
Institutional Secured Funding LLC 144A(z)	1.32	8-18-2017	2,000,000	1,998,753

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Kells Funding LLC 144A(z)	1.30%	10-17-2017	$4,000,000	$3,988,878
Legacy Capital Company 144A(z)	1.32	9-19-2017	3,000,000	2,994,610
Lexington Parker Capital Company LLC 144A(z)	1.37	10-24-2017	3,000,000	2,990,410
LMA Americas LLC 144A(z)	1.15	8-1-2017	10,000,000	10,000,000
Matchpoint Finance plc 144A(z)	1.33	9-25-2017	5,000,000	4,989,840
Mountcliff Funding LLC 144A(z)	1.23	8-1-2017	5,000,000	5,000,000
Mountcliff Funding LLC 144A±	1.51	10-25-2017	4,000,000	4,000,000
Regency Markets No.1 LLC 144A(z)	1.23	8-10-2017	5,000,000	4,998,463
Ridgefield Funding Company 144A(z)	1.34	10-11-2017	4,000,000	3,989,429
Starbird Funding Corporation 144A(z)	1.15	8-1-2017	6,000,000	6,000,000
Toyota Motor Credit ±	1.44	3-12-2018	5,000,000	5,000,000
Toyota Motor Credit ±	1.44	3-27-2018	1,000,000	1,000,000
Versailles Commercial Paper LLC 144A±	1.43	11-27-2017	7,000,000	7,000,000
Victory Receivables 144A(z)	1.25	8-10-2017	12,000,000	11,996,250

				179,155,034

Financial Company Commercial Paper: 19.77%
ABN AMRO Funding LLC 144A(z)	1.30	10-10-2017	4,000,000	3,989,889
Bank of Nova Scotia 144A±	1.45	4-11-2018	3,000,000	3,000,000
Barclays Bank plc ±	1.75	4-3-2018	1,000,000	1,000,000
Caisse Centrale Desjardins du Quebec 144A(z)	1.33	11-7-2017	3,000,000	2,989,179
Charles Schwab Corporation 144A(z)	1.20	8-7-2017	1,900,000	1,899,620
Commonwealth Bank of Australia 144A±	1.43	4-20-2018	4,000,000	4,001,128
Commonwealth Bank of Australia 144A±	1.43	4-13-2018	2,000,000	2,000,000
Commonwealth Bank of Australia 144A±	1.55	3-16-2018	2,000,000	2,000,000
Commonwealth Bank of Australia 144A±	1.57	3-1-2018	2,000,000	2,000,000
DBS Bank Limited 144A(z)	1.25	8-21-2017	7,000,000	6,995,139
DBS Bank Limited 144A(z)	1.30	9-27-2017	2,000,000	1,995,883
DBS Bank Limited 144A±	1.43	7-17-2018	3,000,000	3,000,000
Erste Bank der Oesterreichischen Sparkassen AG 144A±	1.45	10-27-2017	4,000,000	4,000,000
Macquarie Bank Limited 144A(z)	1.32	9-18-2017	10,000,000	9,982,400
Macquarie Bank Limited 144A(z)	1.34	9-19-2017	2,000,000	1,996,352
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	1.44	10-17-2017	2,000,000	1,993,883
National Australia Bank Limited 144A±	1.57	3-6-2018	4,000,000	4,000,000
National Bank of Canada 144A(z)	1.30	10-6-2017	4,000,000	3,990,467
NRW Bank 144A(z)	1.25	8-23-2017	3,000,000	2,997,708
NRW Bank 144A(z)	1.25	8-24-2017	3,000,000	2,997,604
Ontario Teachers Finance Trust 144A±	1.37	4-3-2018	3,000,000	3,000,000
Oversea-Chinese Banking Corporation 144A(z)	1.32	10-6-2017	2,000,000	1,995,160
Oversea-Chinese Banking Corporation 144A±	1.36	1-11-2018	4,000,000	4,000,000
Oversea-Chinese Banking Corporation 144A±	1.39	2-12-2018	2,000,000	2,000,218
PSP Capital Incorporated 144A±	1.25	5-4-2018	6,000,000	6,000,000
PSP Capital Incorporated 144A±	1.28	5-30-2018	3,000,000	3,000,000
Sumitomo Trust & Banking Corporation 144A(z)	1.15	8-1-2017	3,000,000	3,000,000
Suncorp Group Limited 144A(z)	1.24	9-5-2017	1,000,000	998,794
United Overseas Bank Limited 144A(z)	1.27	8-24-2017	5,000,000	4,995,943
Westpac Banking Corporation 144A±	1.43	4-13-2018	4,000,000	4,000,000
Westpac Banking Corporation 144A±	1.55	3-15-2018	2,000,000	2,000,000
Westpac Banking Corporation 144A±	1.55	3-2-2018	3,000,000	3,000,000

				104,819,367

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Other Commercial Paper: 0.57%
COFCO Capital Corporation (z)	1.41%	8-1-2017	$3,000,000	$3,000,000

Total Commercial Paper (Cost $286,974,401)				286,974,401

Municipal Obligations: 17.94%

California: 1.51%

Variable Rate Demand Notes ø: 1.51%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144A	1.25	8-1-2037	2,000,000	2,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.22	4-5-2019	6,000,000	6,000,000

				8,000,000

Colorado: 1.58%

Variable Rate Demand Notes ø: 1.58%
Colorado HFA Class II Series A-2 (Housing Revenue, FHLB SPA)	1.35	10-1-2033	2,355,000	2,355,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.25	5-1-2052	6,000,000	6,000,000

				8,355,000

Georgia: 1.85%

Variable Rate Demand Notes ø: 1.85%
Columbus GA Housing Development Authority Puttable Floating Option Taxable Notes Series TN-024 (Housing Revenue, ACA Insured, Bank of America NA LIQ) 144A	1.47	10-1-2039	4,830,000	4,830,000
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.30	12-1-2022	5,000,000	5,000,000

				9,830,000

Louisiana: 0.38%

Variable Rate Demand Note ø: 0.38%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.27	2-1-2045	2,000,000	2,000,000

Minnesota: 0.04%

Variable Rate Demand Note ø: 0.04%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.22	5-31-2018	200,000	200,000

Nebraska: 0.89%

Variable Rate Demand Note ø: 0.89%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.22	3-1-2033	4,705,000	4,705,000

New York: 4.34%

Variable Rate Demand Notes ø: 4.34%
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.23	11-1-2049	3,000,000	3,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC)	1.45	5-1-2048	6,000,000	6,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
New York HFA Manhattan West Residential Housing Project Series B-2 (Housing Revenue, Bank of China LOC)	1.50%	11-1-2049	$10,000,000	$10,000,000
RBC Municipal Products Incorporated Trust Series E-51 for Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.63	12-1-2017	4,000,000	4,000,000

				23,000,000

Oregon: 0.94%

Variable Rate Demand Note ø: 0.94%
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.47	5-1-2035	5,000,000	5,000,000

Other: 4.34%

Variable Rate Demand Notes ø: 4.34%
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.23	4-1-2047	7,000,000	7,000,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.25	10-1-2042	7,780,000	7,780,000
SSAB AB Series A (Miscellaneous Revenue, DNB Banking ASA LOC)	1.24	6-1-2035	1,000,000	1,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, American AgCredit LOC)	1.25	2-1-2056	4,240,000	4,240,000
Steadfast Crestvilla LLC Series B (Health Revenue, U.S. Bank NA LOC)	1.25	2-1-2056	3,000,000	3,000,000

				23,020,000

Pennsylvania: 0.56%

Other Municipal Debt: 0.19%
University of Pittsburgh Revenue Bond (Education Revenue)	1.27	9-21-2017	1,000,000	1,000,000

Variable Rate Demand Notes ø: 0.37%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.63	12-1-2017	2,000,000	2,000,000

Rhode Island: 0.57%

Variable Rate Demand Note ø: 0.57%
Providence St. Joseph Health (Health Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	1.22	10-1-2047	3,000,000	3,000,000

Tennessee: 0.94%

Variable Rate Demand Note ø: 0.94%
Montgomery County TN Industrial Development Bonds Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	1.35	12-1-2024	5,000,000	5,000,000

Total Municipal Obligations (Cost $95,110,000)				95,110,000

Repurchase Agreements: 3.96%
GX Clarke & Company, dated 7-31-2017, maturity value $21,000,700 ^^	1.20	8-1-2017	21,000,000	21,000,000

Total Repurchase Agreements (Cost $21,000,000)				21,000,000

Total investments in securities (Cost $530,685,296) *	100.10%	530,685,296
Other assets and liabilities, net	(0.10)	(540,598)

Total net assets	100.00%	$530,144,698

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Money Market Fund	11

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 0.00% to 9.00%, 8-15-2017 to 1-1-2049, fair value including accrued interest is $21,583,243.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Money Market Fund	Statement of assets and liabilities—July 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$530,685,296
Cash	38,132
Receivable for Fund shares sold	448,850
Receivable for interest	374,894
Prepaid expenses and other assets	304,466

Total assets	531,851,638

Liabilities
Dividends payable	63,882
Payable for Fund shares redeemed	989,965
Management fee payable	69,040
Distribution fees payable	5,989
Administration fees payable	98,452
Accrued expenses and other liabilities	479,612

Total liabilities	1,706,940

Total net assets	$530,144,698

NET ASSETS CONSIST OF
Paid-in capital	$530,877,219
Overdistributed net investment income	(357,459)
Accumulated net realized losses on investments	(375,062)

Total net assets	$530,144,698

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$506,781,790
Shares outstanding – Class A1	506,467,677
Net asset value per share – Class A	$1.00
Net assets – Class C	$9,091,630
Shares outstanding – Class C1	9,085,714
Net asset value per share – Class C	$1.00
Net assets – Premier Class	$100,879
Shares outstanding – Premier Class[1]	100,817
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$14,170,399
Shares outstanding – Service Class[1]	14,161,966
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2017 (unaudited)	Wells Fargo Money Market Fund	13

Investment income
Interest	$3,073,142

Expenses
Management fee	955,951
Administration fees
Class A	567,842
Class B	84	[1]
Class C	11,859
Premier Class	40
Service Class	11,447
Shareholder servicing fees
Class A	645,275
Class B	96	[1]
Class C	13,476
Service Class	23,848
Distribution fees
Class B	287	[1]
Class C	40,428
Custody and accounting fees	7,330
Professional fees	25,230
Registration fees	224
Shareholder report expenses	272
Trustees’ fees and expenses	10,435
Other fees and expenses	22,017

Total expenses	2,336,141
Less: Fee waivers and/or expense reimbursements	(550,915)

Net expenses	1,785,226

Net investment income	1,287,916

Net realized gains on investments	33,229

Net increase in net assets resulting from operations	$1,321,145

[1]	For the period from February 1, 2017 to July 6, 2017. Effective at the close of business on July 6, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$1,287,916			$440,447
Net realized gains on investments		33,229			5,152

Net increase in net assets resulting from operations		1,321,145			445,599

Distributions to shareholders from
Net investment income
Class A		(1,228,928)			(321,952)
Class B		(3)[1]			(79)
Class C		(540)			(1,378)
Daily Class		N/A			(48,461)[2]
Premier Class		(465)			(359)[3]
Service Class		(57,976)			(58,081)

Total distributions to shareholders		(1,287,912)			(430,310)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	52,057,502	52,057,502	847,102,026		847,102,026
Class B	0 [1]	0 [1]	12,747		12,747
Class C	1,325,073	1,325,073	7,193,960		7,193,960
Daily Class	N/A	N/A	2,109,837,809	[2]	2,109,837,809 [2]
Premier Class	6,500	6,500	100,000	[3]	100,000 [3]
Service Class	3,146,947	3,146,947	303,011,729		303,011,729

		56,536,022			3,267,258,271

Reinvestment of distributions
Class A	1,167,159	1,167,159	294,442		294,442
Class B	3 [1]	3 [1]	75		75
Class C	510	510	1,293		1,293
Daily Class	N/A	N/A	28,154	[2]	28,154 [2]
Premier Class	465	465	359	[3]	359 [3]
Service Class	52,356	52,356	36,456		36,456

		1,220,493			360,779

Payment for shares redeemed
Class A	(86,468,448)	(86,468,448)	(1,513,320,693)		(1,513,320,693)
Class B	(195,598)[1]	(195,598)[1]	(1,097,796)		(1,097,796)
Class C	(5,525,948)	(5,525,948)	(10,525,482)		(10,525,482)
Daily Class	N/A	N/A	(3,361,722,860)[2]		(3,361,722,860)[2]
Premier Class	(6,507)	(6,507)	0	[3]	0 [3]
Service Class	(10,627,757)	(10,627,757)	(555,677,111)		(555,677,111)

		(102,824,258)			(5,442,343,942)

Net decrease in net assets resulting from capital share transactions		(45,067,743)			(2,174,724,892)

Total decrease in net assets		(45,034,510)			(2,174,709,603)

Net assets
Beginning of period		575,179,208			2,749,888,811

End of period		$530,144,698			$575,179,208

Overdistributed net investment income		$(357,459)			$(357,463)

[1]	For the period from February 1, 2017 to July 6, 2017. Effective at the close of business on July 6, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund.

[2]	For the period from February 1, 2016 to August 31, 2016. At the close of business on August 31, 2016, Daily Class was liquidated and all outstanding shares were automatically redeemed. Effective September 1, 2016, Daily Class shares are no longer offered by the Fund.

[3]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.24%	0.05%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.84%	0.83%	0.82%	0.83%	0.82%	0.80%
Net expenses	0.65%	0.55%	0.29%	0.19%	0.22%	0.25%
Net investment income	0.48%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$506,782	$539,989	$1,205,785	$876,562	$1,468,645	$2,040,718

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
CLASS C		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.00%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.58%	1.57%	1.58%	1.57%	1.55%
Net expenses	1.10%	0.60%	0.29%	0.19%	0.22%	0.25%
Net investment income	0.01%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$9,092	$13,293	$16,617	$13,628	$16,270	$14,491

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Money Market Fund	17

(For a share outstanding throughout each period)

PREMIER CLASS	Six months ended July 31, 2017 (unaudited)	Year ended January 31, 2017[1]
Net asset value, beginning of period	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00
Total return[3]	0.46%	0.36%
Ratios to average net assets (annualized)
Gross expenses	0.45%	0.45%
Net expenses	0.20%	0.20%
Net investment income	0.92%	0.43%
Supplemental data
Net assets, end of period (000s omitted)	$101	$100

[1]	For the period from March 31, 2016 (commencement of class operations) to January 31, 2017

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.31%	0.11%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.74%	0.72%	0.72%	0.73%	0.72%	0.70%
Net expenses	0.50%	0.50%	0.28%	0.19%	0.22%	0.25%
Net investment income	0.61%	0.05%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$14,170	$21,602	$274,245	$281,157	$334,659	$398,160

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Money Market Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Money Market Fund (the “Fund”) which is a diversified series of the Trust.

Effective at the close of business on July 6, 2017, Class B shares were converted to Class A shares and are no longer offered by the Fund. Information for Class B shares reflected in the financial statements represents activity through July 6, 2017.

Effective September 1, 2016, Daily Class shares are no longer offered by the Fund. Information for Daily Class shares reflected in the financial statements represent activity through August 31, 2016.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to

20	Wells Fargo Money Market Fund	Notes to financial statements (unaudited)

purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $408,286 expiring in 2019.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Money Market Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$127,600,895	$0	$127,600,895

Commercial paper	0	286,974,401	0	286,974,401

Municipal obligations	0	95,110,000	0	95,110,000
Repurchase agreements	0	21,000,000	0	21,000,000
Total assets	$0	$530,685,296	$0	$530,685,296

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase. For the year ended July 31, 2017, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A, Class B, Class C	0.22%
Premier Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to

22	Wells Fargo Money Market Fund	Notes to financial statements (unaudited)

the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 1.40% for Class C shares, 0.20% for Premier Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2017, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fees

The Trust has adopted a distribution plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

In addition, Funds Distributor is entitled to receive contingent deferred sales charges from redemptions of Class B and Class C shares. No contingent deferred sales charges were incurred by Class B and Class C shares for the six months ended July 31, 2017.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, and Service Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $11,950,000 and $11,120,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2017.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

Other information (unaudited)	Wells Fargo Money Market Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Money Market Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Money Market Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28	Wells Fargo Money Market Fund	Other information (unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Class A) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except Premium Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes except for Class C.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as institutional separate accounts.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund.

Other information (unaudited)	Wells Fargo Money Market Fund	29

Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

30	Wells Fargo Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305362 09-17 SA306/SAR306 07-17

Semi-Annual Report

July 31, 2017

Retail Money Market Funds

∎	Wells Fargo National Tax-Free Money Market Fund

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The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo National Tax-Free Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo National Tax-Free Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo National Tax-Free Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo National Tax-Free Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 2017

					Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[2]
Class A (NWMXX)	7-28-2003	0.22	0.06	0.33	0.64	0.64
Administrator Class (WNTXX)	4-8-2005	0.54	0.13	0.44	0.37	0.30
Premier Class (WFNXX)	11-8-1999	0.64	0.16	0.49	0.25	0.20
Service Class (MMIXX)	8-3-1993	0.39	0.09	0.38	0.54	0.45

Yield summary (%) as of July 31, 20173

	Class A	Administrator Class	Premier Class	Service Class
7-day current yield	0.27	0.60	0.70	0.45
7-day compound yield	0.27	0.60	0.70	0.45
30-day simple yield	0.28	0.62	0.72	0.47
30-day compound yield	0.28	0.62	0.72	0.47

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For retail money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo National Tax-Free Money Market Fund	5

Revenue source distribution as of July 31, 2017[3]

Effective maturity distribution as of July 31, 2017[3]

Weighted average maturity as of July 31, 2017[4]
6 days

Weighted average life as of July 31, 2017[5]
6 days

[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[2]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.23%, 0.50%, 0.62%, and 0.32% for Class A, Administrator Class, Premier Class, and Service Class respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[3]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[4]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[5]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo National Tax-Free Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.99	$3.18	0.64%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.62	$3.21	0.64%
Administrator Class
Actual	$1,000.00	$1,002.67	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Premier Class
Actual	$1,000.00	$1,003.16	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,001.92	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 90.48%

Alabama: 2.89%

Variable Rate Demand Notes ø: 2.89%
Alabama Federal Aid Highway Finance Authority Series 2016A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2373 (Tax Revenue, Citibank NA LIQ) 144A	0.85%	9-1-2024	$5,000,000	$5,000,000
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation LOC)	0.95	8-1-2041	10,500,000	10,500,000

				15,500,000

Arizona: 1.87%

Variable Rate Demand Note ø: 1.87%
Mesa AZ Utility System Clipper Tax-Exempt Certificate Trust Series 2009-33 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.85	7-1-2024	10,055,000	10,055,000

California: 10.66%

Variable Rate Demand Notes ø: 10.66%
California CDA Motion Picture & Television Fund Series 2001-A (Health Revenue, Northern Trust Company LOC)	0.85	3-1-2031	1,430,000	1,430,000
California HFFA Dignity Health Series 2016A Residual Interest Bond Floater Trust Series 2017-004 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.90	3-1-2042	3,000,000	3,000,000
California Infrastructure & Economic Development Bank Saddleback Valley Christian Schools Project Series A (Miscellaneous Revenue, East West Bank LOC) 144A	0.87	12-1-2040	14,250,000	14,250,000
California Municipal Finance Authority High Desert Foundation Project Series 2012A (Education Revenue, Union Bank NA LOC)	0.87	4-1-2042	1,210,000	1,210,000
California State University Series A Tender Option Bond Trust Receipts/Certificates Series 2017-XF2441 (Education Revenue, Citibank NA LIQ) 144A	0.85	5-1-2024	2,000,000	2,000,000
California Statewide Community Development Authority Uptown Newport Apartments Series 2017 AA & BB (Housing Revenue, East West Bank LOC)	0.88	3-1-2057	4,000,000	4,000,000
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144A	1.25	8-1-2037	10,000,000	10,000,000
California Tender Option Bond Trust Receipts/Certificates Series XM0147 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.86	1-1-2039	10,000,000	10,000,000
Los Angeles CA Department Series C Tender Option Bond Trust Receipts/Certificates Series 2017-SM0533 (Utilities Revenue, Citibank NA LIQ) 144A	0.83	7-1-2025	2,225,000	2,225,000
Rancho CA Water District Finance Authority Series 2016A Tender Option Bond Trust Receipts/Certificates Series 2016-XF2367 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.84	8-1-2024	3,200,000	3,200,000
San Francisco CA RDA Fillmore Center 1999 Issue Series B-1 (Housing Revenue, FHLMC LIQ)	0.87	12-1-2017	3,500,000	3,500,000
San Joaquin CA Delta Community College Tender Option Bond Trust Receipts/Certificates Series ZF0180 (GO Revenue, JPMorgan Chase & Company LIQ) 144A	0.92	8-1-2022	2,415,000	2,415,000

				57,230,000

Colorado: 4.03%

Variable Rate Demand Notes ø: 4.03%
Colorado ECFA Nature Conservancy Project Series 2012 (Miscellaneous Revenue, The Nature Conservancy LOC)	0.90	7-1-2033	14,095,000	14,095,000
Colorado HFA Catholic Health Initiatives Series 2008D-2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.04	10-1-2037	7,550,000	7,550,000

				21,645,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

District of Columbia: 0.65%

Variable Rate Demand Note ø: 0.65%
District of Columbia Community Connection Real Estate Foundation Issue Series 2007A (Miscellaneous Revenue, Manufacturers & Traders LOC)	0.87%	7-1-2032	$3,505,000	$3,505,000

Florida: 5.09%

Variable Rate Demand Notes ø: 5.09%
Highlands County FL Health Facilities Authority Adventist Health System Sunbelt Obligated Group Series 2012 I-2 (Health Revenue, Adventist Health System LOC)	0.78	11-15-2032	600,000	600,000
Orange County FL School Board Certificate of Participation Series 2009A (Miscellaneous Revenue, AGC Insured, Morgan Stanley Bank LIQ) 144A	0.95	8-1-2034	3,300,000	3,300,000
Orlando & Orange County FL Expressway Authority Series 2007 (Transportation Revenue, BHAC/AGM Insured, Citibank NA LIQ)	0.86	7-1-2042	6,000,000	6,000,000
Pinellas County FL IDA Neighborly Care Network Project Series 2008 (Miscellaneous Revenue, Branch Banking & Trust LOC)	0.83	8-1-2028	3,495,000	3,495,000
West Palm Beach FL Utilities Systems Series C (Water & Sewer Revenue, AGC Insured, JPMorgan Chase & Company SPA)	0.92	10-1-2038	13,910,000	13,910,000

				27,305,000

Georgia: 0.78%

Variable Rate Demand Note ø: 0.78%
Metropolitan Atlanta GA Rapid Transit Authority Series P (Tax Revenue, Societe Generale LOC, Ambac Insured, Societe Generale LIQ) 144A	0.85	7-1-2020	4,170,000	4,170,000

Illinois: 2.45%

Variable Rate Demand Notes ø: 2.45%
Illinois Tender Option Bond Trust Receipts/Certificates Series XF2202 (Transportation Revenue, Citibank NA LIQ) 144A	0.85	7-1-2023	1,140,000	1,140,000
Illinois Tender Option Bond Trust Receipts/Certificates Series ZM0120 (Transportation Revenue, Royal Bank of Canada LIQ) 144A	0.87	7-1-2023	3,100,000	3,100,000
Quad Cities Illinois Regional EDA Augustana College Series 2005 (Education Revenue, Harris NA LOC)	0.84	10-1-2035	5,000,000	5,000,000
Southwestern IL Development Authority Health Facilities Series 2016 Hospital Sisters Services Incorporated JPMorgan Chase PUTTER/DRIVER Trust Series 5014 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.80	12-23-2021	3,900,000	3,900,000

				13,140,000

Indiana: 1.85%

Variable Rate Demand Note ø: 1.85%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.86	7-1-2023	9,915,000	9,915,000

Iowa: 3.45%

Variable Rate Demand Notes ø: 3.45%
Hills IA Mercy HCFR Hospital Project Series 2008 (Health Revenue, U.S. Bank NA LOC)	0.76	8-1-2035	5,900,000	5,900,000
Iowa Finance Authority Holy Family Catholic Schools (Educational Facilities Revenue, Allied Irish Bank plc LOC) (Education Revenue, U.S. Bank NA LOC)	0.76	3-1-2036	2,400,000	2,400,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.05	4-1-2022	3,000,000	3,000,000
Urbandale IA Industrial Development Aurora Business Park Associates LP Series 1985-IA (Industrial Development Revenue, Bankers Trust Company LOC)	0.87	8-1-2018	7,200,000	7,200,000

				18,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Kansas: 0.45%

Variable Rate Demand Note ø: 0.45%
University of Kansas Hospital Authority KU Health System (Health Revenue, U.S. Bank NA LOC)	0.76%	9-1-2034	$2,400,000	$2,400,000

Maryland: 0.74%

Variable Rate Demand Note ø: 0.74%
Maryland Transportation Authority Facilities Project Series 2008 Tender Option Bond Trust Receipts/Certificates Series 2016-XF0278 (Transportation Revenue, AGM Insured, Bank of America NA LIQ) 144A	0.89	7-1-2041	4,000,000	4,000,000

Michigan: 1.95%

Variable Rate Demand Note ø: 1.95%
St. Joseph MI Hospital Finance Authority Lakeland Hospital Niles & St. Joseph Obligated Group Series 2002 (Health Revenue, AGM Insured, JPMorgan Chase & Company SPA)	0.92	1-1-2032	10,480,000	10,480,000

Minnesota: 2.27%

Variable Rate Demand Notes ø: 2.27%
Burnsville MN Bridgeway Apartments Project Series 2003 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.90	10-15-2033	2,375,000	2,375,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.91	8-15-2038	4,500,000	4,500,000
Maple Grove MN MFHR Basswood Trails Apartment Project Series 2002 (Housing Revenue, FHLMC LIQ)	0.90	3-1-2029	2,340,000	2,340,000
Minnesota HEFAR Concordia University Series P-1 (Education Revenue, U.S. Bank NA LOC)	0.74	4-1-2027	125,000	125,000
Plymouth MN Lancaster Village Apartments Project Series 2001 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.90	9-15-2031	2,865,000	2,865,000

				12,205,000

Mississippi: 1.82%

Variable Rate Demand Note ø: 1.82%
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.87	11-1-2018	9,760,000	9,760,000

Missouri: 2.88%

Variable Rate Demand Notes ø: 2.88%
Missouri Development Finance Board Nelson Gallery Foundation Series A (Miscellaneous Revenue, Northern Trust Company SPA)	0.72	12-1-2033	7,770,000	7,770,000
Missouri Tender Option Bond Trust Receipts/Certificates Series XF2198 (Water & Sewer Revenue, Citibank NA LIQ) 144A	0.85	5-1-2023	2,670,000	2,670,000
St. Louis County MO Sewer District Wastewater System Series 2013B (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	0.85	5-1-2043	5,000,000	5,000,000

				15,440,000

Nebraska: 2.70%

Variable Rate Demand Notes ø: 2.70%
Douglas County NE Hospital Authority No 2 Children’s Hospital Obligation Group Series 2008A (Health Revenue, U.S. Bank NA LOC)	0.76	8-15-2032	4,000,000	4,000,000
Nebraska Investment Finance Authority MFHR Apple Creek Associates Project Series 1985-A (Housing Revenue, Northern Trust Company LOC)	0.95	9-1-2031	10,500,000	10,500,000

				14,500,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

New Jersey: 1.19%

Variable Rate Demand Notes ø: 1.19%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2016-XM0226 (Miscellaneous Revenue, BHAC/National Insured, Bank of America NA LIQ) 144A	0.94%	7-1-2026	$3,370,000	$3,370,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2476 (Education Revenue, Citibank NA LIQ) 144A	0.82	11-1-2021	1,000,000	1,000,000
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2017-ZF2477 (Education Revenue, Citibank NA LIQ) 144A	0.82	11-1-2021	2,000,000	2,000,000

				6,370,000

New York: 10.37%

Variable Rate Demand Notes ø: 10.37%
Battery Park City Authority New York Revenue Refunding Series 2013C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.80	11-1-2019	1,500,000	1,500,000
New York Dormitory Authority Series 12 Clipper Tax-Exempt Certificate Trust Series 2009-35 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ) 144A	0.85	11-15-2026	3,770,000	3,770,000
New York HFA 605 West 42nd Street Series 2014-A (Housing Revenue, Bank of China LOC)	0.82	5-1-2048	3,680,000	3,680,000
New York HFA 605 West 42nd Street Series 2015-A (Housing Revenue, Bank of China LOC)	0.82	5-1-2048	4,900,000	4,900,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Housing Revenue, Bank of China LOC)	0.88	11-1-2049	5,000,000	5,000,000
New York Metropolitan Transportation Authority Subordinate Series E-4 (Transportation Revenue, Bank of the West LOC)	0.86	11-15-2045	6,890,000	6,890,000
New York NY City Municipal Water Finance Authority Water & Sewer System Series 2014AA-4 (Water & Sewer Revenue, Bank of Montreal SPA)	0.77	6-15-2049	5,070,000	5,070,000
New York NY Fiscal Series 2004H-1 (GO Revenue, Bank of New York Mellon LOC)	0.76	3-1-2034	3,700,000	3,700,000
New York NY Fiscal Series 2004H-4 (GO Revenue, Bank of New York Mellon LOC)	0.76	3-1-2034	4,400,000	4,400,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.72	6-15-2025	3,000,000	3,000,000
New York NY Municipal Water Finance Authority Water & Sewer System 2nd General Resolution Bonds Fiscal 2011 Subordinate Series DD-1 (Water & Sewer Revenue, TD Bank NA SPA)	0.74	6-15-2043	1,300,000	1,300,000
New York NY Subordinate Series F-5 (GO Revenue, Barclays Bank plc LIQ)	0.75	6-1-2044	6,000,000	6,000,000
New York NY Transitional Finance Authority Future Tax Secured Bonds Fiscal 2013 Subordinate Series A-4 (Tax Revenue, Northern Trust Company SPA)	0.74	8-1-2039	100,000	100,000
New York NY Transitional Finance Authority Future Tax Secured Tax-Exempt Bonds Fiscal 2015 Subordinate Series A-3 (Tax Revenue, Mizuho Bank Limited SPA)	0.76	8-1-2043	5,000,000	5,000,000
New York NY Transitional Finance Authority Recovery Bonds Fiscal 2003 Series 3 Subordinate Series 3F (Tax Revenue, Royal Bank of Canada SPA)	0.74	11-1-2022	1,345,000	1,345,000

				55,655,000

North Carolina: 1.84%

Variable Rate Demand Notes ø: 1.84%
North Carolina Capital Facilities Finance Agency Duke University Project Series 2015B Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0105 (Education Revenue, Morgan Stanley Bank LIQ) 144A	0.85	10-1-2055	2,250,500	2,250,500
North Carolina Capital Facilities Finance Agency Educational Hill Center Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.83	7-1-2028	3,630,000	3,630,000
North Carolina Medical Care Commission Hospice Alamance-Caswell Project Series 2008 (Health Revenue, Branch Banking & Trust LOC)	0.83	12-1-2033	4,000,000	4,000,000

				9,880,500

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Ohio: 4.73%

Variable Rate Demand Notes ø: 4.73%
Middletown OH Hospital Facility Premier Health Partners Obligation Group Series A (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.97%	11-15-2045	$9,925,000	$9,925,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.04	5-1-2034	7,965,000	7,965,000
Ohio Capital Facilities Lease Adult Correctional Building Fund Series C (Miscellaneous Revenue)	0.88	10-1-2036	5,500,000	5,500,000
Ohio Tender Option Bond Trust Receipts/Certificates Series 2017-XF2438 (Education Revenue, Citibank NA LIQ) 144A	0.85	12-1-2024	2,000,000	2,000,000

				25,390,000

Oklahoma: 0.34%

Variable Rate Demand Note ø: 0.34%
Oklahoma Turnpike Authority Second Senior Series B (Transportation Revenue, Royal Bank of Canada SPA)	0.71	1-1-2028	1,800,000	1,800,000

Other: 1.84%

Variable Rate Demand Notes ø: 1.84%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.87	2-15-2028	7,990,000	7,990,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.90	12-15-2045	1,095,000	1,095,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.90	3-15-2049	800,000	800,000

				9,885,000

Pennsylvania: 1.95%

Variable Rate Demand Notes ø: 1.95%
Pennsylvania Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0504 (Water & Sewer Revenue, TD Bank NA LIQ) 144A	0.97	8-15-2042	4,875,000	4,875,000
Southcentral Pennsylvania General Authority WellSpan Health Obliged Group Series 2014A Tender Option Bond Trust Receipts/Certificates Series 2015-ZM0081 (Health Revenue, Morgan Stanley Bank LIQ) 144A	0.85	6-1-2044	3,000,000	3,000,000
Westmoreland County PA Municipal Authority Service Series 2016 Tender Option Bond Trust Receipts/Certificates Series 2017-ZF0539 (Water & Sewer Revenue, Build America Mutual Assurance Company Insured, TD Bank NA LIQ) 144A	0.97	8-15-2038	2,615,000	2,615,000

				10,490,000

Rhode Island: 1.86%

Variable Rate Demand Note ø: 1.86%
Narragansett Bay RI Commission Wastewater System Series 2013A Tender Option Trust Receipts/Certificates Series 2016-XM0140 (Water & Sewer Revenue, Royal Bank of Canada LIQ) 144A	0.92	9-1-2020	10,000,000	10,000,000

South Carolina: 2.26%

Variable Rate Demand Notes ø: 2.26%
Greenville SC Health System Hospital Series 2014B Tender Option Bond Trust Receipts/Certificates Series 2015-XF0145 (Health Revenue, TD Bank NA LIQ) 144A	0.86	5-30-2022	8,020,000	8,020,000
South Carolina Educational Facilities Authority for Private Non-Profit Institutions Higher Learning Educational Facilities Spartanburg Methodist Series 2005 (Education Revenue, Branch Banking & Trust LOC)	0.85	8-1-2025	2,725,000	2,725,000
South Carolina Jobs EDA Institutional Business & Home Safety Project Series 2009 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.87	11-1-2034	1,385,000	1,385,000

				12,130,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo National Tax-Free Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 3.67%

Variable Rate Demand Notes ø: 3.67%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.79%	11-1-2035	$2,400,000	$2,400,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2003 (Miscellaneous Revenue, Bank of America NA LOC)	0.79	1-1-2033	3,710,000	3,710,000
Franklin County TN HEFA Board University of the South Project Series 1998B (Education Revenue, The University of South Tennessee LOC)	0.87	9-1-2018	2,390,000	2,390,000
Sevier County TN Public Building Authority Local Government Public Improvement Series 6-A1 (Miscellaneous Revenue, Branch Banking & Trust SPA)	0.83	6-1-2029	3,780,000	3,780,000
Shelby County TN HEFA Multifamily Housing Hedgerow Apartments Series A-1 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.83	12-15-2037	7,410,000	7,410,000

				19,690,000

Texas: 7.19%

Variable Rate Demand Notes ø: 7.19%
Bexar County TX Housing Finance Corporation Palisades Park Apartments Project Series 2009 (Housing Revenue, FHLMC LIQ)	0.90	9-1-2039	3,900,000	3,900,000
Brazos Harbor TX Industrial Development Corporation BASF Corporation Project Series 2001 (Industrial Development Revenue, BASF SE LOC)	0.93	7-1-2022	4,900,000	4,900,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	0.82	2-15-2028	7,680,000	7,680,000
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2011 (Industrial Development Revenue, Exxon Mobil Corporation LOC)	0.73	11-1-2051	5,000,000	5,000,000
Port Arthur TX Navigation District Industrial Development Corporation Total Petrochemicals USA Incorporated Project (Industrial Development Revenue, Total SA LOC)	0.88	6-1-2041	5,000,000	5,000,000
Port Corpus Christi TX Solid Waste Disposal Flint Hills Resources Project Series 2002B (Resource Recovery Revenue, Flint Hills Resources LLC LOC)	0.88	7-1-2029	4,200,000	4,200,000
Tarrant County TX Cultural Educational Facilities Finance Corporation Christus Health Series 2008C-2 (Health Revenue, Bank of New York Mellon LOC)	0.83	7-1-2047	7,905,000	7,905,000

				38,585,000

Vermont: 0.88%

Variable Rate Demand Notes ø: 0.88%
Vermont Educational & Health Buildings Financing Agency Landmark College Project Series 2008A (Education Revenue, TD Bank NA LOC)	0.74	7-1-2033	2,765,000	2,765,000
Vermont Educational & Health Buildings Financing Agency Norwich University Project Series 2008 (Education Revenue, TD Bank NA LOC)	0.79	9-1-2038	1,950,000	1,950,000

				4,715,000

Virginia: 1.48%

Variable Rate Demand Notes ø: 1.48%
Fauquier County VA IDA Highland School Project Series 2008 (Education Revenue, Branch Banking & Trust LOC)	0.83	12-1-2033	2,960,000	2,960,000
Virginia Tender Option Bond Trust Receipts/Certificates Series 2017-XG0143 (Transportation Revenue, Citibank NA LIQ) 144A	0.84	5-1-2025	5,000,000	5,000,000

				7,960,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Wisconsin: 4.35%

Variable Rate Demand Notes ø: 4.35%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	1.10%	5-1-2037	$15,200,000	$15,200,000
Wisconsin HEFA Aurora Health Care Series B (Health Revenue, Bank of Montreal LOC)	0.76	7-15-2028	4,300,000	4,300,000
Wisconsin PFA Midwestern Disaster Area Program Series 2011 (Industrial Development Revenue, Farm Credit Services America LOC)	0.88	9-1-2036	3,840,000	3,840,000

				23,340,000

Total Municipal Obligations (Cost $485,640,500)				485,640,500

Repurchase Agreements: 6.52%
Merrill Lynch Pierce Fenner & Smith, dated 7-31-2017, maturity value $35,001,011 ^^	1.04	8-1-2017	35,000,000	35,000,000

Total Repurchase Agreements (Cost $35,000,000)				35,000,000

Total investments in securities (Cost $520,640,500) *	97.00%	520,640,500
Other assets and liabilities, net	3.00	16,086,627

Total net assets	100.00%	$536,727,127

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

^^	Collateralized by U.S. government securities, 2.00%, 12-15-2025, fair value including accrued interest is $35,700,009.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo National Tax-Free Money Market Fund	Statement of assets and liabilities—July 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$520,640,500
Cash	101,661
Receivable for investments sold	14,686,749
Receivable for Fund shares sold	1,186,377
Receivable for interest	659,674
Prepaid expenses and other assets	220,694

Total assets	537,495,655

Liabilities
Dividends payable	43,776
Payable for Fund shares redeemed	393,977
Management fee payable	28,837
Administration fees payable	54,646
Trustees’ fees and expenses payable	57,183
Custodian and accounting fees payable	77,719
Shareholder servicing fees payable	51,884
Professional fees payable	44,135
Accrued expenses and other liabilities	16,371

Total liabilities	768,528

Total net assets	$536,727,127

NET ASSETS CONSIST OF
Paid-in capital	$536,581,875
Overdistributed net investment income	(80,140)
Accumulated net realized gains on investments	225,392

Total net assets	$536,727,127

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$125,267,869
Shares outstanding – Class A1	125,199,784
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$136,225,566
Shares outstanding – Administrator Class[1]	136,151,420
Net asset value per share – Administrator Class	$1.00
Net assets – Premier Class	$210,875,915
Shares outstanding – Premier Class[1]	210,761,494
Net asset value per share – Premier Class	$1.00
Net assets – Service Class	$64,357,777
Shares outstanding – Service Class[1]	64,322,741
Net asset value per share – Service Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2017 (unaudited)	Wells Fargo National Tax-Free Money Market Fund	15

Investment income
Interest	$2,045,328

Expenses
Management fee	365,305
Administration fees
Class A	142,226
Administrator Class	73,187
Premier Class	56,345
Service Class	42,323
Shareholder servicing fees
Class A	161,021
Administrator Class	73,187
Service Class	87,793
Custody and accounting fees	29,383
Professional fees	21,378
Registration fees	40,463
Shareholder report expenses	18,444
Trustees’ fees and expenses	10,965
Other fees and expenses	24,222

Total expenses	1,146,242
Less: Fee waivers and/or expense reimbursements	(213,356)

Net expenses	932,886

Net investment income	1,112,442

Net realized gains on investments	225,396

Net increase in net assets resulting from operations	$1,337,838

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo National Tax-Free Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$1,112,442		$1,933,555
Net realized gains on investments		225,396		195,185

Net increase in net assets resulting from operations		1,337,838		2,128,740

Distributions to shareholders from
Net investment income
Class A		(128,044)		(20,946)
Administrator Class		(390,708)		(363,184)
Premier Class[1]		(458,315)		(1,492,448)
Service Class		(135,375)		(21,340)
Sweep Class		N/A		(35,384)[2]
Net realized gains
Class A		0		(29,049)
Administrator Class		0		(140,887)
Premier Class[1]		0		(233,674)
Service Class		0		(13,473)
Sweep Class		N/A		(98,267)[2]

Total distributions to shareholders		(1,112,442)		(2,448,652)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	14,844,298	14,844,298	114,884,864	114,884,864
Administrator Class	17,052,532	17,052,532	92,880,863	92,880,863
Premier Class[1]	218,787,059	218,787,059	3,084,454,000	3,084,454,000
Service Class	1,758,988	1,758,988	147,571,199	147,571,199
Sweep Class	N/A	N/A	940,580,808 [2]	940,580,808 [2]

		252,442,877		4,380,371,734

Reinvestment of distributions
Class A	125,692	125,692	45,465	45,465
Administrator Class	382,957	382,957	478,069	478,069
Premier Class[1]	334,207	334,207	348,250	348,250
Service Class	45,200	45,200	12,977	12,977
Sweep Class	N/A	N/A	30,506 [2]	30,506 [2]

		888,056		915,267

Payment for shares redeemed
Class A	(25,454,627)	(25,454,627)	(272,167,842)	(272,167,842)
Administrator Class	(36,710,568)	(36,710,568)	(117,070,901)	(117,070,901)
Premier Class[1]	(114,226,453)	(114,226,453)	(4,659,151,833)	(4,659,151,833)
Service Class	(10,943,232)	(10,943,232)	(255,796,391)	(255,796,391)
Sweep Class	N/A	N/A	(1,583,291,129)[2]	(1,583,291,129)[2]

		(187,334,880)		(6,887,478,096)

Net asset value of shares issued in acquisition
Class A	0	0	120,222,543	120,102,778
Premier Class[1]	0	0	2,813,688	2,810,859
Service Class	0	0	19,115,113	19,095,896

		0		142,009,533

Net increase (decrease) in net assets resulting from capital share transactions		65,996,053		(2,364,181,562)

Total increase (decrease) in net assets		66,221,449		(2,364,501,474)

Net assets
Beginning of period		470,505,678		2,835,007,152

End of period		$536,727,127		$470,505,678

Overdistributed net investment income		$(80,140)		$(80,140)

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	For the period from February 1, 2016 to August 31, 2016. At the close of business on August 31, 2016, Sweep Class was liquidated and outstanding shares were automatically redeemed. Effective September 1, 2016, Sweep Class shares are no longer offered by the Fund.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.10%	0.13%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.68%	0.65%	0.63%	0.63%	0.63%	0.63%
Net expenses	0.64%	0.39%	0.08%	0.08%	0.12%	0.18%
Net investment income	0.20%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$125,268	$135,704	$172,725	$123,525	$203,609	$284,041

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.27%	0.33%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.40%	0.36%	0.36%	0.36%	0.36%
Net expenses	0.30%	0.27%	0.08%	0.08%	0.11%	0.18%
Net investment income	0.53%	0.22%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$136,226	$155,448	$179,171	$191,766	$214,788	$226,083

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo National Tax-Free Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
PREMIER CLASS[1]		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.32%	0.41%	0.02%	0.02%	0.02%	0.03%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.25%	0.24%	0.24%	0.24%	0.24%
Net expenses	0.20%	0.18%	0.08%	0.08%	0.11%	0.17%
Net investment income	0.65%	0.18%	0.01%	0.01%	0.01%	0.02%
Supplemental data
Net assets, end of period (000s omitted)	$210,876	$105,881	$1,677,748	$2,269,187	$2,292,160	$2,112,183

[1]	Effective April 1, 2016, Institutional Class was renamed Premier Class.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo National Tax-Free Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains on investments	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.19%	0.20%	0.02%	0.02%	0.02%	0.02%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.54%	0.53%	0.52%	0.53%	0.53%
Net expenses	0.45%	0.32%	0.08%	0.08%	0.12%	0.18%
Net investment income	0.38%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$64,358	$73,472	$162,593	$139,915	$166,178	$264,063

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo National Tax-Free Money Market Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo National Tax-Free Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Funds. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined

22	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$485,640,500	$0	$485,640,500
Repurchase agreements	0	35,000,000	0	35,000,000
Total assets	$0	$520,640,500	$0	$520,640,500

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Notes to financial statements (unaudited)	Wells Fargo National Tax-Free Money Market Fund	23

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2017, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Premier Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.64% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Premier Class shares, and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Service Class of the Fund is charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $422,126,000 and $355,910,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2017.

24	Wells Fargo National Tax-Free Money Market Fund	Notes to financial statements (unaudited)

5. ACQUISITION

After the close of business on January 20, 2017, the Fund acquired the net assets of Wells Fargo Municipal Money Market Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies Shareholders holding Class A, Premier Class and Service Class shares of Wells Fargo Municipal Money Market Fund received Class A, Premier Class and Service Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Municipal Money Market Fund for 142,151,344 shares of the Fund valued at $142,009,533 at an exchange ratio of 1.00, 1.00, and 1.00 for Class A, Premier Class, and Service Class shares, respectively. The investment portfolio of Wells Fargo Municipal Money Market Fund with an amortized cost of $139,920,548 at January 20, 2017 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Municipal Money Market Fund and the Fund immediately prior to the acquisition were $142,009,533 and $325,404,888, respectively. The aggregate net assets of the Fund immediately after the acquisition were $476,414,421. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Municipal Money Market Fund was carried forward to align ongoing reporting of the Fund’s realized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed February 1, 2016, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the twelve months ended January 31, 2017 would have been:

Net investment income	$2,239,826
Net realized gains on investments	$225,550
Net increase in net assets resulting from operations	$2,465,376

6. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

7. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	27

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

28	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	29

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo National Tax-Free Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by

30	Wells Fargo National Tax-Free Money Market Fund	Other information (unaudited)

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except Premium Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as a short-term investment portfolio.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Other information (unaudited)	Wells Fargo National Tax-Free Money Market Fund	31

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

32	Wells Fargo National Tax-Free Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305363 09-17 SA309/SAR309 07-17

Semi-Annual Report

July 31, 2017

Institutional Money Market Funds

∎	Wells Fargo Cash Investment Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Cash Investment Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Cash Investment Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Cash Investment Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Cash Investment Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WFAXX)	7-31-2003	0.63	0.16	0.60	0.36	0.35
Institutional Class (WFIXX)	10-14-1987	0.76	0.22	0.68	0.24	0.20
Select Class (WFQXX)	6-29-2007	0.83	0.29	0.75	0.20	0.13
Service Class (NWIXX)	10-14-1987	0.47	0.11	0.53	0.53	0.50

Yield summary (%) as of July 31, 20173

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	1.00	1.13	1.20	0.83
7-day compound yield	1.01	1.14	1.21	0.84
30-day simple yield	0.99	1.12	1.19	0.82
30-day compound yield	1.00	1.13	1.20	0.83

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Cash Investment Money Market Fund	5

Portfolio composition as of July 31, 2017[4]

Effective maturity distribution as of July 31, 2017[4]

Weighted average maturity as of July 31, 2017[5]
17 days

Weighted average life as of July 31, 2017[6]
63 days

[1]	Historical performance shown for Select Class shares prior to their inception reflects the performance of Institutional Class shares, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.96%, 1.08%, 1.12%, and 0.79% for Administrator Class, Institutional Class, Select Class, and Service Class respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Cash Investment Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,004.10	$1.64	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,004.74	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,005.08	$0.65	0.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.15	$0.65	0.13%
Service Class
Actual	$1,000.00	$1,003.26	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 27.86%
Abbey National Treasury Services	1.08%	8-1-2017	$37,000,000	$37,000,000
Abbey National Treasury Services ±	1.41	12-15-2017	12,000,000	12,003,705
Bank of Montreal	1.22	8-3-2017	10,000,000	9,999,980
Bank of Nova Scotia ±	1.38	3-20-2018	10,000,000	9,999,765
Chiba Bank Limited	1.27	8-7-2017	14,000,000	14,000,244
Chiba Bank Limited	1.40	9-6-2017	10,000,000	10,000,956
China Construction Bank Corporation ±	1.48	7-20-2018	25,000,000	24,996,942
Citibank New York ±	1.32	1-3-2018	8,000,000	7,999,778
Credit Suisse (New York) ±	1.45	11-7-2017	12,000,000	12,005,283
Dexia Credit Local SA ±	1.60	12-7-2017	25,000,000	25,025,457
HSBC Bank plc	1.11	8-1-2017	34,000,000	34,000,000
HSBC Bank plc ±	1.33	5-11-2018	10,000,000	10,007,134
HSBC Bank plc ±144A	1.35	5-3-2018	10,000,000	10,010,129
KBC Bank	1.18	8-2-2017	40,000,000	39,999,996
Mitsubishi Trust & Bank ±	1.42	11-30-2017	8,000,000	8,000,059
Mitsubishi Trust & Bank	1.53	8-23-2017	10,000,000	10,001,828
Mizuho Bank Limited ±	1.45	11-8-2017	9,000,000	9,003,459
Mizuho Bank Limited	1.52	10-6-2017	5,000,000	5,002,617
Mizuho Bank Limited ±	1.52	10-10-2017	10,000,000	10,005,448
National Australia Bank Limited	1.25	9-12-2017	10,000,000	10,000,525
National Bank of Kuwait	1.10	8-1-2017	55,425,000	55,425,000
NBAD Americas NV	1.11	8-1-2017	55,000,000	55,000,000
Norinchukin Bank	1.18	8-14-2017	10,765,000	10,764,970
Norinchukin Bank	1.20	8-2-2017	12,000,000	12,000,009
Norinchukin Bank ±	1.41	1-11-2018	15,000,000	15,001,305
Oversea-Chinese Banking Corporation	1.14	8-4-2017	15,000,000	14,999,867
Sumitomo Mitsui Banking Corporation ±	1.34	8-18-2017	15,000,000	15,000,784
Sumitomo Mitsui Banking Corporation ±	1.40	12-1-2017	15,000,000	15,001,605
Sumitomo Mitsui Banking Corporation ±	1.41	1-16-2018	13,000,000	13,000,425
Svenska Handelsbanken NY ±	1.62	8-7-2017	14,000,000	14,001,079
Toronto Dominion Bank ±	1.45	10-17-2017	12,000,000	12,004,875
Toronto Dominion Bank ±	1.57	3-5-2018	10,000,000	10,012,100

Total Certificates of Deposit (Cost $551,194,157)				551,275,324

Commercial Paper: 50.75%

Asset-Backed Commercial Paper: 28.86%
Albion Capital Corporation (z)	1.27	8-21-2017	15,000,000	14,990,267
Albion Capital Corporation (z)	1.27	8-25-2017	10,000,000	9,992,180
Alpine Securitization Limited ±144A	1.47	4-10-2018	30,000,000	29,995,904
Anglesea Funding LLC ±144A	1.46	10-4-2017	17,000,000	16,999,712
Antalis SA 144A(z)	1.34	9-18-2017	13,000,000	12,978,108
Antalis SA 144A(z)	1.35	9-26-2017	5,000,000	4,990,138
Antalis SA 144A(z)	1.35	9-22-2017	5,000,000	4,990,864
Antalis SA 144A(z)	1.37	10-16-2017	12,000,000	11,967,244
Autobahn Funding Company 144A(z)	1.15	8-1-2017	20,000,000	20,000,000
Barton Capital Corporation ±144A	1.47	12-20-2017	25,000,000	24,999,047
Bedford Row Funding Corporation ±144A	1.36	5-31-2018	16,000,000	16,003,098
Cedar Spring Capital Company 144A(z)	1.22	8-9-2017	17,000,000	16,995,157
Charta LLC 144A(z)	1.24	8-3-2017	8,000,000	7,999,460

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Chesham Finance Limited 144A(z)	1.23%	8-1-2017	$35,000,000	$35,000,000
Chesham Finance Limited 144A(z)	1.51	12-18-2017	5,000,000	4,973,107
Collateralized Commercial Paper Company LLC ±144A	1.52	8-8-2017	8,000,000	8,000,553
Concord Minutemen Capital Company 144A(z)	1.20	8-9-2017	19,000,000	18,994,921
Concord Minutemen Capital Company 144A(z)	1.34	10-20-2017	15,000,000	14,956,733
Crown Point Capital Company LLC ±144A	1.48	2-26-2018	20,000,000	19,999,998
Institutional Secured Funding LLC 144A(z)	1.28	8-1-2017	17,000,000	17,000,000
Institutional Secured Funding LLC 144A(z)	1.30	8-7-2017	10,000,000	9,998,000
Institutional Secured Funding LLC 144A(z)	1.32	8-18-2017	6,000,000	5,996,549
Kells Funding LLC 144A(z)	1.30	10-17-2017	16,000,000	15,956,743
Legacy Capital Company 144A(z)	1.32	9-19-2017	16,000,000	15,968,139
Lexington Parker Capital Company LLC 144A(z)	1.30	9-12-2017	10,000,000	9,985,312
Lexington Parker Capital Company LLC 144A(z)	1.37	10-24-2017	12,000,000	11,962,200
LMA Americas LLC 144A(z)	1.15	8-1-2017	30,000,000	30,000,000
LMA Americas LLC 144A(z)	1.41	8-3-2017	4,455,000	4,454,704
Mountcliff Funding LLC 144A(z)	1.23	8-1-2017	25,000,000	25,000,000
Mountcliff Funding LLC ±144A	1.51	10-25-2017	15,000,000	15,006,671
Regency Markets No.1 LLC 144A(z)	1.23	8-10-2017	17,000,000	16,994,883
Regency Markets No.1 LLC 144A(z)	1.23	8-25-2017	14,948,000	14,935,673
Ridgefield Funding Company 144A(z)	1.34	10-11-2017	11,000,000	10,972,101
Starbird Funding Corporation 144A(z)	1.15	8-1-2017	18,000,000	18,000,000
Toyota Motor Credit ±	1.44	3-12-2018	16,000,000	16,005,647
Toyota Motor Credit ±	1.44	3-27-2018	4,000,000	4,001,024
Versailles Commercial Paper LLC ±144A	1.43	11-27-2017	22,000,000	21,999,295
Victory Receivables 144A(z)	1.25	8-10-2017	12,000,000	11,996,388

				571,059,820

Financial Company Commercial Paper: 20.83%
ABN AMRO Funding LLC 144A(z)	1.30	10-10-2017	10,000,000	9,975,481
Bank of Nova Scotia ±144A	1.45	4-11-2018	11,000,000	11,004,213
Bank of Nova Scotia ±144A	1.67	8-4-2017	10,000,000	10,000,422
Barclays Bank plc ±	1.75	4-3-2018	5,000,000	4,999,546
Caisse Centrale Desjardins du Quebec 144A(z)	1.33	11-7-2017	15,000,000	14,945,814
Caisse Centrale Desjardins du Quebec ±144A	1.98	1-29-2018	5,000,000	5,013,354
Charles Schwab Corporation 144A(z)	1.20	8-7-2017	7,000,000	6,998,658
Commonwealth Bank of Australia ±144A	1.43	4-20-2018	6,000,000	6,003,918
Commonwealth Bank of Australia ±144A	1.43	4-13-2018	10,000,000	10,007,133
Commonwealth Bank of Australia ±144A	1.55	3-16-2018	6,000,000	6,008,292
Commonwealth Bank of Australia ±144A	1.57	3-1-2018	8,000,000	8,011,428
Commonwealth Bank of Australia ±144A	1.62	8-4-2017	10,000,000	10,000,389
DBS Bank Limited 144A(z)	1.23	8-23-2017	6,600,000	6,595,277
DBS Bank Limited 144A(z)	1.25	8-21-2017	18,000,000	17,988,320
DBS Bank Limited ±144A	1.43	7-17-2018	10,000,000	10,002,643
DZ Bank AG Deutsche Zentral-Ge 144A(z)	1.08	8-1-2017	20,000,000	20,000,000
Erste Bank der Oesterreichischen Sparkassen AG ±144A	1.45	10-27-2017	13,000,000	13,004,701
Macquarie Bank Limited 144A(z)	1.32	9-18-2017	25,000,000	24,957,600
Macquarie Bank Limited 144A(z)	1.34	9-19-2017	8,000,000	7,986,138
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	1.44	10-17-2017	8,000,000	7,978,098
Nasdaq Incorporated 144A(z)	1.47	8-10-2017	5,100,000	5,098,274
National Australia Bank Limited ±144A	1.57	3-6-2018	17,000,000	17,022,689

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
National Bank of Canada 144A(z)	1.30%	10-6-2017	$11,000,000	$10,975,659
NRW Bank 144A(z)	1.25	8-23-2017	12,000,000	11,991,391
NRW Bank 144A(z)	1.25	8-24-2017	10,000,000	9,992,480
Ontario Teachers Finance Trust ±144A	1.37	4-3-2018	12,000,000	12,000,000
Oversea-Chinese Banking Corporation 144A(z)	1.32	10-6-2017	8,000,000	7,981,095
Oversea-Chinese Banking Corporation ±144A	1.36	1-11-2018	12,000,000	12,000,232
Oversea-Chinese Banking Corporation ±144A	1.39	2-12-2018	10,500,000	10,501,256
PSP Capital Incorporated ±144A	1.25	5-4-2018	25,000,000	25,005,518
PSP Capital Incorporated ±144A	1.28	5-30-2018	8,000,000	8,000,583
Sumitomo Trust & Banking Corporation 144A(z)	1.15	8-1-2017	15,000,000	15,000,000
Suncorp Group Limited 144A(z)	1.24	9-5-2017	4,000,000	3,994,929
United Overseas Bank Limited 144A(z)	1.27	8-24-2017	15,000,000	14,988,768
Westpac Banking Corporation ±144A	1.43	4-13-2018	13,000,000	13,008,358
Westpac Banking Corporation ±144A	1.55	3-15-2018	10,000,000	10,013,134
Westpac Banking Corporation ±144A	1.55	3-2-2018	13,000,000	13,016,358

				412,072,149

Other Commercial Paper: 1.06%
China International Marine Containers (z)	1.50	8-2-2017	5,000,000	4,999,841
COFCO Capital Corporation (z)	1.41	8-1-2017	16,000,000	16,000,000

				20,999,841

Total Commercial Paper (Cost $1,003,993,155)				1,004,131,810

Municipal Obligations: 15.73%

California: 1.56%

Variable Rate Demand Notes ø: 1.56%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144A	1.25	8-1-2037	6,850,000	6,850,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.22	4-5-2019	24,000,000	24,000,000

				30,850,000

Colorado: 3.25%

Variable Rate Demand Notes ø: 3.25%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.35	10-1-2033	9,000,000	9,000,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.25	5-1-2052	40,290,000	40,290,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.28	1-1-2027	15,000,000	15,000,000

				64,290,000

Louisiana: 0.20%

Variable Rate Demand Note ø: 0.20%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.27	2-1-2045	4,000,000	4,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Cash Investment Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Nebraska: 0.68%

Variable Rate Demand Note ø: 0.68%
Nebraska Tender Option Bond Trust Receipts/Certificates Omaha Packaging Facilities Corporation Series SGT13 (Miscellaneous Revenue, Societe Generale LIQ) 144A	1.22%	3-1-2033	$13,400,000	$13,400,000

New Jersey: 0.50%

Variable Rate Demand Note ø: 0.50%
RBC Municipal Products Incorporated Trust Taxable Floater Series E-83 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.22	12-17-2018	10,000,000	10,000,000

New York: 4.28%

Variable Rate Demand Notes ø: 4.28%
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.23	11-1-2049	32,000,000	32,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC)	1.45	5-1-2048	40,630,000	40,630,000
New York HFA Taxable Variable 222-E 44TH Street HSG Series A (Housing Revenue, Bank of China LOC)	1.43	5-1-2050	10,000,000	10,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.63	12-1-2017	2,000,000	2,000,000

				84,630,000

Oregon: 0.05%

Variable Rate Demand Note ø: 0.05%
Tender Option Bond Trust Receipts/Certificates (Miscellaneous Revenue, Bank of America NA LIQ) 144A	1.47	5-1-2035	1,000,000	1,000,000

Other: 3.29%

Variable Rate Demand Notes ø: 3.29%
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.23	4-1-2047	18,100,000	18,100,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.25	10-1-2042	35,960,000	35,960,000
SSAB AB Series A (Miscellaneous Revenue, DNB Bank LOC)	1.24	6-1-2035	6,000,000	6,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, FHLB LOC)	1.25	2-1-2056	3,000,000	3,000,000
Steadfast Crestvilla LLC Series B (Health Revenue, FHLB LOC)	1.25	2-1-2056	2,000,000	2,000,000

				65,060,000

Pennsylvania: 1.06%

Other Municipal Debt: 0.25%
University of Pittsburgh Revenue Bond (Education Revenue)	1.27	9-21-2017	5,000,000	5,000,117

Variable Rate Demand Notes ø: 0.81%
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.63	12-1-2017	16,000,000	16,000,000

Rhode Island: 0.61%

Variable Rate Demand Note ø: 0.61%
Providence RI St. Joseph Health Obligation Series 16G (Health Revenue, Bank of Tokyo-Mitsubishi LOC) ±	1.22	10-1-2047	12,000,000	12,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Tennessee: 0.25%

Variable Rate Demand Note ø: 0.25%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.35%	12-1-2024	$5,000,000	$5,000,000

Total Municipal Obligations (Cost $311,230,000)				311,230,117

Other: 1.52%
JPMorgan Chase PUTTER/DRIVER Trust Series T0005 related to Blackrock Municipal Income Trust (Miscellaneous Revenue, JPMorgan Chase & Company LIQ) ±144A§	1.30	1-2-2019	30,000,000	30,000,000

Total Other (Cost $30,000,000)				30,000,000

Other Instruments: 0.10%
ROC III CA Crossings at Chino Hills LLC ±§	1.25	1-1-2057	2,000,000	2,000,000

Total Other Instruments (Cost $2,000,000)				2,000,000

Repurchase Agreements: 3.99%
GX Clarke & Company, dated 7-31-2017, maturity value $79,002,633 ^^	1.20	8-1-2017	79,000,000	79,000,000

Total Repurchase Agreements (Cost $79,000,000)				79,000,000

Total investments in securities (Cost $1,977,417,312) *	99.95%	1,977,637,251
Other assets and liabilities, net	0.05	964,972

Total net assets	100.00%	$1,978,602,223

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

§	The security is subject to a demand feature which reduces the effective maturity.

^^	Collateralized by U.S. government securities, 0.00% to 9.00%, 8-15-2017 to 1-1-2049, fair value including accrued interest is $81,194,103.

*	Cost for federal income tax purposes is $1,977,417,312 and unrealized gains (losses) consists of:

Gross unrealized gains	$235,033
Gross unrealized losses	(15,094)

Net unrealized gains	$219,939

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Cash Investment Money Market Fund	Statement of assets and liabilities—July 31, 2017 (unaudited)

Assets
Investment in unaffiliated securities, at value (cost $1,977,417,312)	$1,977,637,251
Cash	34,113
Receivable for Fund shares sold	550
Receivable for interest	1,482,107
Prepaid expenses and other assets	116,496

Total assets	1,979,270,517

Liabilities
Dividends payable	2,116
Payable for Fund shares redeemed	138,000
Management fee payable	124,424
Administration fees payable	102,401
Custodian and accounting fees payable	301,353

Total liabilities	668,294

Total net assets	$1,978,602,223

NET ASSETS CONSIST OF
Paid-in capital	$1,980,490,971
Undistributed net investment income	5,935
Accumulated net realized losses on investments	(2,114,622)
Net unrealized gains on investments	219,939

Total net assets	$1,978,602,223

COMPUTATION OF NET ASSET VALUE PRICE PER SHARE
Net assets – Administrator Class	$120,078,322
Shares outstanding – Administrator Class[1]	120,016,554
Net asset value per share – Administrator Class	$1.0005
Net assets – Institutional Class	$619,153,167
Shares outstanding – Institutional Class[1]	618,823,454
Net asset value per share – Institutional Class	$1.0005
Net assets – Select Class	$1,047,602,378
Shares outstanding – Select Class[1]	1,047,063,007
Net asset value per share – Select Class	$1.0005
Net assets – Service Class	$191,768,356
Shares outstanding – Service Class[1]	191,653,037
Net asset value per share – Service Class	$1.0006

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2017 (unaudited)	Wells Fargo Cash Investment Money Market Fund	13

Investment income
Interest	$10,591,197

Expenses
Management fee	1,406,562
Administration fees
Administrator Class	57,295
Institutional Class	256,970
Select Class	185,419
Service Class	114,784
Shareholder servicing fees
Administrator Class	57,295
Service Class	239,134
Custody and accounting fees	121,454
Professional fees	20,828
Registration fees	18,140
Shareholder report expenses	17,255
Trustees’ fees and expenses	10,514
Other fees and expenses	67,902

Total expenses	2,573,552
Less: Fee waivers and/or expense reimbursements	(661,175)

Net expenses	1,912,377

Net investment income	8,678,820

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	156,869
Net change in unrealized gains (losses) on investments	34,431

Net realized and unrealized gains (losses) on investments	191,300

Net increase in net assets resulting from operations	$8,870,120

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Cash Investment Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$8,678,820		$27,548,925
Net realized gains on investments		156,869		11,508
Net change in unrealized gains (losses) on investments		34,431		185,508

Net increase in net assets resulting from operations		8,870,120		27,745,941

Distributions to shareholders from
Net investment income
Administrator Class		(460,592)		(540,997)
Institutional Class		(2,968,480)		(12,049,723)
Select Class		(4,643,997)		(14,446,130)
Service Class		(605,751)		(510,333)

Total distributions to shareholders		(8,678,820)		(27,547,183)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	122,919,208	122,981,322	381,529,877	381,550,428
Institutional Class	1,047,579,376	1,048,127,889	14,830,401,000	14,830,752,281
Select Class	1,353,818,875	1,354,503,849	38,831,892,502	38,832,055,838
Service Class	616,668,097	617,038,017	2,792,738,152	2,792,906,014

		3,142,651,077		56,837,264,561

Reinvestment of distributions
Administrator Class	441,361	441,590	440,268	440,327
Institutional Class	2,766,264	2,767,787	8,689,256	8,689,862
Select Class	4,451,985	4,454,289	11,765,023	11,765,707
Service Class	587,003	587,355	326,656	326,731

		8,251,021		21,222,627

Payment for shares redeemed
Administrator Class	(121,842,646)	(121,904,314)	(560,835,735)	(560,853,047)
Institutional Class	(1,187,403,716)	(1,188,035,965)	(19,109,952,121)	(19,110,543,296)
Select Class	(1,184,003,760)	(1,184,608,858)	(43,566,130,581)	(43,566,338,024)
Service Class	(615,135,594)	(615,505,957)	(3,840,448,957)	(3,840,626,360)

		(3,110,055,094)		(67,078,360,727)

Net increase (decrease) in net assets resulting from capital share transactions		40,847,004		(10,219,873,539)

Total increase (decrease) in net assets		41,038,304		(10,219,674,781)

Net assets
Beginning of period		1,937,563,919		12,157,238,700

End of period		$1,978,602,223		$1,937,563,919

Undistributed net investment income		$5,935		$5,935

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0040	0.0029	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0004	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0041	0.0033	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0040)	(0.0029)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0004	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.41%	0.33%	0.03%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.38%	0.36%	0.35%	0.35%	0.35%	0.34%
Net expenses	0.33%	0.33%	0.26%	0.19%	0.22%	0.26%
Net investment income	0.80%	0.26%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$120,078	$118,548	$297,396	$396,339	$493,087	$549,744

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0046	0.0043	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0003	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0047	0.0046	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0046)	(0.0042)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0004	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.47%	0.46%	0.09%	0.01%	0.03%	0.07%
Ratios to average net assets (annualized)
Gross expenses	0.26%	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.20%	0.19%	0.20%	0.20%
Net investment income	0.92%	0.37%	0.10%	0.01%	0.03%	0.07%
Supplemental data
Net assets, end of period (000s omitted)	$619,153	$756,218	$5,027,125	$4,320,392	$5,127,034	$7,186,632

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Cash Investment Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SELECT CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0050	0.0049	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0004	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0051	0.0053	0.00	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0050)	(0.0049)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0005	$1.0004	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.51%	0.53%	0.16%	0.07%	0.10%	0.14%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.19%	0.19%	0.19%	0.19%	0.19%
Net expenses	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.00%	0.44%	0.16%	0.07%	0.10%	0.14%
Supplemental data
Net assets, end of period (000s omitted)	$1,047,602	$873,167	$5,595,704	$5,889,779	$7,650,810	$6,407,032

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Cash Investment Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0032	0.0011	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0006	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0033	0.0017	0.00 [2]	0.00	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0032)	(0.0012)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0006	$1.0005	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.33%	0.17%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.55%	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.50%	0.50%	0.28%	0.19%	0.22%	0.26%
Net investment income	0.63%	0.08%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$191,768	$189,632	$1,237,014	$1,438,336	$1,448,713	$1,594,389

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Cash Investment Money Market Fund	19

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Cash Investment Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadvisers. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

20	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

As of January 31, 2017, the Fund had capital loss carryforwards available to offset future net realized capital gains in the amount of $2,271,491 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Cash Investment Money Market Fund	21

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$551,275,324	$0	$551,275,324

Commercial paper	0	1,004,131,810	0	1,004,131,810

Municipal obligations	0	311,230,117	0	311,230,117

Other	0	30,000,000	0	30,000,000

Other instruments	0	2,000,000	0	2,000,000
Repurchase agreements	0	79,000,000	0	79,000,000
Total assets	$0	$1,977,637,251	$0	$1,977,637,251

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six month ended July 31, 2017, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Fund. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A., an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of

22	Wells Fargo Cash Investment Money Market Fund	Notes to financial statements (unaudited)

expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through October 13, 2017 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.50% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2017, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are each charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $28,960,000 and $28,000,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2017.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	25

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

26	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	27

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Cash Investment Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

28	Wells Fargo Cash Investment Money Market Fund	Other information (unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was higher than or in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes except Service Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were equal to or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as a foreign fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund.

Other information (unaudited)	Wells Fargo Cash Investment Money Market Fund	29

Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

30	Wells Fargo Cash Investment Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305364 09-17 SA302/SAR302 07-17

Semi-Annual Report

July 31, 2017

Institutional Money Market Funds

∎	Wells Fargo Heritage Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Heritage Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Heritage Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Heritage Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Heritage Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadvisers

Wells Capital Management Incorporated

Wells Capital Management Singapore

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (SHMXX)	6-29-1995	0.60	0.15	0.59	0.35	0.35
Institutional Class (SHIXX)	3-31-2000	0.73	0.21	0.67	0.23	0.20
Select Class (WFJXX)	6-29-2007	0.81	0.28	0.74	0.19	0.13
Service Class (WHTXX)	6-30-2010	0.50	0.12	0.57	0.52	0.43

Yield summary (%) as of July 31, 20173

	Administrator Class	Institutional Class	Select Class	Service Class
7-day current yield	1.02	1.14	1.22	0.90
7-day compound yield	1.02	1.15	1.23	0.90
30-day simple yield	1.01	1.13	1.21	0.89
30-day compound yield	1.01	1.13	1.21	0.89

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Heritage Money Market Fund	5

Portfolio composition as of July 31, 2017[4]

Effective maturity distribution as of July 31, 2017[4]

Weighted average maturity as of July 31, 2017[5]
19 days

Weighted average life as of July 31, 2017[6]
68 days

[1]	Historical performance shown for Service Class shares prior to their inception reflects the performance of Administrator Class shares and has not been adjusted to reflect the higher expenses applicable to Service Class shares. If these expenses had been adjusted, returns for Service Class shares would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.93%, 1.05%, 1.09%, and 0.80% for Administrator Class, Institutional Class, Select Class, and Service Class respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Heritage Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,003.99	$1.64	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.16	$1.66	0.33%
Institutional Class
Actual	$1,000.00	$1,004.60	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,004.97	$0.60	0.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.20	$0.60	0.12%
Service Class
Actual	$1,000.00	$1,003.45	$2.14	0.43%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.66	$2.16	0.43%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 29.22%
Abbey National Treasury Services	1.08%	8-1-2017	$43,000,000	$43,000,000
Abbey National Treasury Services ±	1.41	12-15-2017	30,000,000	30,009,262
Bank of Montreal	1.22	8-3-2017	48,000,000	47,999,905
Bank of Nova Scotia ±	1.38	3-20-2018	30,000,000	29,999,294
Chiba Bank Limited	1.40	9-6-2017	40,000,000	40,003,824
Chiba Bank Limited	1.40	9-11-2017	30,000,000	30,002,486
China Construction Bank Corporation ±	1.48	7-20-2018	63,000,000	62,992,294
Citibank New York ±	1.32	1-3-2018	23,000,000	22,999,360
Credit Suisse ±	1.45	11-7-2017	28,000,000	28,012,327
Dexia Credit Local SA ±	1.60	12-7-2017	61,000,000	61,062,116
HSBC Bank plc	1.11	8-1-2017	82,000,000	82,000,000
HSBC Bank plc ±	1.77	11-17-2017	41,235,000	41,307,564
HSBC Bank plc ±	1.33	5-11-2018	32,000,000	32,022,829
KBC Bank	1.18	8-2-2017	79,000,000	78,999,993
Mitsubishi Trust & Bank ±	1.42	11-30-2017	50,000,000	50,000,369
Mitsubishi Trust & Bank	1.53	8-23-2017	25,000,000	25,004,570
Mizuho Bank Limited ±	1.45	11-8-2017	30,000,000	30,011,531
Mizuho Bank Limited	1.52	10-6-2017	13,000,000	13,006,804
Mizuho Bank Limited ±	1.52	10-10-2017	28,000,000	28,015,253
National Australia Bank Limited	1.25	9-12-2017	36,000,000	36,001,891
National Bank of Kuwait	1.10	8-1-2017	128,950,000	128,950,000
NBAD Americas NV	1.11	8-1-2017	132,000,000	132,000,000
Norinchukin Bank	1.20	8-2-2017	30,000,000	30,000,022
Norinchukin Bank	1.22	9-20-2017	29,900,000	29,899,862
Norinchukin Bank ±	1.41	1-11-2018	55,000,000	55,004,786
Oversea-Chinese Banking Corporation	1.14	8-4-2017	22,000,000	21,999,805
Sumitomo Mitsui Banking Corporation ±	1.34	8-18-2017	27,000,000	27,001,411
Sumitomo Mitsui Banking Corporation ±	1.40	12-1-2017	58,000,000	58,006,204
Sumitomo Mitsui Banking Corporation ±	1.41	1-16-2018	33,000,000	33,001,079
Svenska Handelsbanken NY ±	1.62	8-7-2017	36,000,000	36,002,774
Toronto Dominion Bank ±	1.45	10-17-2017	28,000,000	28,011,376
Toronto Dominion Bank ±	1.57	3-5-2018	30,000,000	30,036,299

Total Certificates of Deposit (Cost $1,422,159,833)				1,422,365,290

Commercial Paper: 54.23%

Asset-Backed Commercial Paper: 30.95%
Albion Capital Corporation (z)	1.27	8-21-2017	33,000,000	32,978,587
Albion Capital Corporation (z)	1.27	8-25-2017	17,000,000	16,986,706
Alpine Securitization Limited 144A±	1.47	4-10-2018	81,000,000	80,988,941
Anglesea Funding LLC 144A±	1.46	10-4-2017	38,000,000	37,999,356
Antalis SA 144A(z)	1.34	9-18-2017	33,000,000	32,944,428
Antalis SA 144A(z)	1.35	9-26-2017	5,000,000	4,990,138
Antalis SA 144A(z)	1.35	9-22-2017	14,000,000	13,974,419
Antalis SA 144A(z)	1.37	10-16-2017	17,830,000	17,781,330
Autobahn Funding Company 144A(z)	1.15	8-1-2017	71,000,000	71,000,000
Barton Capital Corporation 144A±	1.47	12-22-2017	50,000,000	49,998,069
Bedford Row Funding Corporation 144A±	1.36	5-31-2018	44,000,000	44,008,519
Bedford Row Funding Corporation 144A±	1.67	2-16-2018	13,000,000	13,020,473
Cancara Asset Securitization Limited (z)	1.30	9-26-2017	43,000,000	42,915,185

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Asset-Backed Commercial Paper (continued)
Cedar Spring Capital Company 144A(z)	1.22%	8-9-2017	$43,883,000	$43,870,498
Charta LLC 144A(z)	1.24	8-3-2017	34,000,000	33,997,705
Chesham Finance Limited 144A(z)	1.23	8-1-2017	43,000,000	43,000,000
Chesham Finance Limited 144A(z)	1.23	8-1-2017	45,000,000	45,000,000
Chesham Finance Limited 144A(z)	1.23	8-1-2017	50,000,000	50,000,000
Collateralized Commercial Paper Company LLC 144A±	1.52	8-8-2017	39,000,000	39,002,696
Concord Minutemen Capital Company 144A(z)	1.20	8-9-2017	49,000,000	48,986,900
Concord Minutemen Capital Company 144A(z)	1.34	10-20-2017	30,000,000	29,913,467
Crown Point Capital Company LLC 144A±	1.48	2-26-2018	45,000,000	44,999,996
Institutional Secured Funding LLC 144A(z)	1.28	8-1-2017	44,000,000	44,000,000
Institutional Secured Funding LLC 144A(z)	1.30	8-7-2017	32,000,000	31,993,600
Institutional Secured Funding LLC 144A(z)	1.32	8-18-2017	18,000,000	17,989,647
Kells Funding LLC 144A(z)	1.30	10-17-2017	30,000,000	29,918,893
Legacy Capital Company 144A(z)	1.32	9-19-2017	48,000,000	47,904,417
Lexington Parker Capital Company LLC 144A(z)	1.30	9-12-2017	35,800,000	35,747,416
Lexington Parker Capital Company LLC 144A(z)	1.37	10-24-2017	30,000,000	29,905,500
LMA Americas LLC 144A(z)	1.15	8-1-2017	65,400,000	65,400,000
LMA Americas LLC 144A(z)	1.41	8-3-2017	20,000,000	19,998,672
Mountcliff Funding LLC 144A(z)	1.23	8-1-2017	43,000,000	43,000,000
Mountcliff Funding LLC 144A±	1.51	10-25-2017	31,000,000	31,013,787
Nieuw Amsterdam Receivable 144A(z)	1.30	9-18-2017	7,000,000	6,988,025
Nieuw Amsterdam Receivable 144A(z)	1.30	9-21-2017	7,125,000	7,112,030
Regency Markets No.1 LLC 144A(z)	1.23	8-10-2017	53,000,000	52,984,047
Ridgefield Funding Company 144A(z)	1.34	10-11-2017	18,700,000	18,652,572
Starbird Funding Corporation 144A(z)	1.15	8-1-2017	36,661,000	36,661,000
Toyota Motor Credit ±	1.44	3-12-2018	43,000,000	43,015,176
Toyota Motor Credit ±	1.44	3-27-2018	22,000,000	22,005,633
Versailles Commercial Paper LLC 144A±	1.43	11-27-2017	61,000,000	60,998,046
Victory Receivables 144A(z)	1.25	8-10-2017	23,000,000	22,993,077

				1,506,638,951

Financial Company Commercial Paper: 21.94%
ABN AMRO Funding LLC 144A(z)	1.30	10-10-2017	31,000,000	30,923,990
Bank of Nova Scotia 144A±	1.45	4-11-2018	29,000,000	29,011,106
Bank of Nova Scotia 144A±	1.67	8-4-2017	32,000,000	32,001,352
Caisse Centrale Desjardins du Quebec 144A(z)	1.33	11-7-2017	32,000,000	31,884,404
Caisse Centrale Desjardins du Quebec 144A±	1.98	1-29-2018	10,700,000	10,728,577
Charles Schwab Corporation 144A(z)	1.20	8-7-2017	37,000,000	36,992,908
Commonwealth Bank of Australia 144A±	1.43	4-20-2018	8,000,000	8,005,224
Commonwealth Bank of Australia 144A±	1.43	4-13-2018	13,000,000	13,009,273
Commonwealth Bank of Australia 144A±	1.55	3-16-2018	30,000,000	30,041,462
Commonwealth Bank of Australia 144A±	1.57	3-1-2018	22,000,000	22,031,427
Commonwealth Bank of Australia 144A±	1.62	8-4-2017	32,000,000	32,001,244
DBS Bank Limited 144A(z)	1.23	8-23-2017	30,000,000	29,978,532
DBS Bank Limited 144A(z)	1.25	8-21-2017	50,000,000	49,967,556
DBS Bank Limited 144A(z)	1.30	9-27-2017	23,000,000	22,956,336
DBS Bank Limited 144A±	1.43	7-17-2018	27,000,000	27,007,135
Erste Bank der Oesterreichischen Sparkassen AG 144A±	1.45	10-27-2017	29,000,000	29,010,486
Federation Des Caisses 144A(z)	1.27	9-22-2017	15,000,000	14,974,108
Macquarie Bank Limited 144A(z)	1.32	9-18-2017	65,000,000	64,889,760

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Financial Company Commercial Paper (continued)
Macquarie Bank Limited 144A(z)	1.34%	9-19-2017	$15,000,000	$14,974,010
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	1.44	10-17-2017	15,000,000	14,958,933
NV Bank Nederlandse Gemeenten 144A(z)	1.21	8-1-2017	15,000,000	15,000,000
National Australia Bank Limited 144A±	1.57	3-6-2018	41,000,000	41,054,720
National Bank of Canada 144A(z)	1.30	10-6-2017	35,000,000	34,922,551
NRW Bank 144A(z)	1.25	8-23-2017	10,000,000	9,992,826
NRW Bank 144A(z)	1.25	8-24-2017	22,000,000	21,983,457
Ontario Teachers Finance Trust 144A±	1.37	4-3-2018	30,000,000	30,000,000
Oversea-Chinese Banking Corporation 144A(z)	1.32	10-6-2017	30,000,000	29,929,105
Oversea-Chinese Banking Corporation 144A±	1.36	1-11-2018	34,000,000	34,000,658
Oversea-Chinese Banking Corporation 144A±	1.39	2-12-2018	16,000,000	16,001,914
PSP Capital Incorporated 144A±	1.25	5-4-2018	59,000,000	59,013,022
PSP Capital Incorporated 144A±	1.28	5-30-2018	34,000,000	34,002,477
Sumitomo Trust & Banking Corporation 144A(z)	1.15	8-1-2017	22,000,000	22,000,000
Suncorp Group Limited 144A(z)	1.24	9-5-2017	20,000,000	19,974,644
Suncorp Group Limited 144A(z)	1.32	9-27-2017	13,000,000	12,972,851
United Overseas Bank Limited 144A(z)	1.22	8-10-2017	27,900,000	27,891,951
United Overseas Bank Limited 144A(z)	1.27	8-24-2017	30,000,000	29,977,537
Westpac Banking Corporation 144A±	1.43	4-13-2018	27,000,000	27,017,359
Westpac Banking Corporation 144A±	1.55	3-15-2018	27,000,000	27,035,463
Westpac Banking Corporation 144A±	1.55	3-2-2018	30,000,000	30,037,750

				1,068,156,108

Other Commercial Paper: 1.34%
China International Marine Containers (z)	1.50	8-2-2017	30,000,000	29,999,047
COFCO Capital Corporation (z)	1.41	8-1-2017	35,050,000	35,050,000

				65,049,047

Total Commercial Paper (Cost $2,639,470,796)				2,639,844,106

Municipal Obligations: 15.80%

California: 1.23%

Variable Rate Demand Notes ø: 1.23%
California Tender Option Bond Trust Receipts/Certificates Palomar Pomerado Health Series XG0017 (GO Revenue, Bank of America NA LIQ) 144A	1.25	8-1-2037	5,000,000	5,000,000
RBC Municipal Products Incorporated Trust Water District Series E (Water & Sewer Revenue, Royal Bank of Canada LOC) 144A	1.22	4-5-2019	55,000,000	55,000,000

				60,000,000

Colorado: 2.66%

Variable Rate Demand Notes ø: 2.66%
Colorado HFA MFHR Class I Series A-1 (Housing Revenue, FHLB SPA)	1.35	10-1-2033	16,240,000	16,240,000
Colorado HFA MFHR Class II Series A-2 (Housing Revenue, FHLB SPA)	1.35	10-1-2033	2,265,000	2,265,000
Colorado HFA MFHR Class II Series B (Housing Revenue, FHLB SPA)	1.25	5-1-2052	81,000,000	81,000,000
Colorado Southern Ute Indian Tribe Reservation Series 2007 (Miscellaneous Revenue)	1.28	1-1-2027	29,850,000	29,850,000

				129,355,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Georgia: 1.00%

Variable Rate Demand Notes ø: 1.00%
Macon-Bibb County GA Industrial Authority Development Kumho Tire Georgia Incorporated Series A (Industrial Development Revenue, Korea Development Bank LOC)	1.30%	12-1-2022	$5,000,000	$5,000,000
Tender Option Bond Trust Receipts/Certificates Oglethorpe Power Corporation (Utilities Revenue, Societe Generale LOC, National Insured) 144A	1.22	1-1-2035	43,650,000	43,650,000

				48,650,000

Louisiana: 0.21%

Variable Rate Demand Note ø: 0.21%
East Baton Rouge Parish LA Sewerage Commission Revenue Series B005 (Water & Sewer Revenue, Morgan Stanley Bank LIQ) 144A	1.27	2-1-2045	10,280,000	10,280,000

Minnesota: 0.01%

Variable Rate Demand Note ø: 0.01%
RBC Municipal Products Incorporated Trust Series E-69 (Housing Revenue, Royal Bank of Canada LOC) 144A	1.22	5-31-2018	450,000	450,000

New Jersey: 0.41%

Variable Rate Demand Note ø: 0.41%
RBC Municipal Products Incorporated Trust Taxable Floater Series E-83 (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A	1.22	12-17-2018	20,000,000	20,000,000

New York: 4.22%

Variable Rate Demand Notes ø: 4.22%
New York Dormitory Authority Personal Income Taxable Floaters Series XFT910 (Tax Revenue, Citibank NA LIQ) 144A	1.25	3-15-2040	12,000,000	12,000,000
New York Dormitory Authority Secondary Issues Floater Series B-4 (Tax Revenue, Morgan Stanley Bank LIQ) 144A	1.25	3-15-2040	16,000,000	16,000,000
New York HFA 33 Bond Street Series A (Housing Revenue, Manufacturers & Traders LOC)	1.23	11-1-2049	5,000,000	5,000,000
New York HFA 605 West 42nd Street Series B (Housing Revenue, Bank of China LOC)	1.45	5-1-2048	58,000,000	58,000,000
New York HFA Manhattan West Residential Project Series B-1 (Housing Revenue, Bank of China LOC)	1.45	11-1-2049	23,000,000	23,000,000
New York HFA Manhattan West Residential Project Series B-2 (Housing Revenue, Bank of China LOC)	1.50	11-1-2049	11,325,000	11,325,000
New York HFA 222 East 44th Street Series A (Housing Revenue, Bank of China LOC)	1.43	5-1-2050	20,000,000	20,000,000
New York Municipal Water Finance Authority Series T-30001-I (Water & Sewer Revenue, Citibank NA LIQ) 144A	1.25	6-15-2044	16,000,000	16,000,000
RBC Municipal Products Incorporated Trust Series E-51 Invesco Van Kampen New York Value Income Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.63	12-1-2017	44,000,000	44,000,000

				205,325,000

Ohio: 0.34%

Variable Rate Demand Note ø: 0.34%
Tender Option Bond Trust Receipts/Certificates Akron Student Housing Association LLC (Education Revenue, Societe Generale LOC, AGM Insured) 144A	1.22	3-15-2034	16,730,000	16,730,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Other: 3.92%

Variable Rate Demand Notes ø: 3.92%
FHLMC MFHR Series M004 Class A (Housing Revenue, FHLMC LIQ)	0.24%	1-15-2042	$41,667,106	$41,667,106
FHLMC MFHR Series M011 Class A (Housing Revenue, FHLMC LIQ)	1.32	8-15-2021	515,000	515,000
Jets Stadium Development Bonds Series A-4B (Miscellaneous Revenue, Sumitomo Mitsui Banking Corporation LOC) 144A	1.23	4-1-2047	43,000,000	43,000,000
Providence Health & Services Series 12-E (Health Revenue, U.S. Bank NA LOC)	1.25	10-1-2042	63,210,000	63,210,000
SSAB AB Series A (Miscellaneous Revenue, DNB Bank LOC)	1.24	6-1-2035	13,000,000	13,000,000
Steadfast Crestvilla LLC Series A (Health Revenue, FHLB LOC)	1.25	2-1-2056	17,600,000	17,600,000
Steadfast Crestvilla LLC Series B (Health Revenue, FHLB LOC)	1.25	2-1-2056	11,560,000	11,560,000

				190,552,106

Pennsylvania: 0.64%

Other Municipal Debt: 0.29%
University of Pittsburgh Revenue Bond (Education Revenue)	1.27	8-9-2017	14,000,000	14,000,328

Variable Rate Demand Notes ø: 0.35%
RBC Municipal Products Incorporated Trust Series E-81 (Transportation Revenue, Royal Bank of Canada LOC) 144A	1.22	6-1-2022	15,000,000	15,000,000
RBC Municipal Products Incorporated Trust Series E-52 Invesco Van Kampen Trust (Miscellaneous Revenue, Royal Bank of Canada LOC) 144A(i)	1.63	12-1-2017	2,000,000	2,000,000

				17,000,000

Rhode Island: 0.82%

Variable Rate Demand Note ø: 0.82%
Providence RI St. Joseph Health Obligation (Health Revenue, Bank of Tokyo-Mitsubishi LOC)	1.22	10-1-2047	40,000,000	40,000,000

Tennessee: 0.34%

Variable Rate Demand Notes ø: 0.34%
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC)	1.35	12-1-2024	5,000,000	5,000,000
Montgomery County TN Industrial Development Board Hankook Tire Manufacturing Project Series A (Industrial Development Revenue, Kookmin Bank LOC) 144A	1.35	12-1-2024	11,700,000	11,700,000

				16,700,000

Total Municipal Obligations (Cost $769,042,106)				769,042,434

Other Instruments: 0.50%
Jefferson Stadium Park L Series A Secured ±§	1.31	2-1-2057	1,960,000	1,960,000
Jefferson Stadium Park L Series B Secured ±§	1.31	2-1-2057	1,000,000	1,000,000
ROC III CA Crossings Chino Hills LLC Series A ±§	1.25	1-1-2057	12,160,000	12,160,000
ROC III CA Crossings Chino Hills LLC Series B ±§	1.25	1-1-2057	9,440,000	9,440,000

Total Other Instruments (Cost $24,560,000)				24,560,000

Total investments in securities (Cost $4,855,232,735) *	99.75%	4,855,811,830
Other assets and liabilities, net	0.25	12,187,773

Total net assets	100.00%	$4,867,999,603

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Heritage Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

(z)	Zero coupon security. The rate represents the current yield to maturity.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

(i)	Illiquid security

§	The security is subject to a demand feature which reduces the effective maturity.

*	Cost for federal income tax purposes is $4,855,232,738 and unrealized gains (losses) consists of:

Gross unrealized gains	$617,695
Gross unrealized losses	(38,603)

Net unrealized gains	$579,092

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2017 (unaudited)	Wells Fargo Heritage Money Market Fund	13

Assets
In unaffiliated securities, at value (cost $4,855,232,735)	$4,855,811,830
Cash	36,762
Receivable for Fund shares sold	12,000,300
Receivable for interest	3,697,649

Total assets	4,871,546,541

Liabilities
Dividends payable	1,033,481
Payable for Fund shares redeemed	4,046
Management fee payable	105,342
Administration fees payable	202,165
Trustees’ fees and expenses payable	256,819
Custodian and accounting fees payable	1,604,912
Accrued expenses and other liabilities	340,173

Total liabilities	3,546,938

Total net assets	$4,867,999,603

NET ASSETS CONSIST OF
Paid-in capital	$4,867,771,299
Overdistributed net investment income	(410,417)
Accumulated net realized gains on investments	59,626
Net unrealized gains on investments	579,095

Total net assets	$4,867,999,603

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$65,804,465
Shares outstanding – Administrator Class[1]	65,782,889
Net asset value per share – Administrator Class	$1.0003
Net assets – Institutional Class	$921,718,871
Shares outstanding – Institutional Class[1]	921,403,017
Net asset value per share – Institutional Class	$1.0003
Net assets – Select Class	$3,831,129,793
Shares outstanding – Select Class[1]	3,829,564,800
Net asset value per share – Select Class	$1.0004
Net assets – Service Class	$49,346,474
Shares outstanding – Service Class[1]	49,330,248
Net asset value per share – Service Class	$1.0003

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Heritage Money Market Fund	Statement of operations—six months ended July 31, 2017 (unaudited)

Investment income
Interest	$25,718,060

Expenses
Management fee	3,416,682
Administration fees
Administrator Class	40,624
Institutional Class	348,905
Select Class	708,947
Service Class	35,590
Shareholder servicing fees
Administrator Class	40,624
Service Class	68,332
Custody and accounting fees	596,542
Professional fees	31,351
Registration fees	288,871
Shareholder report expenses	38,837
Trustees’ fees and expenses	8,319
Other fees and expenses	301,091

Total expenses	5,924,715
Less: Fee waivers and/or expense reimbursements	(2,598,573)

Net expenses	3,326,142

Net investment income	22,391,918

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on investments	59,626
Net change in unrealized gains on investments	189,779

Net realized and unrealized gains (losses) on investments	249,405

Net increase in net assets resulting from operations	$22,641,323

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Heritage Money Market Fund	15

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$22,391,918		$105,303,303
Net realized gains on investments		59,626		86,447
Net change in unrealized gains (losses) on investments		189,779		389,316

Net increase in net assets resulting from operations		22,641,323		105,779,066

Distributions to shareholders from
Net investment income
Administrator Class		(320,147)		(526,144)
Institutional Class		(4,065,716)		(17,905,043)
Select Class		(17,802,715)		(86,260,247)
Service Class		(203,340)		(599,853)

Total distributions to shareholders		(22,391,918)		(105,291,287)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	77,630,547	77,655,096	455,731,837	455,737,704
Institutional Class	3,133,656,743	3,134,701,764	29,504,670,500	29,504,977,813
Select Class	9,254,894,640	9,258,606,071	279,199,542,442	270,201,686,287
Service Class	106,305,506	106,339,154	10,449,618,132	10,449,635,008

		12,577,302,085		310,612,036,812

Reinvestment of distributions
Administrator Class	299,731	299,826	316,562	316,587
Institutional Class	2,891,364	2,892,331	5,832,711	5,832,989
Select Class	14,013,378	14,019,254	52,842,200	52,843,886
Service Class	163,552	163,606	147,805	147,820

		17,375,017		59,141,282

Payment for shares redeemed
Administrator Class	(94,716,663)	(94,746,792)	(631,620,593)	(631,627,902)
Institutional Class	(2,963,988,734)	(2,964,966,290)	(37,013,949,429)	(37,014,338,574)
Select Class	(8,824,235,620)	(8,827,789,991)	(313,085,833,381)	(304,088,354,729)
Service Class	(124,559,576)	(124,599,584)	(11,280,593,935)	(11,280,612,758)

		(12,012,102,657)		(353,014,933,963)

Net increase (decrease) in net assets resulting from capital share transactions		582,574,445		(42,343,755,869)

Total increase (decrease) in net assets		582,823,850		(42,343,268,090)

Net assets
Beginning of period		4,285,175,753		46,628,443,843

End of period		$4,867,999,603		$4,285,175,753

Overdistributed net investment income		$(410,417)		$(410,417)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0040	0.0028	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0003	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0040	0.0031	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0040)	(0.0028)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.40%	0.31%	0.03%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.35%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.33%	0.33%	0.25%	0.19%	0.20%	0.24%
Net investment income	0.79%	0.24%	0.03%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$65,804	$82,591	$258,152	$312,748	$286,618	$278,541

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0046	0.0039	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0005	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0046	0.0044	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0046)	(0.0041)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.46%	0.44%	0.08%	0.01%	0.02%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.23%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.20%	0.20%	0.19%	0.19%	0.20%
Net investment income	0.93%	0.36%	0.08%	0.01%	0.02%	0.05%
Supplemental data
Net assets, end of period (000s omitted)	$921,719	$749,052	$8,252,614	$9,397,113	$10,473,476	$7,815,293

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Heritage Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SELECT CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0004	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0050	0.0048	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0000 [3]	0.0004	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0050	0.0052	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0050)	(0.0048)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0004	$1.0004	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.50%	0.52%	0.15%	0.07%	0.09%	0.12%
Ratios to average net assets (annualized)
Gross expenses	0.25%	0.19%	0.18%	0.18%	0.18%	0.18%
Net expenses	0.12%	0.13%	0.13%	0.13%	0.13%	0.13%
Net investment income	1.00%	0.43%	0.16%	0.07%	0.08%	0.12%
Supplemental data
Net assets, end of period (000s omitted)	$3,831,130	$3,386,093	$37,219,390	$35,247,440	$30,569,838	$27,354,255

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Amount is less than $0.00005.

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Heritage Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0003	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0033	0.0016	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0005	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0034	0.0021	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0034)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0003	$1.0003	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.34%	0.21%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.52%	0.51%	0.50%	0.50%	0.50%
Net expenses	0.43%	0.43%	0.27%	0.19%	0.20%	0.24%
Net investment income	0.69%	0.13%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$49,346	$67,439	$898,288	$1,124,475	$1,064,804	$662,253

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Heritage Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Heritage Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Heritage Money Market Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Heritage Money Market Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$1,422,365,290	$0	$1,422,365,290

Asset-backed commercial paper	0	1,506,638,951	0	1,506,638,951

Financial company commercial paper	0	1,057,427,531	0	1,057,427,531

Other commercial paper	0	65,049,047	0	65,049,047

Variable rate demand notes	0	769,042,434	0	769,042,434
Other instruments	0	35,288,577	0	35,288,577
Total assets	$0	$4,855,811,830	$0	$4,855,811,830

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadvisers, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2017, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a certain subadvisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is a subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase. Wells Capital Management Singapore, a separately identifiable department of Wells Fargo Bank, N.A. an affiliate of Funds Management and wholly owned subsidiary of Wells Fargo, is also a subadviser to the Fund and is entitled to receive a fee from WellsCap at an annual rate starting at 0.0025% and declining to 0.0005% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Select Class	0.04
Service Class	0.12

Notes to financial statements (unaudited)	Wells Fargo Heritage Money Market Fund	23

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.13% for Select Class shares, and 0.43% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2017, Funds Management voluntarily waived additional class specific expenses to maintain a positive yield.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $92,660,000 and $103,230,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2017.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

24	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Heritage Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“WellsCap”), an affiliate of Funds Management; and (iii) an investment sub-advisory agreement with Wells Fargo Bank, N.A. d/b/a Wells Capital Management Singapore (“WellsCap Singapore”), an affiliate of Funds Management. The sub-advisory agreements with WellsCap and WellsCap Singapore (the “Sub-Advisers”) are collectively referred to as the Sub-Advisory Agreements, and the Management Agreement and the Sub-Advisory Agreements are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Advisers, and a description of Funds Management’s and the Sub-Advisers’ business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Heritage Money Market Fund	29

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes except Service Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Advisers for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Advisers, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as a foreign fund.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Advisers under the Sub-Advisory Agreements was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Advisers from providing services to the fund family as a whole, noting that the Sub-Advisers’ profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund.

30	Wells Fargo Heritage Money Market Fund	Other information (unaudited)

Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Advisers, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Advisers under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Heritage Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305365 09-17 SA304/SAR304 07-17

Semi-Annual Report

July 31, 2017

Institutional Money Market Funds

∎	Wells Fargo Municipal Cash Management Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Municipal Cash Management Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Municipal Cash Management Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Municipal Cash Management Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from regular federal income tax, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

James Randazzo

Jeffrey L. Weaver, CFA®

Average annual total returns (%) as of July 31, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Administrator Class (WUCXX)	7-9-2010	0.63	0.16	0.54	0.38	0.30
Institutional Class (EMMXX)	11-20-1996	0.74	0.19	0.57	0.26	0.20
Service Class (EISXX)	11-25-1996	0.48	0.12	0.46	0.55	0.45

Yield summary (%) as of July 31, 20173

	Administrator Class	Institutional Class	Service Class
7-day current yield	0.64	0.74	0.49
7-day compound yield	0.64	0.74	0.49
30-day simple yield	0.64	0.74	0.49
30-day compound yield	0.64	0.74	0.49

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For floating NAV money market funds: You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	5

Revenue source as of July 31, 2017[4]

Effective maturity distribution as of July 31, 2017[4]

Weighted average maturity as of July 31, 2017[5]
5 days

Weighted average life as of July 31, 2017[6]
5 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, and has not been adjusted to include the higher expenses applicable to Administrator Class shares. If these expenses had been included, returns for Administrator Class shares would be lower. Historical performance shown for all classes of the Fund prior to July 12, 2010, is based on the performance of the Fund’s predecessor, Evergreen Institutional Municipal Money Market Fund.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.53%, 0.65%, and 0.36% for Administrator Class, Institutional Class, and Service Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Municipal Cash Management Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Administrator Class
Actual	$1,000.00	$1,003.34	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Institutional Class
Actual	$1,000.00	$1,003.94	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,002.60	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Municipal Obligations: 78.32%

Alabama: 1.18%

Variable Rate Demand Note ø: 1.18%
Chatom AL IDA Board Gulf Opportunity Zone PowerSouth Energy Cooperative Projects Series 2011 (Utilities Revenue, National Rural Utilities Cooperative Finance Corporation LOC)	0.95%	8-1-2041	$4,500,000	$4,500,000

Arizona: 2.91%

Variable Rate Demand Notes ø: 2.91%
Maricopa County AZ IDA Solid Waste Disposal Ambian Dairy LLC Project Series 2008 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.95	11-1-2033	3,600,000	3,600,000
Maricopa County AZ IDA Solid Waste Disposal Series 2006 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.95	8-1-2026	2,500,000	2,500,000
Pinal County AZ IDA Shamrock Farms Project (Resource Recovery Revenue, Farm Credit Services America LOC)	0.90	8-1-2022	3,700,000	3,700,000
Pinal County AZ IDA Solid Waste Disposal Feenstra Investments LLC Project Series 2002 (Resource Recovery Revenue, Farm Credit Services America LOC)	0.90	8-1-2027	1,250,000	1,250,000

				11,050,000

California: 3.28%

Variable Rate Demand Notes ø: 3.28%
California HFFA Dignity Health Series 2016A RIB Floater Trust Series 2017-004 (Health Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.90	3-1-2042	7,000,000	7,000,000
California PCFA Solid Waste Milk Time Dairy Farms Project (Resource Recovery Revenue, Rabobank LOC)	0.91	11-1-2027	1,400,000	1,400,000
California Tender Option Bond Trust Receipts/Certificates Series ZM0473 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.87	5-15-2024	2,600,000	2,600,000
California Tender Option Bond Trust Receipts/Certificates Series ZM0487 (Airport Revenue, Royal Bank of Canada LIQ) 144A	0.87	5-15-2024	1,470,000	1,470,000

				12,470,000

Colorado: 1.48%

Variable Rate Demand Notes ø: 1.48%
Arapahoe County CO Cottrell Printing Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.97	10-1-2019	945,000	945,000
Colorado HFA Catholic Health Initiatives Series 2008D-2 (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.04	10-1-2037	3,700,000	3,700,000
Town of Hudson CO Series A (Industrial Development Revenue, U.S. Bank NA LOC)	1.30	11-1-2020	990,000	990,000

				5,635,000

Connecticut: 1.32%

Variable Rate Demand Note ø: 1.32%
Connecticut Residual Interest Bond Floater Trust Series 2017-016 (Miscellaneous Revenue, Barclays Bank plc LOC, Barclays Bank plc LIQ) 144A	0.82	6-1-2037	5,000,000	5,000,000

Florida: 3.05%

Variable Rate Demand Notes ø: 3.05%
Florida Tender Option Bond Trust Receipts/Certificates Series 2016 XL0027 (Airport Revenue, AGC Insured, JPMorgan Chase & Company LIQ) 144A	1.02	10-1-2030	7,995,000	7,995,000

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes (continued)
Martin County FL Power & Light Company Project (Industrial Development Revenue Florida Power & Light Company LOC)	0.77%	7-15-2022	$3,600,000	$3,600,000

				11,595,000

Illinois: 6.18%

Variable Rate Demand Notes ø: 6.18%
Chicago IL Education Marine Project Series 1984 (Industrial Development Revenue, FHLB LOC)	1.15	7-1-2023	4,200,000	4,200,000
Chicago IL Enterprise Zone Gardner Gibson Project (Industrial Development Revenue, BMO Harris Bank NA LOC)	0.92	7-1-2033	1,780,000	1,780,000
Chicago IL Series C-2 (Airport Revenue, Bank of Montreal LOC)	0.86	1-1-2035	1,925,000	1,925,000
Lake County IL Multi-Family Housing (Housing Revenue, FHLMC LIQ)	0.94	11-1-2034	5,420,000	5,420,000
Peoria County IL Caterpillar Incorporated Project (Industrial Development Revenue, Caterpillar Incorporated LOC)	1.02	2-1-2030	4,300,000	4,300,000
Southwestern IL Development Authority Health Facacilities Series 2016 Hospital Sisters Services Incorporated JPMorgan Chase PUTTER/DRIVER Trust Series 5014 (Health Revenue, JPMorgan Chase & Company LIQ) 144A	0.80	12-23-2021	5,850,000	5,850,000

				23,475,000

Indiana: 1.96%

Variable Rate Demand Notes ø: 1.96%
Indiana Certificate of Participation Clipper Tax-Exempt Certificate Trust Series 2009-34 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.86	7-1-2023	1,380,000	1,380,000
Jeffersonville IN Economic Development Eagle Steel Products Incorporated Project (Industrial Development Revenue, Bank of America NA LOC)	1.00	12-1-2027	3,225,000	3,225,000
Noblesville IN Greystone Apartments Project Series B (Housing Revenue, FHLB LOC)	0.98	3-1-2041	1,415,000	1,415,000
St. Joseph County IN Midcorr Land Development LLC Project (Industrial Development Revenue, PNC Bank NA LOC)	0.91	10-1-2023	1,430,000	1,430,000

				7,450,000

Iowa: 2.86%

Variable Rate Demand Notes ø: 2.86%
Hills IA Mercy HCFR Hospital Project Series 2008 (Health Revenue, U.S. Bank NA LOC)	0.76	8-1-2035	3,680,000	3,680,000
Iowa Finance Authority Holy Family Catholic Schools (Educational Facilities Revenue, Allied Irish Bank plc LOC) (Education Revenue, U.S. Bank NA LOC)	0.76	3-1-2036	2,100,000	2,100,000
Iowa Finance Authority John Maassen & Sons Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.97	11-1-2035	2,075,000	2,075,000
Iowa Finance Authority Midwestern Disaster Area Project (Industrial Development Revenue, Korea Development Bank LOC)	1.05	4-1-2022	3,000,000	3,000,000

				10,855,000

Kansas: 0.77%

Variable Rate Demand Notes ø: 0.77%
Nemaha County KS Midwest AG Services LLC Project (Industrial Development Revenue, CoBank LOC)	0.90	11-1-2020	1,155,000	1,155,000
Olathe KS Integral Senior Living LLC Project (Industrial Development Revenue, U.S. Bank NA LOC)	0.92	8-1-2027	1,765,000	1,765,000

				2,920,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Kentucky: 1.44%

Variable Rate Demand Notes ø: 1.44%
Jefferson County KY Industrial Building Dant Growth LLC Project Series 2002 (Industrial Development Revenue, Stock Yards Bank & Trust LOC)	0.91%	9-1-2022	$1,450,000	$1,450,000
Louisville & Jefferson Counties KY Regional Airport Authority UPS Worldwide Forwarding Incorporated Series B (Industrial Development Revenue)	0.80	1-1-2029	4,000,000	4,000,000

				5,450,000

Louisiana: 1.05%

Variable Rate Demand Note ø: 1.05%
Louisiana Local Government Environmental Facilities CDA Honeywell International Incorporated Project (Industrial Development Revenue, Honeywell International Incorporated LOC)	0.97	12-1-2036	4,000,000	4,000,000

Massachusetts: 0.11%

Variable Rate Demand Note ø: 0.11%
Massachusetts Industrial Finance Agency Constitution Project (Miscellaneous Revenue, TD Bank NA LOC)	1.08	6-1-2018	400,000	400,000

Michigan: 2.44%

Variable Rate Demand Notes ø: 2.44%
Michigan Housing Development Authority Series A (Housing Revenue, Bank of America NA SPA)	1.00	4-1-2037	6,465,000	6,465,000
Michigan Strategic Fund Limited Obligation Series 1982 (Resource Recovery Revenue, Farm Credit Services America LOC)	1.24	6-1-2024	2,800,000	2,800,000

				9,265,000

Minnesota: 3.18%

Variable Rate Demand Notes ø: 3.18%
Coon Rapids MN Drake Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.93	6-15-2038	2,555,000	2,555,000
Forest Lake MN Kilkenny Court Apartments Project Series 2008 (Housing Revenue, FNMA LOC, FNMA LIQ)	0.91	8-15-2038	750,000	750,000
Mahtomedi MN Briarcliff Manor Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.93	6-15-2038	3,645,000	3,645,000
Minnesota Bond Securitization Trust Certificate Series S-1 Class A (Miscellaneous Revenue, PNC Bank NA LOC)	1.05	2-1-2027	2,290,000	2,290,000
St. Paul MN Housing & RDA Hampden Square Apartments Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.93	6-1-2032	2,840,000	2,840,000

				12,080,000

Mississippi: 3.34%

Variable Rate Demand Notes ø: 3.34%
Mississippi Business Finance Corporation Gulf Opportunity Chevron USA Incorporated Project Series H (Industrial Development Revenue, Chevron Corporation LOC)	0.77	11-1-2035	10,000,000	10,000,000
Mississippi Series A Clipper Tax Exempt Trust Receipts/Certificates Series 2009-60 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.87	11-1-2018	2,700,000	2,700,000

				12,700,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Missouri: 0.37%

Variable Rate Demand Note ø: 0.37%
St. Charles County MO IDA Kuenz Heating & Sheet Metal Series 2001 (Industrial Development Revenue, U.S. Bank NA LOC)	1.00%	4-1-2026	$1,400,000	$1,400,000

New Jersey: 0.55%

Variable Rate Demand Note ø: 0.55%
New Jersey Tender Option Bond Trust Receipts/Certificates Series 2015-XF0015 (Housing Revenue, JPMorgan Chase & Company LIQ) 144A	0.92	4-1-2023	2,095,000	2,095,000

New York: 10.02%

Variable Rate Demand Notes ø: 10.02%
Battery Park City Authority New York Revenue Refunding Series 2013C JPMorgan Chase PUTTER/DRIVER Trust Series 5012 (Miscellaneous Revenue, JPMorgan Chase & Company LOC, JPMorgan Chase & Company LIQ) 144A	0.80	11-1-2019	9,500,000	9,500,000
New York HFA 605 West 42nd Street Series 2014-A (Housing Revenue, Bank of China LOC)	0.82	5-1-2048	9,000,000	9,000,000
New York HFA Manhattan West Residential Housing Revenue Series 2015-A (Housing Revenue, Bank of China LOC)	0.88	11-1-2049	1,500,000	1,500,000
New York Homeowner Mortgage Agency Series 142 (Housing Revenue, Bank of New York Mellon SPA)	0.80	10-1-2037	4,665,000	4,665,000
New York NY Fiscal Series 2004H-1 (GO Revenue, Bank of New York Mellon LOC)	0.76	3-1-2034	2,000,000	2,000,000
New York NY Municipal Water Finance Authority Series B3 (Water & Sewer Revenue, Bank of America NA SPA)	0.72	6-15-2025	3,410,000	3,410,000
New York NY Subordinate Series F-5 (GO Revenue, Barclays Bank plc LIQ)	0.75	6-1-2044	8,000,000	8,000,000

				38,075,000

North Carolina: 0.88%

Variable Rate Demand Notes ø: 0.88%
Charlotte Mecklenburg NC Hospital Authority Carolinas Health Care System Series 2007E (Health Revenue, TD Bank NA LOC, AGM Insured)	0.74	1-15-2044	1,700,000	1,700,000
Rockingham County NC Industrial Facilities & PCFA Innofa USA Project Series 2007 (Industrial Development Revenue, Branch Banking & Trust LOC)	0.88	1-1-2027	1,650,000	1,650,000

				3,350,000

North Dakota: 0.30%

Variable Rate Demand Note ø: 0.30%
Mandan ND IDA Cloverdale Foods Company Project (Industrial Development Revenue, BNC National Bank LOC)	1.02	12-1-2022	1,155,000	1,155,000

Ohio: 3.44%

Variable Rate Demand Notes ø: 3.44%
Columbus OH Regional Airport Authority Flightsafety International Incorporated Project Series A (Airport Revenue, Berkshire Hathaway, Incorporated LOC)	0.83	4-1-2035	3,000,000	3,000,000
Montgomery County OH Catholic Health Initiatives Series A (Health Revenue, Morgan Stanley Bank LIQ) 144A	1.04	5-1-2034	5,600,000	5,600,000
Ohio HFA Residential Mortgage (Housing Revenue, GNMA/FNMA/FHLMC Insured, JPMorgan Chase & Company SPA)	0.84	9-1-2046	4,480,000	4,480,000

				13,080,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Oklahoma: 2.25%

Variable Rate Demand Notes ø: 2.25%
Oklahoma Development Finance Authority Industrial Development Tracker Marine Project (Miscellaneous Revenue, Bank of America NA LOC)	1.06%	3-1-2018	$150,000	$150,000
Oklahoma Turnpike Authority Second Senior Series B (Transportation Revenue, Royal Bank of Canada SPA)	0.71	1-1-2028	8,400,000	8,400,000

				8,550,000

Other: 3.18%

Variable Rate Demand Notes ø: 3.18%
Clipper Tax-Exempt Certificate Trust Series 2009-54 (Miscellaneous Revenue, State Street Bank & Trust Company LIQ)	0.87	2-15-2028	7,000,000	7,000,000
FHLMC MFHR Series M031 Class A (Housing Revenue, FHLMC LIQ)	0.90	12-15-2045	2,415,000	2,415,000
FHLMC MFHR Series M033 Class A (Housing Revenue, FHLMC LIQ)	0.90	3-15-2049	2,665,000	2,665,000

				12,080,000

Pennsylvania: 1.28%

Variable Rate Demand Notes ø: 1.28%
Pennsylvania EDFA Series D-7 (Industrial Development Revenue, PNC Bank NA LOC)	0.91	8-1-2022	600,000	600,000
Pennsylvania EDFA Series G-10 (Miscellaneous Revenue, PNC Bank NA LOC)	0.91	12-1-2025	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Series 2016-ZF0281 (Housing Revenue, TD Bank NA LIQ) 144A	0.88	4-1-2029	2,260,000	2,260,000

				4,860,000

South Dakota: 0.42%

Variable Rate Demand Note ø: 0.42%
Grant County SD Mill Valley LLC Project (Industrial Development Revenue, Farm Credit Services America LOC)	0.90	7-1-2037	1,600,000	1,600,000

Tennessee: 2.17%

Variable Rate Demand Notes ø: 2.17%
Clarksville TN Public Building Authority Tennessee Municipal Building Fund (Miscellaneous Revenue, Bank of America NA LOC)	0.79	2-1-2038	4,550,000	4,550,000
Clarksville TN Public Building Authority Tennessee Municipal Building Fund Series 2004 (Miscellaneous Revenue, Bank of America NA LOC)	0.79	7-1-2034	3,675,000	3,675,000

				8,225,000

Texas: 9.53%

Variable Rate Demand Notes ø: 9.53%
Brazos Harbor TX Industrial Development Corporation (Industrial Development Revenue, BASF SE LOC)	1.03	10-1-2036	5,000,000	5,000,000
Brazos River Harbor TX Naval District BASF Corporation Project (Industrial Development Revenue, BASF SE LOC)	1.03	5-1-2036	4,000,000	4,000,000
Dallam County TX Industrial Development Corporation Dalhart Jersey Ranch Incorporated Series 2008 (Resource Recovery Revenue, CoBank ACB LOC)	0.97	8-1-2039	1,700,000	1,700,000
Dickinson TX Independent School District Unlimited Tax School House Refunding Bonds Series 2000 (GO Revenue, Societe Generale LIQ)	0.82	2-15-2028	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Municipal Cash Management Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes (continued)
Lower Neches Valley TX Authority Industrial Development Corporation ExxonMobil Project Series 2010 (Industrial Development Revenue, Exxon Mobil Corporation LOC)	0.73%	11-1-2038	$10,500,000	$10,500,000
Port Arthur TX Navigation District Jefferson County Total Petrochemicals USA Incorporated Project Series 2003-C (Industrial Development Revenue, Total SA LOC)	0.88	4-1-2027	3,000,000	3,000,000
Port Corpus Christi TX Flint Hills Resources Project Series A (Resource Recovery Revenue, Flint Hills Resources LLC LOC)	1.00	4-1-2028	7,000,000	7,000,000

				36,200,000

Virginia: 0.42%

Variable Rate Demand Note ø: 0.42%
Chesterfield County VA IDA Super Radiator Coils Project Series A (Industrial Development Revenue, Marshall & Ilsley Bank LOC)	0.87	4-1-2026	1,600,000	1,600,000

Washington: 1.69%

Variable Rate Demand Notes ø: 1.69%
Washington Finance Authority Smith Brothers Farms Incorporated Series 2001 (Industrial Development Revenue, Northwest Farm Credit LOC)	1.97	9-1-2021	3,300,000	3,300,000
Washington Housing Finance Commission Whisperwood Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	0.95	5-15-2035	1,590,000	1,590,000
Yakima County WA Solid Waste Disposal George Deruyter & Son Project Series 2006 (Resource Recovery Revenue, Northwest Farm Credit LOC)	0.97	8-1-2026	1,510,000	1,510,000

				6,400,000

West Virginia: 0.71%

Variable Rate Demand Note ø: 0.71%
West Virginia EDA Collins Hardwood Company LLC (Industrial Development Revenue, American AgCredit LOC)	0.90	10-1-2031	2,700,000	2,700,000

Wisconsin: 4.56%

Variable Rate Demand Notes ø: 4.56%
Appleton WI Recovery Zone Facilities Foremost Farms Project Series 2010 (Industrial Development Revenue, CoBank LOC)	1.10	5-1-2037	14,800,000	14,800,000
Manitowoc WI CDA Regency House Project (Housing Revenue, Bank First National LOC)	1.01	11-1-2020	1,015,000	1,015,000
Sheboygan WI Vortex Liquid Color Project (Industrial Development Revenue, Bank First National LOC)	1.01	11-1-2020	800,000	800,000
Two Rivers WI Riverside Foods Incorporated Project (Industrial Development Revenue, Bank First National LOC)	1.05	12-1-2022	720,000	720,000

				17,335,000

Total Municipal Obligations (Cost $297,549,841)				297,550,000

Other: 4.40%
Nuveen California Dividend Advantage Municipal Fund Variable Rate Demand Preferred Shares Series 3 (Deutsche Bank LIQ) 144A§±	0.94	3-1-2040	3,000,000	3,000,000
Nuveen Quality Municipal Income Fund Variable Rate Demand Preferred Shares Series 1-2118 144A§±	1.02	5-1-2041	5,000,000	5,000,000
Western Asset Intermediate Municipal Fund Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	1.07	2-25-2045	5,000,000	5,000,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Other (continued)
Western Asset Municipal Partners Incorporated Variable Rate Demand Preferred Shares Series 1 (Citibank NA LIQ) 144A§±	1.07%	3-11-2045	$3,700,000	$3,700,000

Total Other (Cost $16,700,000)				16,700,000

Repurchase Agreements: 6.58%
Merrill Lynch Pierce Fenner & Smith, dated 7-31-2017, maturity value $25,000,722 ^^	1.04	8-1-2017	25,000,000	25,000,000

Total Repurchase Agreements (Cost $25,000,000)				25,000,000

Total investments in securities (Cost $339,249,841) *	89.30%	339,250,000
Other assets and liabilities, net	10.70	40,658,609

Total net assets	100.00%	$379,908,609

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

§	The security is subject to a demand feature which reduces the effective maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

^^	Collateralized by U.S. government securities, 2.00%, 12-15-2025, fair value including accrued interest is $25,500,007.

*	Cost for federal income tax purposes is $339,249,841 and unrealized gains (losses) consists of:

Gross unrealized gains	$159
Gross unrealized losses	0

Net unrealized gains	$159

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Municipal Cash Management Money Market Fund	Statement of assets and liabilities—July 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $339,249,841)	$339,250,000
Cash	138,871
Receivable for investments sold	40,595,854
Receivable for interest	406,816
Prepaid expenses and other assets	83,920

Total assets	380,475,461

Liabilities
Dividends payable	5,114
Payable for investments purchased	332,679
Management fee payable	25,071
Administration fees payable	29,329
Trustees’ fees and expenses payable	108,903
Accrued expenses and other liabilities	65,756

Total liabilities	566,852

Total net assets	$379,908,609

NET ASSETS CONSIST OF
Paid-in capital	$379,789,447
Overdistributed net investment income	(75,241)
Accumulated net realized gains on investments	194,244
Net unrealized gains on investments	159

Total net assets	$379,908,609

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Administrator Class	$3,233,949
Shares outstanding – Administrator Class[1]	3,230,735
Net asset value per share – Administrator Class	$1.0010
Net assets – Institutional Class	$355,159,996
Shares outstanding – Institutional Class[1]	354,784,920
Net asset value per share – Institutional Class	$1.0011
Net assets – Service Class	$21,514,664
Shares outstanding – Service Class[1]	21,493,145
Net asset value per share – Service Class	$1.0010

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2017 (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	15

Investment income
Interest	$1,466,954

Expenses
Management fee	252,830
Administration fees
Administrator Class	1,600
Institutional Class	124,742
Service Class	13,230
Shareholder servicing fees
Administrator Class	1,600
Service Class	27,562
Custody and accounting fees	11,412
Professional fees	19,397
Registration fees	39,326
Shareholder report expenses	6,996
Trustees’ fees and expenses	10,428
Other fees and expenses	11,372

Total expenses	520,495
Less: Fee waivers and/or expense reimbursements	(154,227)

Net expenses	366,268

Net investment income	1,100,686

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	193,167
Net change in unrealized gains (losses) on investments	(16)

Net realized and unrealized gains (losses) on investments	193,151

Net increase in net assets resulting from operations	$1,293,837

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Municipal Cash Management Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$1,100,686		$1,828,715
Net realized gains on investments		193,167		166,954
Net change in unrealized gains (losses) on investments		(16)		175

Net increase in net assets resulting from operations		1,293,837		1,995,844

Distributions to shareholders from
Net investment income
Administrator Class		(9,163)		(7,355)
Institutional Class		(1,045,406)		(1,705,732)
Service Class		(46,278)		(50,688)
Net realized gains
Administrator Class		0		(1,354)
Institutional Class		0		(200,959)
Service Class		0		(13,947)

Total distributions to shareholders		(1,100,847)		(1,980,035)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Administrator Class	0	0	2,105,087	2,105,101
Institutional Class	3,113,802,610	3,115,774,613	9,480,282,067	9,481,711,234
Service Class	2,453,556	2,454,899	331,085,947	331,086,245

		3,118,229,512		9,814,902,580

Reinvestment of distributions
Administrator Class	9,158	9,163	8,721	8,709
Institutional Class	1,021,464	1,022,200	1,177,361	1,177,809
Service Class	28,557	28,576	40,681	40,692

		1,059,939		1,227,210

Payment for shares redeemed
Administrator Class	0	0	(2,429,155)	(2,429,170)
Institutional Class	(3,022,407,609)	(3,024,328,354)	(10,172,020,238)	(10,173,420,410)
Service Class	(4,938,910)	(4,941,607)	(415,655,259)	(415,657,336)

		(3,029,269,961)		(10,591,506,916)

Net increase (decrease) in net assets resulting from capital share transactions		90,019,490		(775,377,126)

Total increase (decrease) in net assets		90,212,480		(775,361,317)

Net assets
Beginning of period		289,696,129		1,065,057,446

End of period		$379,908,609		$289,696,129

Overdistributed net investment income		$(75,241)		$(75,080)

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	17

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0028	0.0031	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0007	0.0008	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0035	0.0039	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0030)	(0.0030)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0030)	(0.0034)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0010	$1.0005	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.33%	0.35%	0.02%	0.02%	0.04%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.39%	0.37%	0.37%	0.36%	0.36%
Net expenses	0.30%	0.27%	0.10%	0.11%	0.15%	0.22%
Net investment income	0.57%	0.29%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$3,234	$3,223	$3,537	$3,536	$3,536	$3,534

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Municipal Cash Management Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0035	0.0035	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	0.0012	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0036	0.0047	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0030)	(0.0038)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0030)	(0.0042)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0011	$1.0005	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.39%	0.44%	0.02%	0.02%	0.04%	0.08%
Ratios to average net assets (annualized)
Gross expenses	0.29%	0.26%	0.25%	0.25%	0.24%	0.24%
Net expenses	0.20%	0.18%	0.10%	0.11%	0.15%	0.19%
Net investment income	0.67%	0.27%	0.01%	0.01%	0.01%	0.04%
Supplemental data
Net assets, end of period (000s omitted)	$355,160	$262,511	$953,036	$1,008,667	$1,104,686	$1,566,716

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Municipal Cash Management Money Market Fund	19

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016[1]	2015[1]	2014[1]	2013[1]
Net asset value, beginning of period	$1.0005	$1.0000	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0024	0.0037	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Net realized and unrealized gains (losses) on investments	0.0001	(0.0010)	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.0025	0.0027	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.0020)	(0.0018)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.0000	(0.0004)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.0020)	(0.0022)	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.0010	$1.0005	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.26%	0.23%	0.02%	0.02%	0.04%	0.05%
Ratios to average net assets (annualized)
Gross expenses	0.58%	0.49%	0.48%	0.47%	0.48%	0.48%
Net expenses	0.45%	0.35%	0.10%	0.11%	0.15%	0.22%
Net investment income	0.42%	0.09%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$21,515	$23,962	$108,484	$140,465	$175,358	$140,313

[1]	The presentation of prior year amounts reflect the Fund transacting shares at a fixed NAV rounded to two decimal places. Beginning October 11, 2016, the Fund began selling and redeeming shares of the Fund at a floating NAV rounded to the fourth decimal place.

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	21

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

22	Wells Fargo Municipal Cash Management Money Market Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Municipal obligations	$0	$297,550,000	$0	$297,550,000

Other	0	16,700,000	0	16,700,000
Repurchase agreements	0	25,000,000	0	25,000,000
Total assets	$0	$339,250,000	$0	$339,250,000

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2017, the management fee was equivalent to an annual rate of 0.15% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Administrator Class	0.10%
Institutional Class	0.08
Service Class	0.12

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.30% for Administrator Class shares, 0.20% for Institutional Class shares and 0.45% for Service Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Notes to financial statements (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	23

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents. Administrator Class and Service Class of the Fund are charged a fee at an annual rate of 0.10% and 0.25%, respectively, of their average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund had $405,310,000 and $423,650,000 in interfund purchases and sales, respectively, during the six months ended July 31, 2017.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

24	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	25

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

26	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	27

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

28	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Municipal Cash Management Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Other information (unaudited)	Wells Fargo Municipal Cash Management Money Market Fund	29

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was higher than the average performance of the Universe for the all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except Institutional Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as a short-term investment portfolio.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund.

30	Wells Fargo Municipal Cash Management Money Market Fund	Other information (unaudited)

Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Municipal Cash Management Money Market Fund	31

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305366 09-17 SA307/SAR307 07-17

Semi-Annual Report

July 31, 2017

Government Money Market Funds

∎	Wells Fargo Government Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Government Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Government Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Government Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Government Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFGXX)	11-8-1999	0.11	0.03	0.37	0.61	0.61
Administrator Class (WGAXX)	7-31-2003	0.32	0.08	0.44	0.34	0.34
Institutional Class (GVIXX)	7-28-2003	0.46	0.12	0.49	0.22	0.20
Select Class (WFFXX)	6-30-2015	0.52	0.14	0.51	0.18	0.16
Service Class (NWGXX)	11-16-1987	0.17	0.04	0.40	0.51	0.50
Sweep Class	6-30-2010	0.05	0.02	0.39	0.77	0.77

Yield summary (%) as of July 31, 20173

	Class A	Administrator Class	Institutional Class	Select Class	Service Class	Sweep Class
7-day current yield	0.42	0.69	0.83	0.89	0.53	0.27
7-day compound yield	0.43	0.70	0.84	0.90	0.53	0.27
30-day simple yield	0.41	0.68	0.82	0.88	0.52	0.25
30-day compound yield	0.41	0.68	0.82	0.88	0.52	0.25

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Government Money Market Fund	5

Portfolio composition as of July 31, 2017[4]

Effective maturity distribution as of July 31, 2017[4]

Weighted average maturity as of July 31, 2017[5]
32 days

Weighted average life as of July 31, 2017[6]
84 days

[1]	Historical performance shown for the Select Class shares prior to their inception reflects the performance of the Institutional Class, and includes the higher expenses applicable to Institutional Class shares. If these expenses had not been included, returns for Select Class shares would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been included, returns for Sweep Class shares would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.16% for Select Class, 0.50% for Service Class, and 0.79% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.42%, 0.69%, 0.81%, 0.85%, 0.52%, and 0.27% for Class A, Administrator Class, Institutional Class, Select Class, Service Class, and Sweep Class respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Government Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.06	$3.03	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06	0.61%
Administrator Class
Actual	$1,000.00	$1,002.40	$1.69	0.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.11	$1.71	0.34%
Institutional Class
Actual	$1,000.00	$1,003.08	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Select Class
Actual	$1,000.00	$1,003.38	$0.70	0.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.10	$0.70	0.14%
Service Class
Actual	$1,000.00	$1,001.59	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Sweep Class
Actual	$1,000.00	$1,000.46	$3.62	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt: 45.20%
FFCB ±%%	0.00%	8-1-2019	$100,000,000	$100,000,000
FFCB (z)	0.67	8-21-2017	49,000,000	48,981,761
FFCB (z)	0.69	8-16-2017	50,000,000	49,985,625
FFCB (z)	0.82	9-11-2017	50,000,000	49,953,875
FFCB (z)	0.86	10-30-2017	50,000,000	49,893,750
FFCB (z)	0.91	10-12-2017	50,000,000	49,910,000
FFCB ±	0.97	1-11-2018	150,000,000	150,000,000
FFCB (z)	0.97	12-12-2017	88,000,000	87,687,893
FFCB	1.00	9-25-2017	15,000,000	15,000,055
FFCB (z)	1.01	12-5-2017	27,000,000	26,905,500
FFCB (z)	1.03	11-9-2017	25,000,000	24,929,167
FFCB ±	1.03	11-14-2018	27,550,000	27,551,150
FFCB (z)	1.07	12-6-2017	15,000,000	14,943,908
FFCB (z)	1.09	12-27-2017	25,000,000	24,889,000
FFCB (z)	1.10	2-20-2018	20,000,000	19,877,072
FFCB (z)	1.11	1-12-2018	25,000,000	24,874,722
FFCB	1.13	9-22-2017	10,000,000	10,003,587
FFCB	1.13	1-16-2018	15,000,000	14,997,550
FFCB (z)	1.13	1-25-2018	15,000,000	14,917,400
FFCB ±	1.13	5-25-2018	50,000,000	49,998,445
FFCB	1.15	10-10-2017	5,000,000	5,001,475
FFCB (z)	1.17	1-10-2018	20,000,000	19,895,600
FFCB (z)	1.19	3-7-2018	16,000,000	15,885,671
FFCB (z)	1.19	3-8-2018	20,000,000	19,856,433
FFCB (z)	1.19	3-9-2018	70,000,000	69,495,222
FFCB ±	1.20	10-30-2017	25,000,000	24,999,813
FFCB ±	1.20	9-11-2017	175,000,000	174,999,602
FFCB ±	1.21	4-16-2018	68,000,000	67,999,188
FFCB ±	1.22	6-1-2018	25,000,000	24,999,132
FFCB ±	1.22	8-25-2017	200,000,000	199,998,684
FFCB ±	1.22	9-25-2017	80,000,000	79,997,965
FFCB ±	1.22	10-10-2017	100,000,000	99,991,737
FFCB ±	1.22	7-10-2018	200,000,000	199,980,787
FFCB ±	1.24	10-3-2018	75,000,000	75,004,744
FFCB ±	1.24	11-27-2017	5,120,000	5,119,671
FFCB ±	1.25	8-22-2018	250,000,000	249,988,890
FFCB ±	1.26	3-22-2018	21,115,000	21,123,994
FFCB ±	1.26	12-8-2017	35,000,000	34,995,641
FFCB ±	1.26	2-26-2018	137,735,000	137,646,031
FFCB ±	1.27	9-15-2017	150,000,000	149,998,361
FFCB ±	1.27	4-9-2018	9,505,000	9,504,715
FFCB ±	1.27	4-23-2018	100,000,000	100,015,000
FFCB ±	1.27	4-9-2018	25,000,000	25,004,586
FFCB ±	1.28	4-16-2018	7,830,000	7,833,827
FFCB ±	1.28	11-15-2018	250,000,000	249,993,507
FFCB ±	1.28	1-3-2019	50,000,000	50,000,000
FFCB ±	1.29	1-8-2019	125,000,000	125,000,000
FFCB ±	1.30	11-29-2018	100,000,000	99,993,310
FFCB ±	1.30	2-16-2018	150,000,000	149,998,351
FFCB ±	1.32	10-11-2018	375,000,000	374,976,618

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FFCB ±	1.32%	9-19-2018	$300,000,000	$299,989,724
FFCB ±	1.32	10-19-2018	150,000,000	150,000,000
FFCB ±	1.32	10-3-2018	249,000,000	248,983,379
FFCB ±	1.32	1-29-2018	150,000,000	149,989,375
FFCB ±	1.33	9-6-2018	175,000,000	175,000,000
FFCB ±	1.34	5-4-2018	250,000,000	249,994,385
FFCB ±	1.35	6-20-2018	150,000,000	150,000,000
FFCB ±	1.35	12-4-2017	100,000,000	100,000,000
FFCB ±	1.36	7-19-2018	165,000,000	165,270,013
FFCB ±	1.37	8-1-2018	69,000,000	69,003,522
FFCB ±	1.39	3-26-2018	20,220,000	20,236,139
FFCB ±	1.41	8-8-2018	40,000,000	40,020,635
FHLB (z)	0.66	11-27-2017	500,000,000	498,197,222
FHLB (z)	0.74	8-16-2017	200,000,000	199,938,375
FHLB (z)	0.75	8-30-2017	75,000,000	74,954,889
FHLB	0.75	9-8-2017	82,860,000	82,853,400
FHLB	0.75	11-16-2017	72,050,000	72,022,545
FHLB (z)	0.76	8-1-2017	175,000,000	175,000,000
FHLB ±	0.77	8-3-2017	470,000,000	469,998,826
FHLB (z)	0.78	8-2-2017	328,550,000	328,542,934
FHLB (z)	0.78	8-4-2017	490,000,000	489,968,114
FHLB ±	0.79	11-24-2017	250,000,000	250,000,000
FHLB ±	0.80	2-9-2018	200,000,000	200,000,000
FHLB ±	0.80	2-9-2018	100,000,000	100,002,604
FHLB ±	0.80	2-15-2018	150,000,000	149,997,713
FHLB ±	0.83	5-11-2018	150,000,000	150,000,000
FHLB ±	0.83	5-14-2018	141,900,000	141,825,381
FHLB ±	0.83	5-15-2018	100,000,000	99,998,156
FHLB ±	0.83	5-15-2018	150,000,000	150,000,000
FHLB (z)	0.87	8-23-2017	150,000,000	149,920,708
FHLB (z)	0.87	8-25-2017	257,100,000	256,951,728
FHLB	0.88	3-19-2018	100,000,000	99,918,306
FHLB (z)	0.88	8-11-2017	300,000,000	299,927,222
FHLB ±	0.89	3-7-2018	100,000,000	100,000,000
FHLB (z)	0.90	8-9-2017	265,000,000	264,947,000
FHLB ±	0.90	11-3-2017	200,000,000	200,000,000
FHLB ±	0.91	8-18-2017	100,000,000	100,000,000
FHLB (z)	0.92	10-18-2017	678,000,000	676,657,491
FHLB (z)	0.93	10-6-2017	50,000,000	49,914,750
FHLB (z)	0.94	9-20-2017	243,750,000	243,433,290
FHLB (z)	0.94	9-18-2017	150,000,000	149,812,000
FHLB ±	0.95	10-10-2017	400,000,000	400,000,000
FHLB	0.95	8-15-2017	10,000,000	10,000,944
FHLB ±	0.95	2-16-2018	75,000,000	75,000,000
FHLB (z)	0.96	9-21-2017	100,000,000	99,864,000
FHLB (z)	0.97	9-5-2017	118,000,000	117,889,594
FHLB ±	0.97	12-22-2017	250,000,000	250,000,000
FHLB (z)	0.97	9-8-2017	75,000,000	74,923,208
FHLB (z)	0.97	9-11-2017	100,000,000	99,889,528
FHLB ±	0.98	11-2-2018	91,400,000	91,358,794

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund	9

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB (z)	0.98%	8-10-2017	$100,000,000	$99,975,500
FHLB ±	0.98	9-6-2017	100,000,000	100,000,000
FHLB (z)	0.99	10-30-2017	100,000,000	99,755,000
FHLB (z)	0.99	11-6-2017	20,000,000	19,947,189
FHLB (z)	1.00	10-26-2017	50,000,000	49,881,153
FHLB	1.00	12-19-2017	161,000,000	161,071,553
FHLB (z)	1.00	9-15-2017	150,000,000	149,812,813
FHLB (z)	1.00	11-1-2017	121,500,000	121,189,683
FHLB (z)	1.01	12-4-2017	100,000,000	99,652,778
FHLB (z)	1.01	9-6-2017	50,000,000	49,949,550
FHLB (z)	1.02	10-3-2017	150,000,000	149,734,438
FHLB ±	1.02	10-25-2017	100,000,000	99,994,816
FHLB ±	1.02	3-8-2018	85,000,000	85,046,539
FHLB ±	1.02	4-12-2018	150,000,000	150,000,000
FHLB (z)	1.03	9-22-2017	184,800,000	184,526,393
FHLB ±	1.03	1-19-2018	200,000,000	200,000,000
FHLB (z)	1.03	10-13-2017	224,950,000	224,481,021
FHLB (z)	1.03	8-29-2017	100,000,000	99,919,889
FHLB ±	1.04	12-14-2017	150,000,000	150,000,000
FHLB ±	1.04	2-26-2018	50,000,000	50,000,000
FHLB ±	1.04	2-8-2018	25,000,000	25,022,142
FHLB ±	1.04	3-1-2018	100,000,000	100,029,965
FHLB (z)	1.04	1-25-2018	75,000,000	74,620,188
FHLB (z)	1.04	9-13-2017	73,000,000	72,909,405
FHLB ±	1.04	6-1-2018	70,000,000	70,000,000
FHLB ±	1.04	6-1-2018	335,000,000	334,998,566
FHLB (z)	1.04	9-25-2017	100,000,000	99,841,111
FHLB (z)	1.05	10-25-2017	221,000,000	220,455,380
FHLB (z)	1.05	9-26-2017	150,000,000	149,755,000
FHLB ±	1.05	1-10-2018	200,000,000	200,000,000
FHLB (z)	1.06	10-11-2017	100,000,000	99,792,128
FHLB (z)	1.06	10-20-2017	450,000,000	448,946,667
FHLB ±	1.06	12-18-2017	100,000,000	100,000,000
FHLB ±	1.06	2-5-2018	30,000,000	30,000,000
FHLB ±	1.06	6-12-2018	250,000,000	249,989,126
FHLB (z)	1.06	9-28-2017	100,000,000	99,829,222
FHLB (z)	1.06	9-29-2017	100,000,000	99,826,278
FHLB (z)	1.06	11-10-2017	175,000,000	174,480,272
FHLB ±	1.06	2-8-2018	100,000,000	100,000,000
FHLB ±	1.07	1-25-2018	100,000,000	100,000,000
FHLB ±	1.07	1-25-2018	200,000,000	200,000,000
FHLB (z)	1.07	10-4-2017	100,000,000	99,809,778
FHLB ±	1.08	12-22-2017	100,000,000	100,000,000
FHLB ±	1.08	1-19-2018	100,000,000	100,000,000
FHLB (z)	1.08	11-8-2017	158,750,000	158,280,988
FHLB (z)	1.08	11-22-2017	50,000,000	49,831,599
FHLB ±	1.08	12-29-2017	150,000,000	150,000,000
FHLB ±	1.08	4-17-2018	100,000,000	100,000,000
FHLB (z)	1.08	10-12-2017	200,000,000	199,569,000
FHLB ±	1.08	4-13-2018	125,000,000	125,000,000

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLB ±	1.08%	4-13-2018	$200,000,000	$199,982,862
FHLB ±	1.09	4-6-2018	100,000,000	100,000,000
FHLB ±	1.09	7-6-2018	100,000,000	100,000,000
FHLB ±	1.09	11-6-2017	14,400,000	14,399,830
FHLB ±	1.10	11-10-2017	100,000,000	100,000,000
FHLB (z)	1.10	11-9-2017	100,000,000	99,695,833
FHLB (z)	1.10	11-17-2017	150,000,000	149,507,250
FHLB ±	1.10	10-26-2018	200,000,000	200,000,000
FHLB ±	1.10	1-18-2019	300,000,000	300,018,571
FHLB ±	1.11	6-28-2018	100,000,000	100,000,000
FHLB ±	1.12	8-25-2017	21,000,000	20,998,985
FHLB	1.13	12-8-2017	28,580,000	28,597,933
FHLB (z)	1.13	12-8-2017	50,000,000	49,798,975
FHLB ±	1.13	12-21-2018	100,000,000	100,000,000
FHLB ±	1.13	1-14-2019	100,000,000	100,000,228
FHLB ±	1.14	8-1-2017	50,000,000	50,000,000
FHLB ±	1.14	8-9-2017	62,270,000	62,274,107
FHLB ±	1.14	8-21-2017	66,200,000	66,210,770
FHLB (z)	1.14	1-26-2018	150,000,000	149,156,724
FHLB ±	1.15	1-22-2019	100,000,000	100,000,000
FHLB ±	1.16	12-7-2017	100,000,000	100,000,000
FHLB ±	1.16	11-22-2017	64,500,000	64,499,027
FHLB ±	1.16	1-24-2019	100,000,000	100,000,000
FHLB ±	1.17	8-28-2017	21,000,000	21,004,505
FHLB ±	1.17	7-12-2018	200,000,000	200,048,738
FHLB ±	1.18	10-5-2018	50,000,000	49,998,999
FHLB ±	1.18	9-1-2017	25,000,000	25,006,271
FHLB ±	1.20	8-17-2017	150,000,000	150,000,000
FHLB ±	1.20	3-8-2018	100,000,000	99,999,211
FHLB ±	1.20	9-11-2017	25,000,000	24,999,859
FHLB ±	1.21	9-11-2017	70,500,000	70,499,129
FHLB ±	1.22	6-25-2018	70,000,000	69,975,123
FHLB ±	1.24	8-22-2017	100,000,000	100,000,000
FHLB ±	1.24	10-27-2017	50,000,000	49,999,153
FHLB ±	1.24	10-25-2017	80,000,000	80,000,000
FHLB	5.00	11-17-2017	72,935,000	73,809,933
FHLMC	0.75	1-12-2018	457,046,000	456,512,749
FHLMC (z)	0.80	8-2-2017	150,000,000	149,996,667
FHLMC (z)	0.83	8-4-2017	100,000,000	99,993,083
FHLMC (z)	0.85	8-24-2017	50,000,000	49,972,847
FHLMC (z)	0.89	9-15-2017	50,000,000	49,944,438
FHLMC	0.90	9-15-2017	35,000,000	35,008,120
FHLMC (z)	0.95	9-19-2017	100,000,000	99,870,694
FHLMC (z)	0.98	10-3-2017	100,000,000	99,828,500
FHLMC (z)	0.99	10-10-2017	50,000,000	49,903,750
FHLMC (z)	0.99	10-11-2017	200,000,000	199,609,500
FHLMC	1.00	9-27-2017	50,237,000	50,243,858
FHLMC	1.00	9-29-2017	12,520,000	12,521,195
FHLMC	1.00	12-15-2017	155,900,000	155,968,972
FHLMC (z)	1.02	11-2-2017	70,000,000	69,816,454

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund	11

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
FHLMC (z)	1.04%	11-10-2017	$50,000,000	$49,854,672
FHLMC (z)	1.08	11-3-2017	300,000,000	299,154,000
FHLMC (z)	1.11	12-6-2017	40,000,000	39,844,778
FHLMC (z)	1.15	12-26-2017	150,000,000	149,301,750
FHLMC ±	1.20	12-21-2017	50,000,000	50,000,000
FHLMC ±	1.27	1-8-2018	150,000,000	150,000,000
FHLMC	5.13	11-17-2017	26,526,000	26,849,244
FHMLC	0.75	4-9-2018	200,000,000	199,321,826
FNMA	0.88	8-28-2017	70,121,000	70,125,466
FNMA	0.88	10-26-2017	115,628,000	115,600,545
FNMA	0.88	12-20-2017	319,918,000	319,838,253
FNMA	0.88	2-8-2018	10,000,000	9,980,900
FNMA	1.00	9-20-2017	10,700,000	10,701,862
FNMA	1.00	9-27-2017	103,510,000	103,528,731
FNMA	1.05	9-5-2017	13,610,000	13,613,094
FNMA (z)	1.06	10-23-2017	300,000,000	299,266,834
FNMA ±	1.23	3-21-2018	150,000,000	150,003,910
FNMA ±	1.23	9-8-2017	100,000,000	99,998,948
FNMA ±	1.24	10-5-2017	130,000,000	129,996,465
FNMA ±	1.28	1-11-2018	175,000,000	175,000,000
Overseas Private Investment Corporation ±%%§	0.00	1-15-2040	12,000,000	12,000,000
Overseas Private Investment Corporation ±§	1.10	10-15-2032	25,182,051	25,182,051
Overseas Private Investment Corporation ±§	1.10	6-15-2034	20,213,248	20,213,248
Overseas Private Investment Corporation ±§	1.13	6-28-2028	36,096,000	36,096,000
Overseas Private Investment Corporation ±§	1.15	8-15-2019	18,000,000	18,000,001
Overseas Private Investment Corporation ±§	1.15	11-15-2022	21,700,000	21,700,000
Overseas Private Investment Corporation ±§	1.15	11-15-2023	10,000,000	10,000,000
Overseas Private Investment Corporation ±§	1.15	10-15-2033	14,965,000	14,965,000
Overseas Private Investment Corporation ±§	1.15	10-15-2039	15,000,000	15,000,000
Overseas Private Investment Corporation ±§	1.15	7-7-2040	37,100,000	37,100,000
Overseas Private Investment Corporation ±§	1.22	12-15-2019	27,720,000	27,720,000
Overseas Private Investment Corporation ±§	1.22	7-9-2026	84,541,500	84,541,500
Overseas Private Investment Corporation ±§	1.22	1-15-2030	18,867,925	18,867,925
Overseas Private Investment Corporation ±§	1.22	9-2-2031	20,585,000	20,585,000
Overseas Private Investment Corporation ±§	1.22	9-30-2031	11,871,960	11,871,960
Overseas Private Investment Corporation ±§	1.22	5-15-2033	4,869,944	4,869,944
Overseas Private Investment Corporation ±§	1.24	4-30-2026	23,500,000	23,500,000
Overseas Private Investment Corporation ±§	1.24	1-20-2035	22,400,000	22,400,000
Overseas Private Investment Corporation ±§	1.24	4-20-2035	17,500,000	17,500,000
Overseas Private Investment Corporation Series 1 ±§	1.22	9-30-2031	4,674,000	4,674,000
Overseas Private Investment Corporation Series 1 ±§	1.24	8-15-2026	17,232,266	17,232,266
Overseas Private Investment Corporation Series 2 ±§	1.15	10-10-2025	7,960,770	7,960,770
Overseas Private Investment Corporation Series 2 ±§	1.22	9-30-2031	10,937,160	10,937,160
Overseas Private Investment Corporation Series 3 ±§	1.15	10-10-2025	10,349,001	10,349,001
Overseas Private Investment Corporation Series 3 ±§	1.22	7-15-2026	6,096,420	6,096,420
Overseas Private Investment Corporation Series 4 ±§	1.10	11-15-2033	26,803,419	26,803,419
Overseas Private Investment Corporation Series 4 ±§	1.22	9-30-2031	6,356,640	6,356,640
Overseas Private Investment Corporation Series 5 ±§	1.22	9-30-2031	6,543,600	6,543,600
Overseas Private Investment Corporation Series 6 ±§	1.22	9-30-2031	6,543,600	6,543,600
Overseas Private Investment Corporation Series 7 ±§	1.22	9-30-2031	3,739,200	3,739,200

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Government Agency Debt (continued)
Overseas Private Investment Corporation Series 8 ±§	1.22%	9-30-2031	$14,022,000	$14,022,000
Overseas Private Investment Corporation Series 9 ±§	1.10	5-15-2030	28,356,000	28,356,000
Overseas Private Investment Corporation Series 9 ±§	1.22	9-30-2031	4,393,560	4,393,560

Total Government Agency Debt (Cost $27,472,494,425)				27,472,494,425

Municipal Obligations: 0.26%

California: 0.01%

Variable Rate Demand Notes ø: 0.01%
Association of Bay Area Governments Finance Authority for Nonprofit Corporation California Gaia Building Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.25	9-15-2032	260,000	260,000
California Municipal Finance Authority Copper Square Apartments Series A2 (Housing Revenue, FHLB LOC)	1.20	2-1-2046	3,000,000	3,000,000
California Statewide CDA Valley Palms Apartments Series C (Housing Revenue, FNMA Insured, FNMA LOC, FNMA LIQ)	1.15	5-15-2035	560,000	560,000

				3,820,000

Florida: 0.01%

Variable Rate Demand Notes ø: 0.01%
Florida Housing Finance Corporation MFHR Hudson Ridge Apartments Series L (Housing Revenue, FHLB LOC)	0.87	8-15-2041	6,655,000	6,655,000
Orange County FL HFA Glenn Apartments Series D (Housing Revenue, FNMA LOC)	1.20	7-15-2034	140,000	140,000

				6,795,000

Georgia: 0.01%

Variable Rate Demand Note ø: 0.01%
Clayton County GA Housing Authority Refunding Bond BS Partners LP Project (Housing Revenue, FNMA Insured, FNMA LOC, FNMA LIQ)	1.08	9-1-2026	7,215,000	7,215,000

Illinois: 0.01%

Variable Rate Demand Note ø: 0.01%
Southwestern IL Development Authority Solid Waste Disposal Center Ethanol Series B (Resource Recovery Revenue, FHLB LOC)	1.03	1-1-2033	7,370,000	7,370,000

New York: 0.01%

Variable Rate Demand Note ø: 0.01%
New York HFA 38th Street Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	1.10	5-15-2033	3,700,000	3,700,000

Other: 0.10%

Variable Rate Demand Note ø: 0.10%
Buffalo Peak Apartments LLC MFHR Series A (Housing Revenue, FHLB LOC)	1.25	12/1/2055	11,400,000	11,400,000
FHLMC MFHR Series M006 Class A (Housing Revenue, FHLMC LOC, FHLMC LIQ)	1.32	10/15/2045	18,812,295	18,812,295
Fortenbery Children 2017 Irrevocable Trust UTA (FHLB LOC)	1.24	5/1/2037	12,275,000	12,275,000
Hallmark 75 Ontario LLC MFHR Apartment Homes Series A (Housing Revenue, FHLB LOC)	1.25	12/1/2056	5,000,000	5,000,000
Sunroad Centrum Apartments 5 LP MFHR Arriva Apartments Series A (Housing Revenue, FHLB LOC)	1.25	8/1/2056	6,600,000	6,600,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund	13

Security name	Interest rate	Maturity date	Principal	Value

Variable Rate Demand Notes ø (continued)
Sunroad Centrum Apartments 5 LP MFHR Arriva Apartments Series B (Housing Revenue, FHLB LOC)	1.25%	8/1/2056	$4,400,000	$4,400,000

				58,487,295

Washington: 0.02%

Variable Rate Demand Notes ø: 0.02%
Washington Housing Finance Commission Brittany Park Project Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	1.30	11-1-2021	245,000	245,000
Washington Housing Finance Commission Eagles Landing Apartments Project Series A (Housing Revenue, FNMA LOC, FNMA LIQ)	1.15	12-15-2036	2,240,000	2,240,000
Washington Housing Finance Commission Highland Park Apartments Project Series B (Housing Revenue, FNMA LOC, FNMA LIQ)	1.40	7-15-2038	590,000	590,000
Washington Housing Finance Commission Taxable Bond Park Vista Retirements Apartments Series B (Housing Revenue, FHLB LOC)	1.15	3-1-2041	1,580,000	1,580,000
Washington State Housing Finance Commission The Lodge at Eagle Ridge Senior Living Apartments Series A (Housing Revenue, FHLB LOC)	0.88	8-1-2041	9,485,000	9,485,000

				14,140,000

Wisconsin: 0.09%

Variable Rate Demand Notes ø: 0.09%
WIisconsin PFA Assisted Living Facilities Taxable Bond Brannan Park Project (Housing Revenue, FHLB LOC)	1.10	1-1-2048	12,320,000	12,320,000
Wisconsin PFA Affinity at Monterrey Project (Housing Revenue, FHLB LOC)	1.10	8-1-2048	20,900,000	20,900,000
Wisconsin PFA Multifamily Housing Affinity Wells Branch Project (Housing Revenue, FHLB LOC)	1.10	11-1-2047	21,775,000	21,775,000

				54,995,000

Total Municipal Obligations (Cost $156,522,295)				156,522,295

Repurchase Agreements ^^: 46.19%
Bank of America Corporation, dated 7-31-2017, maturity value $1,500,043,750 (1)	1.05	8-1-2017	1,500,000,000	1,500,000,000
Bank of Montreal, dated 7-31-2017, maturity value $50,001,444 (2)	1.04	8-1-2017	50,000,000	50,000,000
Bank of Nova Scotia, dated 7-31-2017, maturity value $900,026,000 (3)	1.04	8-1-2017	900,000,000	900,000,000
Barclays Capital Incorporated, dated 7-31-2017, maturity value $1,000,028,889 (4)	1.04	8-1-2017	1,000,000,000	1,000,000,000
Barclays Capital Incorporated, dated 7-31-2017, maturity value $200,005,722 (5)	1.03	8-1-2017	200,000,000	200,000,000
BNP Paribas Securities Corporation, dated 6-08-2017, maturity value $601,057,333 (6)(i)	1.04	8-8-2017	600,000,000	600,000,000
BNP Paribas Securities Corporation, dated 6-09-2017, maturity value $350,622,708 (7)(i)	1.05	8-9-2017	350,000,000	350,000,000
BNP Paribas Securities Corporation, dated 6-12-2017, maturity value $300,525,000 (8)(i)	1.05	8-11-2017	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 6-30-2017, maturity value $300,405,000 (9)(i)	1.08	8-14-2017	300,000,000	300,000,000
BNP Paribas Securities Corporation, dated 7-31-2017, maturity value $100,002,917 (10)	1.05	8-1-2017	100,000,000	100,000,000
BNP Paribas Securities Corporation, dated 7-31-2017, maturity value $200,005,889 (11)	1.06	8-1-2017	200,000,000	200,000,000

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements ^^ (continued)
BNP Paribas Securities Corporation, dated 7-31-2017, maturity value $947,027,358 (12)	1.04%	8-1-2017	$947,000,000	$947,000,000
Citibank NA, dated 7-27-2017, maturity value $250,051,042 (13)	1.05	8-3-2017	250,000,000	250,000,000
Citibank NA, dated 7-31-2017, maturity value $250,007,361 (14)	1.06	8-1-2017	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-25-2017, maturity value $250,051,042 (15)	1.05	8-1-2017	250,000,000	250,000,000
Citigroup Global Markets Incorporated, dated 7-31-2017, maturity value $500,014,722 (16)	1.06	8-1-2017	500,000,000	500,000,000
Credit Agricole SA, dated 7-19-2017, maturity value $300,122,500 (17)(i)	1.05	8-2-2017	300,000,000	300,000,000
Credit Agricole SA, dated 7-28-2017, maturity value $250,050,556 (18)	1.04	8-4-2017	250,000,000	250,000,000
Credit Agricole SA, dated 7-31-2017, maturity value $300,008,833 (19)	1.06	8-1-2017	300,000,000	300,000,000
Credit Agricole SA, dated 7-31-2017, maturity value $633,018,287 (20)	1.04	8-1-2017	633,000,000	633,000,000
Deutsche Bank Securities, dated 7-31-2017, maturity value $250,007,500 (21)	1.08	8-1-2017	250,000,000	250,000,000
Federal Reserve Bank of New York, dated 7-31-2017, maturity value $5,200,144,444 (22)	1.00	8-1-2017	5,200,000,000	5,200,000,000
Goldman Sachs & Company, dated 7-31-2017, maturity value $1,000,026,389 (23)	0.95	8-1-2017	1,000,000,000	1,000,000,000
Goldman Sachs & Company, dated 7-31-2017, maturity value $100,002,833 (24)	1.02	8-1-2017	100,000,000	100,000,000
ING Financial Markets LLC, dated 6-26-2017, maturity value $100,133,750 (25)(i)	1.07	8-10-2017	100,000,000	100,000,000
ING Financial Markets LLC, dated 7-13-2017, maturity value $260,252,633 (26)(i)	1.06	8-15-2017	260,000,000	260,000,000
ING Financial Markets LLC, dated 7-27-2017, maturity value $200,040,444 (27)	1.04	8-3-2017	200,000,000	200,000,000
ING Financial Markets LLC, dated 7-31-2017, maturity value $1,600,045,778 (28)	1.03	8-1-2017	1,600,000,000	1,600,000,000
ING Financial Markets LLC, dated 7-31-2017, maturity value $100,002,917 (29)	1.05	8-1-2017	100,000,000	100,000,000
JPMorgan Securities, dated 7-31-2017, maturity value $200,005,611 (30)	1.01	8-1-2017	200,000,000	200,000,000
JPMorgan Securities, dated 7-31-2017, maturity value $250,007,153 (31)	1.03	8-1-2017	250,000,000	250,000,000
JPMorgan Securities, dated 7-31-2017, maturity value $250,007,361 (32)	1.06	8-1-2017	250,000,000	250,000,000
JPMorgan Securities, dated 7-31-2017, maturity value $500,014,583 (33)	1.05	8-1-2017	500,000,000	500,000,000
Merrill Pierce Fenner Smith Incorporated, dated 7-31-2017, maturity value $100,002,917 (34)	1.05	8-1-2017	100,000,000	100,000,000
MetLife Incorporated, dated 7-31-2017, maturity value $125,006,450 (35)	1.08	8-1-2017	125,002,700	125,002,700
Mizuho Bank, dated 7-31-2017, maturity value $250,007,361 (36)	1.06	8-1-2017	250,000,000	250,000,000
Nomura, dated 7-31-2017, maturity value $2,000,057,778 (37)	1.04	8-1-2017	2,000,000,000	2,000,000,000
Prudential, dated 7-31-2017, maturity value $663,449,719 (38)	1.07	8-1-2017	663,430,000	663,430,000
RBC Capital Markets, dated 7-31-2017, maturity value $200,005,722 (39)	1.03	8-1-2017	200,000,000	200,000,000
RBC Capital Markets, dated 7-31-2017, maturity value $500,014,444 (40)	1.04	8-1-2017	500,000,000	500,000,000
RBC Capital Markets, dated 5-08-2017, maturity value $501,213,333 (41)(i)	0.96	8-7-2017	500,000,000	500,000,000
RBC Capital Markets, dated 5-11-2017, maturity value $300,712,500 (42)§(i)	0.95	8-9-2017	300,000,000	300,000,000
RBC Capital Markets, dated 7-13-2017, maturity value $601,635,000 (43)§(i)	1.09	10-11-2017	600,000,000	600,000,000
RBC Capital Markets, dated 7-21-2017, maturity value $300,266,083 (44)§(i)	1.03	8-21-2017	300,000,000	300,000,000
RBC Capital Markets, dated 7-24-2017, maturity value $300,257,500 (45)§(i)	1.03	8-23-2017	300,000,000	300,000,000
RBC Capital Markets, dated 7-25-2017, maturity value $250,221,736 (46)§(i)	1.03	8-25-2017	250,000,000	250,000,000
RBC Capital Markets, dated 7-26-2017, maturity value $250,264,653 (47)§(i)	1.03	9-1-2017	250,000,000	250,000,000
Societe Generale, dated 7-31-2017, maturity value $250,051,042 (48)	1.05	8-7-2017	250,000,000	250,000,000
Societe Generale, dated 7-31-2017, maturity value $500,014,861 (49)	1.07	8-1-2017	500,000,000	500,000,000
TD Securities, dated 7-31-2017, maturity value $1,800,052,500 (50)	1.05	8-1-2017	1,800,000,000	1,800,000,000

Total Repurchase Agreements (Cost $28,078,432,700)				28,078,432,700

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund	15

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 8.71%
U.S. Treasury Bill (z)	0.65%	8-17-2017	$180,000,000	$179,948,311
U.S. Treasury Bill (z)	0.67	8-24-2017	250,000,000	249,893,785
U.S. Treasury Bill (z)##	0.82	10-5-2017	130,000,000	129,808,936
U.S. Treasury Bill (z)	0.83	8-31-2017	90,000,000	89,938,325
U.S. Treasury Bill (z)	0.89	9-21-2017	50,000,000	49,937,171
U.S. Treasury Bill (z)	0.95	10-12-2017	78,000,000	77,851,800
U.S. Treasury Bill (z)	1.06	11-24-2017	50,000,000	49,832,292
U.S. Treasury Bill (z)	1.12	12-14-2017	50,000,000	49,790,938
U.S. Treasury Note	0.63	8-31-2017	290,000,000	289,986,313
U.S. Treasury Note	0.63	9-30-2017	222,000,000	221,906,555
U.S. Treasury Note	0.75	10-31-2017	200,000,000	199,885,658
U.S. Treasury Note	0.88	8-15-2017	150,000,000	150,002,157
U.S. Treasury Note	0.88	10-15-2017	265,000,000	265,004,042
U.S. Treasury Note	0.88	1-15-2018	45,000,000	44,978,882
U.S. Treasury Note	1.00	9-15-2017	41,000,000	41,004,451
U.S. Treasury Note	1.00	12-15-2017	80,000,000	80,051,523
U.S. Treasury Note	1.00	12-31-2017	150,000,000	149,898,900
U.S. Treasury Note	1.88	8-31-2017	60,000,000	60,045,420
U.S. Treasury Note	1.88	9-30-2017	430,000,000	430,733,032
U.S. Treasury Note	1.88	10-31-2017	365,000,000	365,919,620
U.S. Treasury Note	2.25	11-30-2017	940,000,000	943,855,816
U.S. Treasury Note	2.63	1-31-2018	90,000,000	90,661,830
U.S. Treasury Note	2.75	12-31-2017	120,000,000	120,790,440
U.S. Treasury Note	2.75	2-28-2018	90,000,000	90,796,756
U.S. Treasury Note	3.50	2-15-2018	170,000,000	172,092,623
U.S. Treasury Note	4.25	11-15-2017	565,000,000	570,390,104
U.S. Treasury Note	4.75	8-15-2017	130,000,000	130,198,940

Total Treasury Debt (Cost $5,295,204,620)				5,295,204,620

Total investments in securities (Cost $61,002,654,040) *	100.36%	61,002,654,040
Other assets and liabilities, net	(0.36)	(217,356,526)

Total net assets	100.00%	$60,785,297,514

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Government Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.

%%	The security is issued on a when-issued basis.

(z)	Zero coupon security. The rate represents the current yield to maturity.

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 3.50%, 11-1-2042 to 9-1-2045, fair value including accrued interest is $1,545,000,001.

(2)	U.S. government securities, 3.00% to 3.50%, 7-1-2032 to 7-1-2047, fair value including accrued interest is $51,500,000.

(3)	U.S. government securities, 2.39% to 6.00%, 10-1-2025 to 6-1-2047, fair value including accrued interest is $927,000,000.

(4)	U.S. government securities, 0.00% to 3.75%, 8-15-2017 to 5-15-2047, fair value including accrued interest is $1,020,000,019.

(5)	U.S. government securities, 0.00% to 4.00%, 12-15-2017 to 5-1-2047, fair value including accrued interest is $205,999,913.

(6)	U.S. government securities, 1.13% to 8.75%, 5-15-2020 to 5-20-2067, fair value including accrued interest is $617,582,769.

(7)	U.S. government securities, 0.00% to 8.75%, 10-12-2017 to 3-20-2067, fair value including accrued interest is $360,349,550.

(8)	U.S. government securities, 0.88% to 4.50%, 4-15-2019 to 4-20-2067, fair value including accrued interest is $308,667,536.

(9)	U.S. government securities, 1.13% to 9.00%, 5-31-2018 to 11-20-2063, fair value including accrued interest is $308,357,347.

(10)	U.S. government securities, 0.00% to 7.13%, 3-31-2019 to 3-9-2038, fair value including accrued interest is $102,000,003.

(11)	U.S. government securities, 0.13% to 7.00%, 6-20-2018 to 7-20-2046, fair value including accrued interest is $205,454,156.

(12)	U.S. government securities, 0.00% to 9.00%, 10-31-2017 to 2-15-2046, fair value including accrued interest is $965,940,000.

(13)	U.S. government securities, 0.00% to 8.60%, 9-15-2017 to 9-15-2060, fair value including accrued interest is $255,928,345.

(14)	U.S. government securities, 0.00% to 8.88%, 8-10-2017 to 6-1-2047, fair value including accrued interest is $256,066,049.

(15)	U.S. government securities, 1.38% to 8.50%, 12-1-2017 to 6-1-2051, fair value including accrued interest is $257,478,245.

(16)	U.S. government securities, 0.00% to 8.50%, 2-15-2018 to 7-1-2047, fair value including accrued interest is $514,972,704.

(17)	U.S. government securities, 1.88% to 8.00%, 11-15-2021 to 11-15-2044, fair value including accrued interest is $306,000,020.

(18)	U.S. government securities, 1.00% to 2.75%, 11-30-2019 to 2-15-2024, fair value including accrued interest is $255,000,052.

(19)	U.S. government securities, 3.50% to 4.00%, 6-1-2042 to 8-1-2047, fair value including accrued interest is $309,000,000.

(20)	U.S. government securities, 1.50% to 3.63%, 10-31-2021 to 2-15-2044, fair value including accrued interest is $645,660,004.

(21)	U.S. government securities, 1.63% to 4.50%, 3-1-2020 to 8-1-2047, fair value including accrued interest is $256,984,429.

(22)	U.S. government securities, 1.13% to 3.63%, 2-28-2021 to 8-15-2043, fair value including accrued interest is $5,200,144,446.

(23)	U.S. government securities, 0.00% to 8.00%, 12-7-2017 to 7-15-2052, fair value including accrued interest is $1,020,006,796.

(24)	U.S. government securities, 2.13% to 9.50%, 7-25-2022 to 6-1-2047, fair value including accrued interest is $102,973,686.

(25)	U.S. government securities, 2.07% to 3.64%, 1-1-2038 to 11-1-2044, fair value including accrued interest is $103,000,069.

(26)	U.S. government securities, 2.01% to 5.07%, 10-1-2024 to 7-1-2047, fair value including accrued interest is $267,802,706.

(27)	U.S. government securities, 2.03% to 3.57%, 8-1-2031 to 12-1-2044, fair value including accrued interest is $206,000,306.

(28)	U.S. government securities, 1.00% to 1.75%, 2-15-2018 to 8-15-2026, fair value including accrued interest is $1,632,653,061.

(29)	U.S. government securities, 2.21% to 5.39%, 5-1-2019 to 3-1-2050, fair value including accrued interest is $103,001,620.

(30)	U.S. government securities, 2.38% to 3.75%, 8-15-2024 to 11-15-2043, fair value including accrued interest is $204,004,990.

(31)	U.S. government securities, 2.13% to 3.75%, 2-29-2024 to 11-15-2043, fair value including accrued interest is $255,004,387.

(32)	U.S. government securities, 2.50% to 9.00%, 4-15-2018 to 7-20-2047, fair value including accrued interest is $257,500,805.

(33)	U.S. government securities, 0.00% to 8.88%, 8-4-2017 to 8-23-2032, fair value including accrued interest is $510,000,409.

(34)	U.S. government securities, 0.13% to 1.38%, 4-15-2021 to 5-31-2021, fair value including accrued interest is $102,000,070.

(35)	U.S. government securities, 1.00%, 11-30-2018, fair value including accrued interest is $127,400,450.

(36)	U.S. government securities, 3.50%, 7-20-2047, fair value including accrued interest is $257,500,001.

(37)	U.S. government securities, 0.00% to 9.13%, 8-3-2017 to 5-15-2047, fair value including accrued interest is $2,040,000,056.

(38)	U.S. government securities, 0.00% to 3.50%, 5-15-2018 to 5-15-2045, fair value including accrued interest is $676,698,600.

(39)	U.S. government securities, 0.00% to 4.50%, 8-15-2017 to 11-15-2044, fair value including accrued interest is $204,000,022.

(40)	U.S. government securities, 1.50% to 7.00%, 2-1-2020 to 7-20-2047, fair value including accrued interest is $514,853,580.

(41)	U.S. government securities, 2.50% to 4.50%, 1-1-2027 to 7-20-2047, fair value including accrued interest is $515,000,001.

(42)	U.S. government securities, 0.00% to 5.25%, 8-15-2017 to 5-15-2047, fair value including accrued interest is $306,000,097.

(43)	U.S. government securities, 0.00% to 9.00%, 8-15-2017 to 2-15-2044, fair value including accrued interest is $612,000,014.

(44)	U.S. government securities, 3.00% to 4.00%, 1-1-2042 to 7-20-2047, fair value including accrued interest is $309,000,000.

(45)	U.S. government securities, 0.00% to 8.13%, 10-31-2017 to 2-15-2045, fair value including accrued interest is $306,000,019.

(46)	U.S. government securities, 0.00% to 3.63%, 8-10-2017 to 2-15-2045, fair value including accrued interest is $255,000,015.

(47)	U.S. government securities, 0.00% to 3.00%, 8-15-2017 to 5-15-2045, fair value including accrued interest is $255,000,092.

(48)	U.S. government securities, 2.00%, 11-30-2022, fair value including accrued interest is $255,000,089.

(49)	U.S. government securities, 0.00% to 8.75%, 11-1-2017 to 9-1-2043, fair value including accrued interest is $510,000,116.

(50)	U.S. government securities, 1.50% to 7.00%, 7-1-2018 to 8-1-2048, fair value including accrued interest is $1,852,914,941.

(i)	Illiquid security

##	All or a portion of this security is segregated for when-issued securities.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2017 (unaudited)	Wells Fargo Government Money Market Fund	17

Assets
Investments
In unaffiliated securities, at amortized cost	$32,924,221,340
In repurchase agreements, at amortized cost	28,078,432,700

Total investments, at amortized cost	61,002,654,040
Cash	89,836,959
Receivable for investments sold	39,944,537
Receivable for Fund shares sold	3,551,961
Receivable for interest	48,872,904
Prepaid expenses and other assets	551,872

Total assets	61,185,412,273

Liabilities
Dividends payable	20,728,488
Payable for investments purchased	360,404,635
Payable for Fund shares redeemed	8,442,811
Management fee payable	5,378,065
Distribution fee payable	30
Administration fees payable	3,100,843
Accrued expenses and other liabilities	2,059,887

Total liabilities	400,114,759

Total net assets	$60,785,297,514

NET ASSETS CONSIST OF
Paid-in capital	$60,785,044,465
Undistributed net investment income	47,098
Accumulated net realized gains on investments	205,951

Total net assets	$60,785,297,514

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$261,356,172
Shares outstanding – Class A1	261,354,874
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$869,865,973
Shares outstanding – Administrator Class[1]	869,858,490
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$21,428,947,189
Shares outstanding – Institutional Class[1]	21,428,931,154
Net asset value per share – Institutional Class	$1.00
Net assets – Select Class	$35,449,719,996
Shares outstanding – Select Class[1]	35,449,567,100
Net asset value per share – Select Class	$1.00
Net assets – Service Class	$2,775,308,132
Shares outstanding – Service Class[1]	2,775,294,700
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,052
Shares outstanding – Sweep Class[1]	100,051
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Government Money Market Fund	Statement of operations—six months ended July 31, 2017 (unaudited)

Investment income
Interest	$254,568,285

Expenses
Management fee	41,200,758
Administration fees
Class A	290,938
Administrator Class	274,588
Institutional Class	8,748,997
Select Class	7,293,617
Service Class	1,852,247
Sweep Class	14
Shareholder servicing fees
Class A	330,612
Administrator Class	274,588
Service Class	3,858,849
Sweep Class	124
Distribution fee
Sweep Class	174
Custody and accounting fees	1,239,789
Professional fees	29,523
Registration fees	57,902
Shareholder report expenses	1,081
Trustees’ fees and expenses	10,561
Other fees and expenses	318,316

Total expenses	65,782,678
Less: Fee waivers and/or expense reimbursements	(8,933,817)

Net expenses	56,848,861

Net investment income	197,719,424

Net realized gains on investments	148,768

Net increase in net assets resulting from operations	$197,868,192

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Government Money Market Fund	19

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$197,719,424		$134,339,812
Net realized gains on investments		148,768		99,365

Net increase in net assets resulting from operations		197,868,192		134,439,177

Distributions to shareholders from
Net investment income
Class A		(279,928)		(26,088)
Administrator Class		(1,386,683)		(490,169)
Institutional Class		(67,503,608)		(48,554,431)
Select Class		(123,564,656)		(84,566,237)
Service Class		(4,984,503)		(623,539)
Sweep Class		(46)		(159)

Total distributions to shareholders		(197,719,424)		(134,260,623)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	54,657,879	54,657,879	271,536,745	271,536,745
Administrator Class	2,493,742,508	2,493,742,508	3,391,516,371	3,391,516,371
Institutional Class	70,925,600,100	70,925,600,100	134,844,264,908	134,844,264,908
Select Class	213,156,932,981	213,156,932,981	276,797,863,539	276,797,863,539
Service Class	45,378,180,855	45,378,180,855	62,131,626,136	62,131,626,136
Sweep Class	0	0	13,401,843	13,401,843

		332,009,114,323		477,450,209,542

Reinvestment of distributions
Class A	279,190	279,190	25,847	25,847
Administrator Class	454,826	454,826	225,549	225,549
Institutional Class	25,673,127	25,673,127	17,284,022	17,284,022
Select Class	73,906,279	73,906,279	58,868,859	58,868,859
Service Class	828,196	828,196	107,813	107,813
Sweep Class	46	46	142	142

		101,141,664		76,512,232

Payment for shares redeemed
Class A	(67,664,047)	(67,664,047)	(262,601,748)	(262,601,748)
Administrator Class	(2,067,825,849)	(2,067,825,849)	(3,330,300,682)	(3,330,300,682)
Institutional Class	(72,764,701,516)	(72,764,701,516)	(125,832,281,995)	(125,832,281,995)
Select Class	(216,780,752,475)	(216,780,752,475)	(245,842,447,384)	(245,842,447,384)
Service Class	(45,596,468,824)	(45,596,468,824)	(62,102,819,516)	(62,102,819,516)
Sweep Class	0	0	(16,278,599)	(16,278,599)

		(337,277,412,711)		(437,386,729,924)

Net increase (decrease) in net assets resulting from capital share transactions		(5,167,156,724)		40,139,991,850

Total increase (decrease) in net assets		(5,167,007,956)		40,140,170,404

Net assets
Beginning of period		65,952,305,470		25,812,135,066

End of period		$60,785,297,514		$65,952,305,470

Undistributed net investment income		$47,098		$47,098

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.11%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.61%	0.61%	0.61%	0.61%	0.61%	0.61%
Net expenses	0.61%	0.41%	0.13%	0.09%	0.10%	0.17%
Net investment income	0.21%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$261,356	$274,083	$265,119	$308,757	$406,489	$564,676

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	21

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.24%	0.10%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.34%	0.34%	0.34%	0.34%	0.34%
Net expenses	0.34%	0.31%	0.12%	0.09%	0.09%	0.17%
Net investment income	0.51%	0.11%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$869,866	$443,500	$382,043	$644,666	$596,022	$408,411

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.31%	0.24%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.22%	0.22%	0.22%	0.22%	0.22%	0.22%
Net expenses	0.20%	0.17%	0.12%	0.09%	0.10%	0.17%
Net investment income	0.62%	0.25%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$21,428,947	$23,242,417	$14,212,988	$17,509,698	$20,793,077	$22,762,489

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	23

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SELECT CLASS		2017	2016[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income	0.00 [2]	0.00 [2]	0.00 [2]
Net realized gains on investments	0.00 [2]	0.00 [2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00
Total return[3]	0.34%	0.30%	0.04%
Ratios to average net assets (annualized)
Gross expenses	0.18%	0.18%	0.18%
Net expenses	0.14%	0.11%	0.10%
Net investment income	0.68%	0.34%	0.08%
Supplemental data
Net assets, end of period (000s omitted)	$35,449,720	$38,999,425	$7,985,195

[1]	For the period from June 30, 2015 (commencement of class operations) to January 31, 2016

[2]	Amount is less than $0.005.

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Government Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.16%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.51%	0.51%	0.51%	0.51%	0.51%	0.51%
Net expenses	0.50%	0.40%	0.13%	0.09%	0.10%	0.17%
Net investment income	0.32%	0.02%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$2,775,308	$2,992,780	$2,963,813	$4,129,813	$4,140,419	$6,440,560

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Government Money Market Fund	25

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SWEEP CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.77%	0.96%	0.96%	0.96%	0.96%	0.96%
Net expenses	0.73%	0.38%	0.13%	0.09%	0.10%	0.17%
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$2,977	$6,615	$18,244	$22,998

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Government Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Government Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Notes to financial statements (unaudited)	Wells Fargo Government Money Market Fund	27

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

28	Wells Fargo Government Money Market Fund	Notes to financial statements (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Government agency debt	$0	$27,472,494,425	$0	$27,472,494,425

Municipal obligations	0	156,522,295	0	156,522,295

Repurchase agreements	0	28,078,432,700	0	28,078,432,700

Treasury debt	0	5,295,204,620	0	5,295,204,620
Total assets	$0	$61,002,654,040	$0	$61,002,654,040

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2017, the management fee was equivalent to an annual rate of 0.13% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Select Class	0.04
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to

Notes to financial statements (unaudited)	Wells Fargo Government Money Market Fund	29

the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.16% for Select Class shares, 0.50% for Service Class shares, and 0.79% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. During the six months ended July 31, 2017, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

30	Wells Fargo Government Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Government Money Market Fund	31

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

32	Wells Fargo Government Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

Other information (unaudited)	Wells Fargo Government Money Market Fund	33

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

34	Wells Fargo Government Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Government Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by

Other information (unaudited)	Wells Fargo Government Money Market Fund	35

Broadridge Inc. (“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Administrator Class) was in range of the average performance of the Universe for all periods under. The Board also noted that the performance of the Fund was higher than or equal to its benchmark, the Lipper U.S. Government Money Market Funds Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were lower than or in range of the median net operating expense ratios of the expense Groups for all share classes except Class A and Service Class. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Sweep Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as a short-term investment portfolio.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of

36	Wells Fargo Government Money Market Fund	Other information (unaudited)

profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Sweep Class. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo Government Money Market Fund	37

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

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For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305367 09-17 SA303/SAR303 07-17

Semi-Annual Report

July 31, 2017

Government Money Market Funds

∎	Wells Fargo 100% Treasury Money Market Fund

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The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo 100% Treasury Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo 100% Treasury Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo 100% Treasury Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo 100% Treasury Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income exempt from most state and local individual income taxes, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (WFTXX)	11-8-1999	0.08	0.02	0.28	0.79	0.65
Administrator Class (WTRXX)	6-30-2010	0.29	0.06	0.32	0.52	0.30
Institutional Class (WOTXX)	10-31-2014	0.39	0.09	0.34	0.40	0.20
Service Class (NWTXX)	12-3-1990	0.14	0.03	0.31	0.69	0.50
Sweep Class	6-30-2010	0.02	0.01	0.30	0.95	0.83

Yield summary (%) as of July 31, 20173

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.37	0.72	0.82	0.52	0.19
7-day compound yield	0.37	0.72	0.82	0.52	0.19
30-day simple yield	0.34	0.69	0.79	0.49	0.16
30-day compound yield	0.34	0.69	0.79	0.49	0.16

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo 100% Treasury Money Market Fund	5

Portfolio composition as of July 31, 2017[4]

Effective maturity distribution as of July 31, 2017[4]

Weighted average maturity as of July 31, 2017[5]
35 days

Weighted average life as of July 31, 2017[6]
76 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Service Class shares, and includes the higher expenses applicable to Service Class shares. If these expenses had not been included, returns for Administrator Class shares would be higher. Historical performance shown for Institutional Class shares prior to their inception reflects the performance of Administrator Class shares, and includes the higher expenses applicable to Administrator Class shares. If these expenses had not been included, returns for Institutional Class shares would be higher. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Service Class shares, and has not been adjusted to reflect the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns for Sweep Class shares would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the expense cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.22%, 0.49%, 0.61%, 0.32%, and 0.06% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo 100% Treasury Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,000.72	$3.13	0.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.67	$3.16	0.63%
Administrator Class
Actual	$1,000.00	$1,002.35	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Institutional Class
Actual	$1,000.00	$1,002.85	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,001.36	$2.48	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%
Sweep Class
Actual	$1,000.00	$1,000.19	$3.57	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.22	$3.61	0.72%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo 100% Treasury Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt: 94.33%
U.S. Treasury Bill (z)	0.83%	8-31-2017	$167,280,000	$167,164,459
U.S. Treasury Bill (z)	0.89	8-3-2017	992,810,000	992,761,191
U.S. Treasury Bill (z)	0.90	8-10-2017	527,305,000	527,186,207
U.S. Treasury Bill (z)	0.93	8-17-2017	983,460,000	983,055,250
U.S. Treasury Bill (z)	0.97	8-24-2017	1,096,455,000	1,095,778,716
U.S. Treasury Bill (z)	0.99	9-7-2017	200,000,000	199,798,042
U.S. Treasury Bill (z)	0.99	9-14-2017	220,000,000	219,733,385
U.S. Treasury Bill (z)	1.00	10-19-2017	194,890,000	194,465,602
U.S. Treasury Bill (z)	1.00	9-28-2017	420,000,000	419,326,314
U.S. Treasury Bill (z)	1.01	9-21-2017	350,000,000	349,499,208
U.S. Treasury Bill (z)	1.02	10-5-2017	180,000,000	179,669,854
U.S. Treasury Bill (z)	1.02	11-9-2017	10,000,000	9,971,806
U.S. Treasury Bill (z)	1.02	11-16-2017	10,000,000	9,969,758
U.S. Treasury Bill (z)	1.04	10-12-2017	100,000,000	99,792,800
U.S. Treasury Bill (z)	1.16	10-26-2017	150,000,000	149,585,946
U.S. Treasury Note	0.63	8-31-2017	65,000,000	64,998,481
U.S. Treasury Note	0.63	9-30-2017	142,960,000	142,877,449
U.S. Treasury Note	0.63	11-30-2017	150,000,000	149,760,874
U.S. Treasury Note	0.75	10-31-2017	20,000,000	19,990,469
U.S. Treasury Note	0.88	8-15-2017	20,000,000	19,999,643
U.S. Treasury Note	0.88	10-15-2017	20,000,000	20,000,302
U.S. Treasury Note	0.88	11-15-2017	10,000,000	10,000,475
U.S. Treasury Note	0.88	1-15-2018	25,000,000	24,998,820
U.S. Treasury Note	1.00	9-15-2017	35,000,000	35,002,769
U.S. Treasury Note	1.00	12-15-2017	40,000,000	40,025,761
U.S. Treasury Note	1.00	12-31-2017	20,000,000	19,985,644
U.S. Treasury Note ±	1.32	1-31-2019	225,000,000	225,046,061
U.S. Treasury Note ±	1.35	10-31-2017	200,000,000	199,970,969
U.S. Treasury Note ±	1.35	10-31-2018	150,000,000	149,997,810
U.S. Treasury Note ±	1.36	7-31-2018	200,000,000	200,008,520
U.S. Treasury Note ±	1.37	4-30-2018	110,000,000	110,001,760
U.S. Treasury Note ±	1.46	1-31-2018	180,000,000	180,021,765
U.S. Treasury Note	1.88	8-31-2017	415,800,000	416,109,554
U.S. Treasury Note	1.88	9-30-2017	70,000,000	70,124,916
U.S. Treasury Note	1.88	10-31-2017	30,000,000	30,072,185
U.S. Treasury Note	2.25	11-30-2017	185,000,000	185,774,805
U.S. Treasury Note	2.63	1-31-2018	30,000,000	30,221,892
U.S. Treasury Note	2.75	12-31-2017	50,000,000	50,327,330
U.S. Treasury Note	2.75	2-28-2018	10,000,000	10,087,931
U.S. Treasury Note	3.50	2-15-2018	50,000,000	50,615,537
U.S. Treasury Note	4.25	11-15-2017	65,000,000	65,623,889
U.S. Treasury Note	4.75	8-15-2017	280,000,000	280,410,816

Total Treasury Debt (Cost $8,399,814,965)				8,399,814,965

Total investments in securities (Cost $8,399,814,965) *	94.33%	8,399,814,965
Other assets and liabilities, net	5.67	505,051,285

Total net assets	100.00%	$8,904,866,250

(z)	Zero coupon security. The rate represents the current yield to maturity.

±	Variable rate investment. The rate shown is the rate in effect at period end.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo 100% Treasury Money Market Fund	Statement of assets and liabilities—July 31, 2017 (unaudited)

Assets
Investments in unaffiliated securities, at amortized cost	$8,399,814,965
Cash	1,696
Receivable for investments sold	507,376,129
Receivable for Fund shares sold	35,974
Receivable for interest	13,385,615
Prepaid expenses and other assets	139,020

Total assets	8,920,753,399

Liabilities
Dividends payable	2,381,360
Payable for investments purchased	10,072,114
Payable for Fund shares redeemed	315,300
Management fee payable	881,785
Distribution fee payable	140,469
Administration fees payable	747,192
Shareholder servicing fees payable	867,245
Accrued expenses and other liabilities	481,684

Total liabilities	15,887,149

Total net assets	$8,904,866,250

NET ASSETS CONSIST OF
Paid-in capital	$8,904,679,780
Undistributed net investment income	301,469
Accumulated net realized losses on investments	(114,999)

Total net assets	$8,904,866,250

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$285,988,942
Shares outstanding – Class A1	285,963,522
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$1,033,157,881
Shares outstanding – Administrator Class[1]	1,033,083,480
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$4,216,654,724
Shares outstanding – Institutional Class[1]	4,216,325,448
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$2,907,920,985
Shares outstanding – Service Class[1]	2,907,688,802
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$461,143,718
Shares outstanding – Sweep Class[1]	461,108,076
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of operations—six months ended July 31, 2017 (unaudited)	Wells Fargo 100% Treasury Money Market Fund	9

Investment income
Interest	$36,739,101

Expenses
Management fee	14,710,057
Administration fees
Class A	361,199
Administrator Class	543,326
Institutional Class	1,683,401
Service Class	1,960,944
Sweep Class	85,427
Shareholder servicing fees
Class A	410,454
Administrator Class	543,326
Service Class	4,085,299
Sweep Class	711,890
Distribution fee
Sweep Class	996,646
Custody and accounting fees	228,007
Professional fees	26,071
Registration fees	156,511
Shareholder report expenses	77,778
Trustees’ fees and expenses	10,459
Other fees and expenses	63,669

Total expenses	26,654,464
Less: Fee waivers and/or expense reimbursements	(9,564,154)

Net expenses	17,090,310

Net investment income	19,648,791

Net realized losses on investments	(141,173)

Net increase in net assets resulting from operations	$19,507,618

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo 100% Treasury Money Market Fund	Statement of changes in net assets

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$19,648,791		$5,376,155
Net realized gains (losses) on investments		(141,173)		347,696

Net increase in net assets resulting from operations		19,507,618		5,723,851

Distributions to shareholders from
Net investment income
Class A		(229,867)		(126)
Administrator Class		(2,526,577)		(973,968)
Institutional Class		(12,176,526)		(4,084,009)
Service Class		(4,326,226)		(93,373)
Sweep Class		(91,361)		(247)
Net realized gains
Class A		0		(18,882)
Administrator Class		0		(89,010)
Institutional Class		0		(152,769)
Service Class		0		(187,100)
Sweep Class		0		(40,594)

Total distributions to shareholders		(19,350,557)		(5,640,078)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	548,378,460	548,378,460	1,428,760,310	1,428,760,310
Administrator Class	2,428,392,792	2,428,392,792	4,591,892,019	4,591,892,019
Institutional Class	6,474,544,147	6,474,544,147	9,527,835,743	9,527,835,743
Service Class	9,931,469,145	9,931,469,145	20,737,559,430	20,737,559,430
Sweep Class	1,745,305,799	1,745,305,799	4,245,101,740	4,245,101,740

		21,128,090,343		40,531,149,242

Reinvestment of distributions
Class A	229,642	229,642	18,985	18,985
Administrator Class	1,256,165	1,256,165	442,842	442,842
Institutional Class	7,521,736	7,521,736	3,183,842	3,183,842
Service Class	809,208	809,208	56,832	56,832
Sweep Class	91,361	91,361	40,841	40,841

		9,908,112		3,743,342

Payment for shares redeemed
Class A	(626,257,502)	(626,257,502)	(1,529,334,437)	(1,529,334,437)
Administrator Class	(2,623,427,164)	(2,623,427,164)	(5,311,366,601)	(5,311,366,601)
Institutional Class	(5,832,255,003)	(5,832,255,003)	(6,596,772,428)	(6,596,772,428)
Service Class	(10,361,542,209)	(10,361,542,209)	(23,014,751,727)	(23,014,751,727)
Sweep Class	(1,956,498,663)	(1,956,498,663)	(4,046,160,962)	(4,046,160,962)

		(21,399,980,541)		(40,498,386,155)

Net increase (decrease) in net assets resulting from capital share transactions		(261,982,086)		36,506,429

Total increase (decrease) in net assets		(261,825,025)		36,590,202

Net assets
Beginning of period		9,166,691,275		9,130,101,073

End of period		$8,904,866,250		$9,166,691,275

Undistributed net investment income		$301,469		$3,235

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	11

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1,2]	(0.00)[1,2]	0.00 [1]	0.00
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	0.00
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.07%	0.01%	0.00%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.77%
Net expenses	0.63%	0.36%	0.08%	0.04%	0.06%	0.09%
Net investment income (loss)	0.15%	0.00%	0.00%	(0.00)%	0.00%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$285,989	$363,639	$464,176	$1,009,623	$932,956	$290,743

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.24%	0.07%	0.00%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.51%	0.51%	0.51%	0.52%
Net expenses	0.30%	0.30%	0.08%	0.04%	0.06%	0.09%
Net investment income (loss)	0.47%	0.06%	0.00%	(0.00)%	0.00%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$1,033,158	$1,226,947	$1,945,991	$2,656,805	$2,754,138	$2,632,074

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2017	2016	2015[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [2]	0.00 [2]	0.00 [2]	(0.00)[2,3]
Net realized gains (losses) on investments	(0.00)[2]	0.00 [2]	(0.00)[2]	0.00 [2]

Total from investment operations	0.00 [2]	0.00 [2]	0.00 [2]	0.00 [2]
Distributions to shareholders from
Net investment income	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net realized gains	0.00	(0.00)[2]	(0.00)[2]	(0.00)[2]

Total distributions to shareholders	(0.00)[2]	(0.00)[2]	(0.00)[2]	(0.00)[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[4]	0.29%	0.17%	0.01%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.40%	0.40%	0.40%	0.39%
Net expenses	0.20%	0.20%	0.11%	0.04%
Net investment income (loss)	0.59%	0.18%	0.01%	(0.00)%
Supplemental data
Net assets, end of period (000s omitted)	$4,216,655	$3,566,678	$632,263	$100

[1]	For the period from October 31, 2014 (commencement of operations) to January 31, 2015

[2]	Amount is less than $0.005.

[3]	Calculated based upon average shares outstanding

[4]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo 100% Treasury Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.14%	0.01%	0.00%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.69%	0.69%	0.69%	0.68%	0.68%	0.69%
Net expenses	0.50%	0.36%	0.09%	0.05%	0.07%	0.09%
Net investment income (loss)	0.27%	0.00%	0.00%	(0.00)%	0.00%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$2,907,921	$3,337,172	$5,614,425	$6,962,725	$7,491,653	$7,802,468

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo 100% Treasury Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SWEEP CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1,2]	0.00 [1]	0.00
Net realized gains (losses) on investments	(0.00)[1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.01%	0.00%	0.00%	0.00%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.95%	1.11%	1.14%	1.14%	1.14%	1.14%
Net expenses	0.72%	0.36%	0.09%	0.04%	0.06%	0.09%
Net investment income (loss)	0.04%	0.00%	0.00%	(0.00)%	0.00%	0.00%
Supplemental data
Net assets, end of period (000s omitted)	$461,144	$672,256	$473,246	$427,778	$390,560	$447,234

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo 100% Treasury Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo 100% Treasury Money Market Fund	17

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Treasury debt	$0	$8,399,814,965	$0	$8,399,814,965

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement.

18	Wells Fargo 100% Treasury Money Market Fund	Notes to financial statements (unaudited)

Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.35% and declining to 0.23% as the average daily net assets of the Fund increase. For the six months ended July 31, 2017, the management fee was equivalent to an annual rate of 0.31% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.30% for Administrator Class shares, 0.20% for Institutional Class shares, 0.50% for Service Class shares, and 0.83% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2017, the Fund’s expenses were capped at 1.00% for Sweep Class shares. During the six months ended July 31, 2017, Funds Management voluntarily waived additional expenses to maintain a positive yield.

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

Notes to financial statements (unaudited)	Wells Fargo 100% Treasury Money Market Fund	19

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

20	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	21

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

22	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	23

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the website at wellsfargofunds.com.

24	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo 100% Treasury Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc.

Other information (unaudited)	Wells Fargo 100% Treasury Money Market Fund	25

(“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Service Class) was higher than or in range of the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper U.S. Treasury Money Market Funds Index, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except Institutional Class. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Sweep Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were in range of the sum of these average rates for the Fund’s expense Groups for all share classes except Sweep and Service Classes. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Sweep Class.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

26	Wells Fargo 100% Treasury Money Market Fund	Other information (unaudited)

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Sweep Class. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

List of abbreviations	Wells Fargo 100% Treasury Money Market Fund	27

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals:
1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305369 09-17 SA300/SAR300 07-17

Semi-Annual Report

July 31, 2017

Government Money Market Funds

∎	Wells Fargo Treasury Plus Money Market Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of July 31, 2017, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

2	Wells Fargo Treasury Plus Money Market Fund	Letter to shareholders (unaudited)

Andrew Owen

President

Wells Fargo Funds

Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.

Dear Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Treasury Plus Money Market Fund for the six-month period that ended July 31, 2017. Many equity markets advanced during this reporting period, supported by modest economic growth despite political uncertainty. U.S. and international stocks returned 9.51% and 14.26%, for the six-month period, as measured by the S&P 500 Index1 and the MSCI ACWI ex USA Index (Net)2, respectively. Within fixed income, the Bloomberg Barclays U.S. Aggregate Bond Index3 returned 4.98% and the Bloomberg Barclays Municipal Bond Index4 returned 3.72% as interest rates rose from low levels.

Equity and bond markets advanced during the first quarter of 2017 amid improving economic data globally.

Stocks rallied globally through the first quarter of 2017, supported by signs of improvement in the U.S. and global economies. U.S. economic data released during the quarter reflected a healthy economy. Hiring remained strong, and business and consumer sentiment improved. In March, U.S. Federal Reserve (Fed) officials raised their target interest rate by a quarter percentage point to a range from 0.75% to 1.00%. With the Fed’s target interest rate increase, short-term bond yields rose during the quarter. Meanwhile, longer-term Treasury yields were little changed, leading to positive performance. Investment-grade and high-yield bonds benefited from strong demand. Municipal bond returns were positive in the quarter, helped by strong demand and constrained new-issue supply. Outside of the U.S., stocks in emerging markets generally outperformed stocks in the U.S. and international developed markets because they benefited from both global economic growth and recent weakening in the U.S. dollar. Stocks in Asia, Europe, and Latin America also outperformed the U.S. market during the quarter.

Steady advancement in many markets marked the first seven months of 2017.

During the second quarter, most equity markets in the U.S. and abroad advanced. Steady, albeit modest, economic growth both in the U.S. and abroad and generally favorable corporate earnings announcements after the second quarter supported higher valuations. Within the economy, U.S. inflation trended lower despite the unemployment rate continuing to decline. Ten-year U.S. Treasury yields declined, resulting in stronger prices for long-term bonds. As was widely expected, in June, the Fed raised the target interest rate by a quarter percentage point to a range from 1.00% to 1.25%. In addition, the Fed indicated that it would begin to sell bonds accumulated on its balance sheet during quantitative easing programs conducted since 2008, likely beginning later this year. Early in July, volatility expectations increased and then receded, as measured by the CBOE VIX.5 Although economic momentum increased in Europe, the European Central Bank held its rates steady at

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar–denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[4]	The Bloomberg Barclays Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[5]	The Chicago Board Options Exchange Market Volatility Index (CBOE VIX) is a popular measure of the implied volatility of S&P 500 Index options. It represents one measure of the market’s expectation of stock market volatility over the next 30-day period. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Treasury Plus Money Market Fund	3

low levels because underlying inflation remained subdued. In emerging markets, many countries benefited from stronger currencies versus the U.S. dollar.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest in Wells Fargo Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.

Sincerely,

Andrew Owen

President

Wells Fargo Funds

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future.

For further information about your Fund, contact your investment professional, visit our website at wellsfargofunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

4	Wells Fargo Treasury Plus Money Market Fund	Performance highlights (unaudited)

Investment objective

The Fund seeks current income, while preserving capital and liquidity.

Manager

Wells Fargo Funds Management, LLC

Subadviser

Wells Capital Management Incorporated

Portfolio managers

Michael C. Bird, CFA®

Jeffrey L. Weaver, CFA®

Laurie White

Average annual total returns (%) as of July 31, 20171

					Expense ratios[2] (%)
	Inception date	1 year	5 year	10 year	Gross	Net[3]
Class A (PIVXX)	7-28-2003	0.11	0.03	0.30	0.62	0.62
Administrator Class (WTPXX)	3-31-2008	0.28	0.07	0.35	0.35	0.35
Institutional Class (PISXX)	8-11-1995	0.43	0.11	0.40	0.23	0.20
Service Class (PRVXX)	10-1-1985	0.20	0.05	0.32	0.52	0.45
Sweep Class	6-30-2010	0.05	0.02	0.29	0.78	0.78

Yield summary (%) as of July 31, 20173

	Class A	Administrator Class	Institutional Class	Service Class	Sweep Class
7-day current yield	0.44	0.71	0.86	0.61	0.28
7-day compound yield	0.44	0.71	0.86	0.61	0.28
30-day simple yield	0.42	0.69	0.84	0.59	0.26
30-day compound yield	0.42	0.69	0.84	0.59	0.26

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment returns will fluctuate. The Fund’s yield figures more closely reflect the current earnings of the Fund than the total return figures. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargofunds.com.

Each class is sold without a front-end sales charge or contingent deferred sales charge.

For government money market funds: You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Please see footnotes on page 5.

Performance highlights (unaudited)	Wells Fargo Treasury Plus Money Market Fund	5

Portfolio composition as of July 31, 2017[4]

Effective maturity distribution as of July 31, 2017[4]

Weighted average maturity as of July 31, 2017[5]
30 days

Weighted average life as of July 31, 2017[6]
67 days

[1]	Historical performance shown for Administrator Class shares prior to their inception reflects the performance of Institutional Class shares, adjusted to reflect the higher expenses applicable to Administrator Class shares. Historical performance shown for Sweep Class shares prior to their inception reflects the performance of Class A shares, and has not been adjusted to include the higher expenses applicable to Sweep Class shares. If these expenses had been adjusted, returns for Sweep Class shares would be lower.

[2]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

[3]	The manager has contractually committed through May 31, 2018, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waivers at 0.65% for Class A, 0.35% for Administrator Class, 0.20% for Institutional Class, 0.45% for Service Class, and 0.83% for Sweep Class. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Without this cap, the Fund’s returns would have been lower. Without waived fees and/or reimbursed expenses, the Fund’s 7-day current yield would have been 0.44%, 0.71%, 0.83%, 0.54%, and 0.28% for Class A, Administrator Class, Institutional Class, Service Class, and Sweep Class, respectively. The expense ratio paid by an investor is the net expense ratio or the Fund’s Total Annual Fund Operating Expenses After Fee Waivers, as stated in the prospectuses.

[4]	Amounts are calculated based on the total investments of the Fund. These amounts are subject to change and may have changed since the date specified.

[5]	Weighted Average Maturity (WAM): WAM is an average of the effective maturities of all securities held in the portfolio, weighted by each security’s percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. WAM calculations allow for the maturities of certain securities with demand features or periodic interest rate resets to be shortened. WAM is a way to measure a fund’s sensitivity to potential interest rate changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a WAM of 60 calendar days or less. WAM is subject to change and may have changed since the date specified.

[6]	Weighted Average Life (WAL): WAL is an average of the final maturities of all securities held in the portfolio, weighted by their percentage of total investments. The maturity of a portfolio security is the period remaining until the date on which the principal amount is unconditionally required to be paid, or in the case of a security called for redemption, the date on which the redemption payment is unconditionally required to be made. In contrast to WAM, the calculation of WAL allows for the maturities of certain securities with demand features to be shortened, but not the periodic interest rate resets. WAL is a way to measure a fund’s potential sensitivity to credit spread changes. Rule 2a-7 under the Investment Company Act of 1940 requires money market funds to maintain a weighted average life of 120 calendar days or less. WAL is subject to change and may have changed since the date specified.

6	Wells Fargo Treasury Plus Money Market Fund	Fund expenses (unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from February 1, 2017 to July 31, 2017.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 2-1-2017	Ending account value 7-31-2017	Expenses paid during the period¹	Annualized net expense ratio
Class A
Actual	$1,000.00	$1,001.05	$3.03	0.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.06	0.61%
Administrator Class
Actual	$1,000.00	$1,002.36	$1.74	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$1.76	0.35%
Institutional Class
Actual	$1,000.00	$1,003.09	$0.99	0.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.80	$1.00	0.20%
Service Class
Actual	$1,000.00	$1,001.84	$2.23	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.26	0.45%
Sweep Class
Actual	$1,000.00	$1,000.45	$3.62	0.73%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.17	$3.66	0.73%

[1]	Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolio of investments—July 31, 2017 (unaudited)	Wells Fargo Treasury Plus Money Market Fund	7

Security name	Interest rate	Maturity date	Principal	Value

Repurchase Agreements^^: 56.54%
Bank of Montreal, dated 7-31-2017, maturity value $100,002,778 (1)	1.00%	8-1-2017	$100,000,000	$100,000,000
Bank of Montreal, dated 7-31-2017, maturity value $100,002,861 (2)	1.03	8-1-2017	100,000,000	100,000,000
Bank of Nova Scotia NY, dated 7-31-2017, maturity value $1,350,038,625 (3)	1.03	8-1-2017	1,350,000,000	1,350,000,000
Barclays Capital Incorporated, dated 7-31-2017, maturity value $400,011,556 (4)	1.04	8-1-2017	400,000,000	400,000,000
BNP Paribas, dated 7-31-2017, maturity value $403,011,642 (5)	1.04	8-1-2017	403,000,000	403,000,000
Citigroup Global Markets Incorporated, dated 7-27-2017, maturity value $250,050,069 (6)	1.03	8-3-2017	250,000,000	250,000,000
Credit Agricole, dated 7-31-2017, maturity value $847,024,469 (7)	1.04	8-1-2017	847,000,000	847,000,000
Deutsche Bank Securities, dated 7-31-2017, maturity value $400,011,889 (8)	1.07	8-1-2017	400,000,000	400,000,000
Federal Reserve Bank of New York, dated 7-31-2017, maturity value $1,300,036,111 (9)	1.00	8-1-2017	1,300,000,000	1,300,000,000
ING Financial Markets LLC, dated 7-31-2017, maturity value $400,011,444 (10)	1.03	8-1-2017	400,000,000	400,000,000
JPMorgan Securities, dated 7-1-2017, maturity value $550,492,556 (11)¢±§	1.04	8-1-2017	550,000,000	550,000,000
JPMorgan Securities, dated 7-31-2017, maturity value $125,003,611 (12)	1.04	8-1-2017	125,000,000	125,000,000
JPMorgan Securities, dated 7-31-2017, maturity value $500,014,306 (13)	1.03	8-1-2017	500,000,000	500,000,000
Merrill Lynch, dated 7-31-2017, maturity value $232,006,702 (14)	1.04	8-1-2017	232,000,000	232,000,000
Met Life, dated 7-31-2017, maturity value $125,005,331 (15)	1.08	8-1-2017	125,001,581	125,001,581
Nomura, dated 7-31-2017, maturity value $1,000,028,889 (16)	1.04	8-1-2017	1,000,000,000	1,000,000,000
Prudential, dated 7-31-2017, maturity value $256,757,631 (17)	1.07	8-1-2017	256,750,000	256,750,000
Prudential, dated 7-31-2017, maturity value $42,706,269 (18)	1.07	8-1-2017	42,705,000	42,705,000
RBC Capital Markets, dated 7-31-2017, maturity value $50,001,431 (19)	1.03	8-1-2017	50,000,000	50,000,000
Royal Bank of Scotland, dated 7-31-2017, maturity value $250,007,222 (20)	1.04	8-1-2017	250,000,000	250,000,000

Total Repurchase Agreements (Cost $8,681,456,581)				8,681,456,581

Treasury Debt: 43.38%
U.S. Treasury Bill (z)	0.63	8-3-2017	80,000,000	79,997,222
U.S. Treasury Bill (z)	0.63	8-10-2017	60,000,000	59,990,595
U.S. Treasury Bill (z)	0.65	8-17-2017	70,000,000	69,979,911
U.S. Treasury Bill (z)	0.67	8-24-2017	110,000,000	109,953,035
U.S. Treasury Bill (z)	0.72	8-31-2017	187,720,000	187,604,012
U.S. Treasury Bill (z)	0.84	10-5-2017	126,000,000	125,809,886
U.S. Treasury Bill (z)	0.89	9-21-2017	30,000,000	29,962,303
U.S. Treasury Bill (z)	0.90	9-28-2017	40,000,000	39,942,322
U.S. Treasury Bill (z)	0.91	9-14-2017	30,000,000	29,966,743
U.S. Treasury Bill (z)	0.96	10-12-2017	20,000,000	19,961,900
U.S. Treasury Bill (z)	1.02	11-9-2017	40,000,000	39,887,222
U.S. Treasury Bill (z)	1.02	11-16-2017	40,000,000	39,879,031
U.S. Treasury Bill (z)	1.06	11-24-2017	50,000,000	49,832,292
U.S. Treasury Bill (z)	1.12	12-14-2017	50,000,000	49,790,938
U.S. Treasury Note	0.63	8-31-2017	95,000,000	94,994,082
U.S. Treasury Note	0.63	9-30-2017	180,000,000	179,921,331
U.S. Treasury Note	0.63	11-30-2017	87,980,000	87,839,744
U.S. Treasury Note	0.75	10-31-2017	145,000,000	144,904,341
U.S. Treasury Note	0.75	2-28-2018	16,000,000	15,957,970
U.S. Treasury Note	0.88	8-15-2017	105,000,000	105,004,529
U.S. Treasury Note	0.88	10-15-2017	87,858,000	87,854,811
U.S. Treasury Note	0.88	11-30-2017	29,000,000	28,976,739
U.S. Treasury Note	0.88	1-15-2018	80,000,000	80,000,606
U.S. Treasury Note	1.00	9-15-2017	60,000,000	60,007,429
U.S. Treasury Note	1.00	12-15-2017	84,000,000	84,050,392

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Treasury Plus Money Market Fund	Portfolio of investments—July 31, 2017 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Treasury Debt (continued)
U.S. Treasury Note	1.00%	12-31-2017	$180,000,000	$179,877,367
U.S. Treasury Note ±	1.32	1-31-2019	270,000,000	270,052,230
U.S. Treasury Note ±	1.35	10-31-2017	550,000,000	549,931,633
U.S. Treasury Note ±	1.35	10-31-2018	260,000,000	259,983,638
U.S. Treasury Note ±	1.36	7-31-2018	350,000,000	350,001,960
U.S. Treasury Note ±	1.37	4-30-2018	186,851,000	186,861,376
U.S. Treasury Note ±	1.46	1-31-2018	400,000,000	400,049,994
U.S. Treasury Note	1.88	8-31-2017	60,000,000	60,045,420
U.S. Treasury Note	1.88	9-30-2017	360,000,000	360,620,476
U.S. Treasury Note	1.88	10-31-2017	122,402,000	122,675,959
U.S. Treasury Note	2.25	11-30-2017	684,000,000	686,792,116
U.S. Treasury Note	2.63	1-31-2018	80,000,000	80,582,740
U.S. Treasury Note	2.75	12-31-2017	213,000,000	214,393,965
U.S. Treasury Note	2.75	2-28-2018	100,000,000	100,884,687
U.S. Treasury Note	3.50	2-15-2018	180,000,000	182,215,701
U.S. Treasury Note	4.25	11-15-2017	661,800,000	668,004,093
U.S. Treasury Note	4.75	8-15-2017	85,000,000	85,130,248

Total Treasury Debt (Cost $6,660,172,989)				6,660,172,989

Total investments in securities (Cost $15,341,629,570) *	99.92%	15,341,629,570
Other assets and liabilities, net	0.08	11,865,773

Total net assets	100.00%	$15,353,495,343

^^	Collateralized by:

(1)	U.S. government securities, 3.88%, 5-15-2018, fair value including accrued interest is $102,000,010.

(2)	U.S. government securities, 0.63% to 2.25%, 6-30-2018 to 11-15-2024, fair value including accrued interest is $102,000,042.

(3)	U.S. government securities, 0.00% to 4.50%, 8-17-2017 to 5-15-2046, fair value including accrued interest is $1,377,000,082.

(4)	U.S. government securities, 0.00% to 2.13%, 7-15-2018 to 5-15-2027, fair value including accrued interest is $408,000,099.

(5)	U.S. government securities, 0.00% to 9.00%, 10-31-2017 to 2-15-2046, fair value including accrued interest is $411,060,000.

(6)	U.S. government securities, 1.75% to 3.13%, 1-31-2023 to 5-15-2047, fair value including accrued interest is $255,000,004.

(7)	U.S. government securities, 1.50% to 3.63%, 10-31-2021 to 2-15-2044, fair value including accrued interest is $863,940,006.

(8)	U.S. government securities, 0.00% to 3.88%, 8-24-2017 to 8-15-2040, fair value including accrued interest is $408,000,099.

(9)	U.S. government securities, 1.50% to 4.25%, 2-28-2023 to 8-15-2041, fair value including accrued interest is $1,300,036,172.

(10)	U.S. government securities, 1.38% to 1.63%, 3-31-2019 to 9-30-2023, fair value including accrued interest is $408,163,265.

(11)	U.S. government securities, 0.13% to 0.38%, 4-15-2019 to 7-15-2025, fair value including accrued interest is $561,000,209.

(12)	U.S. government securities, 1.13%, 8-31-2021, fair value including accrued interest is $127,501,683.

(13)	U.S. government securities, 1.25% to 2.75%, 1-31-2021 to 11-15-2042, fair value including accrued interest is $510,001,847.

(14)	U.S. government securities, 2.00%, 12-15-2025, fair value including accrued interest is $236,640,062.

(15)	U.S. government securities, 1.88%, 2-28-2022, fair value including accrued interest is $126,597,598.

(16)	U.S. government securities, 0.00% to 9.13%, 8-3-2017 to 9-15-2047, fair value including accrued interest is $1,020,000,028.

(17)	U.S. government securities, 0.00% to 0.13%, 4-15-2022 to 2-15-2026, fair value including accrued interest is $261,885,000.

(18)	U.S. government securities, 0.00% , 2-15-2018, fair value is $43,559,100.

(19)	U.S. government securities, 0.00% to 4.50%, 8-15-2017 to 11-15-2044, fair value including accrued interest is $51,000,006.

(20)	U.S. government securities, 0.00%, 10-12-2017 to 10-19-2017, fair value is $255,000,856.

¢	The security represents a long-dated and extendible repurchase agreement which automatically renews on previously set terms. The maturity date represents the next put date.

±	Variable rate investment. The rate shown is the rate in effect at period end.

§	The security is subject to a demand feature which reduces the effective maturity.

(z)	Zero coupon security. The rate represents the current yield to maturity.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Statement of assets and liabilities—July 31, 2017 (unaudited)	Wells Fargo Treasury Plus Money Market Fund	9

Assets
Investments
In repurchase agreements, at amortized cost	$8,681,456,581
In unaffiliated securities, at amortized cost	6,660,172,989

Total investments, at amortized cost	15,341,629,570
Cash	708,007
Receivable for investments sold	149,962,107
Receivable for Fund shares sold	926,046
Receivable for interest	21,375,943
Prepaid expenses and other assets	685,981

Total assets	15,515,287,654

Liabilities
Dividends payable	6,265,547
Payable for investments purchased	151,254,335
Payable for Fund shares redeemed	115,891
Management fee payable	1,478,829
Distribution fee payable	30
Administration fees payable	1,279,639
Accrued expenses and other liabilities	1,398,040

Total liabilities	161,792,311

Total net assets	$15,353,495,343

NET ASSETS CONSIST OF
Paid-in capital	$15,353,673,595
Overdistributed net investment income	(289,731)
Accumulated net realized gains on investments	111,479

Total net assets	$15,353,495,343

COMPUTATION OF NET ASSET VALUE PER SHARE
Net assets – Class A	$1,487,536,905
Shares outstanding – Class A1	1,487,349,113
Net asset value per share – Class A	$1.00
Net assets – Administrator Class	$71,776,638
Shares outstanding – Administrator Class[1]	71,766,780
Net asset value per share – Administrator Class	$1.00
Net assets – Institutional Class	$12,227,527,990
Shares outstanding – Institutional Class[1]	12,225,982,388
Net asset value per share – Institutional Class	$1.00
Net assets – Service Class	$1,566,553,747
Shares outstanding – Service Class[1]	1,566,356,666
Net asset value per share – Service Class	$1.00
Net assets – Sweep Class	$100,063
Shares outstanding – Sweep Class[1]	100,050
Net asset value per share – Sweep Class	$1.00

[1]	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Treasury Plus Money Market Fund	Statement of operations—six months ended July 31, 2017 (unaudited)

Investment income
Interest	$59,002,027

Expenses
Management fee	10,046,925
Administration fees
Class A	1,627,709
Administrator Class	56,299
Institutional Class	4,496,017
Service Class	887,982
Sweep Class	14
Shareholder servicing fees
Class A	1,849,669
Administrator Class	56,299
Service Class	1,849,963
Sweep Class	125
Distribution fee
Sweep Class	174
Custody and accounting fees	327,387
Professional fees	24,578
Registration fees	45,152
Shareholder report expenses	19,410
Trustees’ fees and expenses	10,640
Other fees and expenses	29,865

Total expenses	21,328,208
Less: Fee waivers and/or expense reimbursements	(2,049,869)

Net expenses	19,278,339

Net investment income	39,723,688

Net realized gains on investments	34,055

Net increase in net assets resulting from operations	$39,757,743

The accompanying notes are an integral part of these financial statements.

Statement of changes in net assets	Wells Fargo Treasury Plus Money Market Fund	11

	Six months ended July 31, 2017 (unaudited)		Year ended January 31, 2017

Operations
Net investment income		$39,723,688		$24,891,136
Net realized gains on investments		34,055		81,744

Net increase in net assets resulting from operations		39,757,743		24,972,880

Distributions to shareholders from
Net investment income
Class A		(1,587,444)		(163,265)
Administrator Class		(261,183)		(51,470)
Institutional Class		(35,146,087)		(24,297,004)
Service Class		(2,728,929)		(350,804)
Sweep Class		(45)		(131)

Total distributions to shareholders		(39,723,688)		(24,862,674)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	4,537,527,895	4,537,527,895	11,296,081,222	11,296,081,222
Administrator Class	471,873,490	471,873,490	499,035,081	499,035,081
Institutional Class	66,584,520,204	66,584,520,204	122,393,174,334	122,393,174,334
Service Class	3,301,749,529	3,301,749,529	7,018,205,428	7,018,205,428
Sweep Class	0	0	3,292,744	3,292,744

		74,895,671,118		141,209,788,809

Reinvestment of distributions
Class A	712,553	712,553	53,041	53,041
Administrator Class	233,344	233,344	50,911	50,911
Institutional Class	13,142,954	13,142,954	10,877,460	10,877,460
Service Class	869,118	869,118	108,713	108,713
Sweep Class	45	45	126	126

		14,958,014		11,090,251

Payment for shares redeemed
Class A	(4,796,030,623)	(4,796,030,623)	(11,507,366,314)	(11,507,366,314)
Administrator Class	(506,572,533)	(506,572,533)	(494,273,687)	(494,273,687)
Institutional Class	(65,859,940,744)	(65,859,940,744)	(123,531,631,920)	(123,531,631,920)
Service Class	(3,236,529,941)	(3,236,529,941)	(6,857,724,021)	(6,857,724,021)
Sweep Class	0	0	(6,337,930)	(6,337,930)

		(74,399,073,841)		(142,397,333,872)

Net increase (decrease) in net assets resulting from capital share transactions		511,555,291		(1,176,454,812)

Total increase (decrease) in net assets		511,589,346		(1,176,344,606)

Net assets
Beginning of period		14,841,905,997		16,018,250,603

End of period		$15,353,495,343		$14,841,905,997

Overdistributed net investment income		$(289,731)		$(289,731)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
CLASS A		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.11%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Net expenses	0.61%	0.39%	0.11%	0.06%	0.06%	0.12%
Net investment income	0.21%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,487,537	$1,745,419	$1,956,626	$1,733,107	$1,998,010	$1,589,730

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	13

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
ADMINISTRATOR CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.24%	0.06%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.35%	0.34%	0.34%	0.34%	0.34%	0.35%
Net expenses	0.35%	0.34%	0.10%	0.06%	0.07%	0.13%
Net investment income	0.46%	0.05%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$71,777	$106,246	$101,432	$106,179	$98,633	$204,264

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
INSTITUTIONAL CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.31%	0.20%	0.02%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.23%	0.23%	0.23%	0.23%	0.23%	0.23%
Net expenses	0.20%	0.20%	0.10%	0.06%	0.06%	0.12%
Net investment income	0.63%	0.20%	0.02%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$12,227,528	$11,489,674	$12,617,153	$11,190,887	$9,522,210	$7,557,137

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Treasury Plus Money Market Fund	15

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SERVICE CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.18%	0.02%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.52%	0.52%	0.52%	0.52%	0.52%	0.52%
Net expenses	0.45%	0.38%	0.11%	0.06%	0.06%	0.12%
Net investment income	0.37%	0.03%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$1,566,554	$1,500,467	$1,339,895	$1,845,375	$1,589,951	$1,932,680

[1]	Amount is less than $0.005.

[2]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Treasury Plus Money Market Fund	Financial highlights

(For a share outstanding throughout each period)

	Six months ended July 31, 2017 (unaudited)	Year ended January 31
SWEEP CLASS		2017	2016	2015	2014	2013
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.00 [1]	0.00 [1,2]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Net realized gains (losses) on investments	0.00 [1]	0.00 [1]	0.00 [1]	(0.00)[1]	0.00 [1]	0.00 [1]

Total from investment operations	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]	0.00 [1]
Distributions to shareholders from
Net investment income	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net realized gains	0.00	0.00	0.00	(0.00)[1]	(0.00)[1]	0.00

Total distributions to shareholders	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]	(0.00)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.05%	0.01%	0.01%	0.01%	0.01%	0.01%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.96%	0.97%	0.97%	0.97%	0.97%
Net expenses	0.73%	0.34%	0.11%	0.06%	0.06%	0.12%
Net investment income	0.09%	0.01%	0.01%	0.01%	0.01%	0.01%
Supplemental data
Net assets, end of period (000s omitted)	$100	$100	$3,145	$3,054	$20,122	$27,152

[1]	Amount is less than $0.005.

[2]	Calculated based upon average shares outstanding

[3]	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Treasury Plus Money Market Fund	17

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Wells Fargo Treasury Plus Money Market Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

As permitted under Rule 2a-7 of the 1940 Act, portfolio securities are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments which are not valued using the method discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Repurchase agreements

The Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Funds Management. Repurchase agreements are agreements where the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon time and price. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to the Fund in the event that the Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which the Fund seeks to assert its rights.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

18	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

∎	Level 1 – quoted prices in active markets for identical securities

∎	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

∎	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to financial statements (unaudited)	Wells Fargo Treasury Plus Money Market Fund	19

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2017:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Repurchase agreements	$0	$8,681,456,581	$0	$8,681,456,581

Treasury debt	0	6,660,172,989	0	6,660,172,989
Total assets	$0	$15,341,629,570	$0	$15,341,629,570

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At July 31, 2017, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES

Management fee

Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”), is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser, providing fund-level administrative services in connection with the Fund’s operations, and providing any other fund-level administrative services reasonably necessary for the operation of the Fund. As compensation for its services under the investment management agreement, Funds Management is entitled to receive an annual management fee starting at 0.15% and declining to 0.13% as the average daily net assets of the Fund increase. For the six months ended July 31, 2017, the management fee was equivalent to an annual rate of 0.14% of the Fund’s average daily net assets.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Funds Management. Wells Capital Management Incorporated, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of the Fund increase.

Administration fees

Under a class-level administration agreement, Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:

Class-level administration fee
Class A	0.22%
Administrator Class	0.10
Institutional Class	0.08
Service Class	0.12
Sweep Class	0.03

Funds Management has contractually waived and/or reimbursed management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through May 31, 2018 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 0.65% for Class A shares, 0.35% for Administrator Class shares, 0.20% for Institutional Class shares, 0.45% for Service Class shares, and 0.83% for Sweep Class shares. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Prior to June 1, 2017, the Fund’s expenses were capped at 1.00% for Sweep Class shares. During the six months ended July 31, 2017, Funds Management voluntarily waived additional expenses to maintain a positive yield.

20	Wells Fargo Treasury Plus Money Market Fund	Notes to financial statements (unaudited)

Distribution fee

The Trust has adopted a distribution plan for Sweep Class shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Sweep Class shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.35% of the average daily net assets of Sweep Class shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Service Class, and Sweep Class of the Fund are charged a fee at an annual rate of 0.25% of the respective average daily net assets of each class. Administrator Class is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

Interfund transactions

The Fund may purchase or sell investment securities to other Wells Fargo affiliates pursuant to Rule 17a-7 of the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.

5. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

6. REGULATORY CHANGES

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new rules and forms and amended existing rules and forms (together, “final rules”) intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to enhance liquidity risk management by open-end mutual funds and exchange-traded funds. The final rules will enhance the quality of information available to investors and will allow the SEC to more effectively collect and use data reported by funds. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in the Fund’s financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the amendments to Regulation S-X and its adoption will result in enhanced financial disclosures in the Fund’s financial statements. Management continues to evaluate the reporting requirements for the new form types (compliance date is June 1, 2018) and the implementation of the liquidity risk management program (compliance date is December 1, 2018).

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	21

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-800-222-8222, visiting our website at wellsfargofunds.com, or visiting the SEC website at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website at wellsfargofunds.com or by visiting the SEC website at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s website (wellsfargofunds.com) on a 1-day delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available by visiting the SEC website at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

22	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo family of funds, which consists of 145 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Board member of the Forté Foundation (non-profit organization) and the Vincent Memorial Hospital Endowment (non-profit organization), where he serves on the Investment Committee and as a Chair of the Audit Committee. Mr. Ebsworth is a CFA® charterholder.	Asset Allocation Trust
Jane A. Freeman (Born 1953)	Trustee, since 2015	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is a Board Member of Ruth Bancroft Garden (non-profit organization) and an inactive chartered financial analyst.	Asset Allocation Trust
Peter G. Gordon** (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Chairman of the Board of CIGNA Corporation since 2009, and Director since 2005. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (charter school). Advisory Board Member, Child Evangelism Fellowship (non-profit). Mr. Harris is a certified public accountant (inactive status).	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	23

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996: Vice Chairman, since 2017	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

**	Peter Gordon is expected to retire on December 31, 2017.

Advisory Board Members

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer	Current other public company or investment company directorships
James G. Polisson (Born 1959)	Advisory Board Member, since 2017	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors (Blackrock) from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Prior thereto, Vice President, Fidelity Retail Mutual Fund Group from 1996 to 1998 and Risk Management Practice Manager, Fidelity Consulting from 1995 to 1996. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	None
Pamela Wheelock (Born 1959)	Advisory Board Member, since 2017	Chief Operating Officer, Twin Cities Habitat for Humanity, since January, 2017. Vice President of University Services, University of Minnesota from 2012 to 2017. Prior thereto, Interim President and Chief Executive Officer of Blue Cross Blue Shield of Minnesota from 2010 to 2011, Chairman of the Board from 2009 to 2011 and Board Director from 2003 to 2015. Vice President, Leadership and Community Engagement, Bush Foundation, Saint Paul, Minnesota (a private foundation) from 2009 to 2011. Executive Vice President and Chief Financial Officer, Minnesota Sports and Entertainment from 2004 to 2009 and Senior Vice President from 2002 to 2004. Commissioner of Finance, State of Minnesota, from 1999 to 2002. Currently on the Board of Directors, Governance Committee and Finance Committee, for the Minnesota Philanthropy Partners (Saint Paul Foundation) since 2012 and Board Chair of the Minnesota Wild Foundation since 2010.	None

24	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	Executive Vice President of Wells Fargo & Company and Head of Affiliated Managers, Wells Fargo Asset Management, since 2014. In addition, Mr. Owen is currently President, Chief Executive Officer and Director of Wells Fargo Funds Management, LLC since 2017. Prior thereto, Executive Vice President responsible for marketing, investments and product development for Wells Fargo Funds Management, LLC, from 2009 to 2014.
Nancy Wiser[1] (Born 1967)	Treasurer, since 2012	Executive Vice President of Wells Fargo Funds Management, LLC since 2011. Chief Operating Officer and Chief Compliance Officer at LightBox Capital Management LLC, from 2008 to 2011.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank, N.A. from 1996 to 2013.
Michael H. Whitaker (Born 1967)	Chief Compliance Officer, since 2016	Senior Vice President and Chief Compliance Officer since 2016. Senior Vice President and Chief Compliance Officer for Fidelity Investments from 2007 to 2016.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma[1] (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

[1]	Nancy Wiser acts as Treasurer of 69 funds in the Fund Complex. Jeremy DePalma acts as Treasurer of 76 funds and Assistant Treasurer of 69 funds in the Fund Complex.

[2]	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargofunds.com.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	25

BOARD CONSIDERATION OF INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS:

Under the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”) must determine annually whether to approve the continuation of the Trust’s investment management and sub-advisory agreements. In this regard, at an in-person meeting held on May 16-17, 2017 (the “Meeting”), the Board, all the members of which have no direct or indirect interest in the investment management and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), reviewed and approved for Wells Fargo Treasury Plus Money Market Fund (the “Fund”): (i) an investment management agreement (the “Management Agreement”) with Wells Fargo Funds Management, LLC (“Funds Management”); and (ii) an investment sub-advisory agreement (the “Sub-Advisory Agreement”) with Wells Capital Management Incorporated (the “Sub-Adviser”), an affiliate of Funds Management. The Management Agreement and the Sub-Advisory Agreement are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Adviser and the approval of the Advisory Agreements. Prior to the Meeting, including at an in-person meeting in April 2017, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Board has adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the full Board in the discharge of its duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Board, Funds Management and the Sub-Adviser were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Board’s annual contract renewal process earlier in 2017. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Adviser about various topics. In this regard, the Board reviewed reports of Funds Management at each of its quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Board and the teams mentioned above confer with portfolio managers at various times throughout the year. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

After its deliberations, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable. The Board considered the approval of the Advisory Agreements for the Fund as part of its consideration of agreements for funds across the complex, but its approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Board in support of its approvals.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Adviser under the Advisory Agreements. This information included a description of the investment advisory services and Fund-level administrative services covered by the Management Agreement, as well as, among other things, a summary of the background and experience of senior management of Funds Management, a summary of certain organizational and personnel changes involving Funds Management and the Sub-Adviser, and a description of Funds Management’s and the Sub-Adviser’s business continuity planning programs and of their approaches to data privacy and cybersecurity. The Board also considered the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Adviser to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Adviser. In addition, the Board took into account the full range of services provided to the Fund by Funds Management and its affiliates.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2016. The Board considered these results in comparison to the performance of funds in a universe that was determined by Broadridge Inc.

26	Wells Fargo Treasury Plus Money Market Fund	Other information (unaudited)

(“Broadridge”) to be similar to the Fund (the “Universe”), and in comparison to the Fund’s benchmark index and to other comparative data. Broadridge is an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds in the performance Universe. The Board noted that the performance of the Fund (Institutional Class) was higher than the average performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Lipper U.S. Treasury Money Market Funds, for all periods under review.

The Board also received and considered information regarding the Fund’s net operating expense ratios and their various components, including actual management fees, custodian and other non-management fees, and Rule 12b-1 and non-Rule 12b-1 shareholder service fees. The Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Broadridge to be similar to the Fund (the “Groups”). The Board received a description of the methodology used by Broadridge to select the mutual funds in the expense Groups and an explanation of how funds comprising expense groups and their expense ratios may vary from year-to-year. Based on the Broadridge reports, the Board noted that the net operating expense ratios of the Fund were higher than the median net operating expense ratios of the expense Groups for all share classes except for Institutional Class. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Sweep Class.

The Board took into account the Fund performance and expense information provided to it among the factors considered in deciding to re-approve the Advisory Agreements.

Investment management and sub-advisory fee rates

The Board reviewed and considered the contractual fee rates payable by the Fund to Funds Management under the Management Agreement, as well as the contractual fee rates payable by the Fund to Funds Management for class-level administrative services under a Class-Level Administration Agreement, which include, among other things, class-level transfer agency and sub-transfer agency costs (collectively, the “Management Rates”). The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Adviser for investment sub-advisory services.

Among other information reviewed by the Board was a comparison of the Fund’s Management Rates with the average contractual investment management fee rates of funds in the expense Groups at a common asset level as well as transfer agency costs of the funds in the expense Groups. The Board noted that the Management Rates of the Fund were lower than or in range of the sum of these average rates for the Fund’s expense Groups for all share classes.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to the Sub-Adviser for sub-advisory services. In assessing the reasonableness of this amount, the Board received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Adviser, and about Funds Management’s on-going oversight services. Given the affiliation between Funds Management and the Sub-Adviser, the Board ascribed limited relevance to the allocation of fees between them.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Adviser to other types of clients with investment strategies similar to those of the Fund. In this regard, the Board received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as a short-term investment portfolio.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board determined that the compensation payable to Funds Management under the Management Agreement and to the Sub-Adviser under the Sub-Advisory Agreement was reasonable.

Profitability

The Board received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Fund and the fund family as a whole. The Board also received and considered information concerning the profitability of the Sub-Adviser from providing services to the fund family as a whole, noting that the Sub-Adviser’s profitability information with respect to providing services to the Fund was subsumed in the Wells Fargo and Funds Management profitability analysis.

Funds Management reported on the methodologies and estimates used in calculating profitability, including a description of the methodology used to allocate certain expenses. Among other things, the Board noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund.

Other information (unaudited)	Wells Fargo Treasury Plus Money Market Fund	27

Based on its review, the Board did not deem the profits reported by Funds Management or Wells Fargo from its services to the Fund to be at a level that would prevent it from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Board noted the existence of breakpoints in the Fund’s management fee structure, which operate generally to reduce the Fund’s expense ratios as the Fund grows in size. It considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Board also considered that in addition to management fee breakpoints, competitive management fee rates set at the outset without regard to breakpoints and fee waiver and expense reimbursement arrangements are means of sharing potential economies of scale with shareholders of the Fund. The Board discussed and accepted Funds Management’s proposal to reduce the net operating expense ratio cap for Sweep Class. The Board considered Funds Management’s view, which Funds Management indicated was supported by independent third-party industry studies which were summarized for the Board, that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Board concluded that the Fund’s fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.

Other benefits to Funds Management and the Sub-Adviser

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, as a result of their relationships with the Fund. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Adviser’s business as a result of their relationships with the Fund. The Board noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about soft dollar credits earned and utilized by the Sub-Adviser, fees earned by Funds Management and the Sub-Adviser from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any ancillary benefits received by Funds Management and its affiliates, including the Sub-Adviser, were unreasonable.

Conclusion

At the Meeting, after considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for a one-year term and determined that the compensation payable to Funds Management and the Sub-Adviser under each of the Advisory Agreements was reasonable.

28	Wells Fargo Treasury Plus Money Market Fund	List of abbreviations

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
CLO	— Collateralized loan obligation
CLP	— Chilean peso
COP	— Colombian peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIFER	— Long Inverse Floating Exempt Receipts
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
PJSC	— Public Joint Stock Company
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SDR	— Swedish depositary receipt
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
SPEAR	— Short Puttable Exempt Adjustable Receipts
STRIPS	— Separate trading of registered interest and
principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

For more information

More information about Wells Fargo Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: fundservice@wellsfargo.com

Website: wellsfargofunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargofunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Asset Management (WFAM) is a trade name used by the asset management businesses of Wells Fargo & Company. Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the funds. The funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA, an affiliate of Wells Fargo & Company. Neither Wells Fargo Funds Management nor Wells Fargo Funds Distributor has Fund customer accounts/assets, and neither provides investment advice/recommendations or acts as an investment advice fiduciary to any investor.

NOT FDIC INSURED  ◾  NO BANK GUARANTEE  ◾   MAY LOSE VALUE

© 2017 Wells Fargo Funds Management, LLC. All rights reserved.

305370 09-17 SA314/SAR314 07-17

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Wells Fargo Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Andrew Owen

Andrew Owen
President

Date:	September 25, 2017

By:

/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	September 25, 2017